UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714
MML Series Investment Fund II
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
John F. Carlson 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/07
Date of reporting period:	3/31/07

Item 1. Schedule of Investments.

MML Money Market Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 100.2%
Commercial Paper — 87.3%
American Honda Finance Corp. 5.220%	04/11/2007	$2,600,000	$2,596,230
Atlantic Industries(a) 5.220%	06/07/2007	626,000	619,918
Bankamerica Corp. 5.220%	05/07/2007	2,500,000	2,486,950
Barclays U.S. Funding Corp. 5.220%	05/14/2007	1,768,000	1,756,977
Beethoven Funding Corp.(a) 5.240%	05/09/2007	2,645,000	2,630,370
BNP Paribas Finance, Inc. 5.220%	07/06/2007	2,640,000	2,603,251
Bryant Park Funding LLC(a) 5.220%	06/07/2007	2,347,000	2,324,199
Caterpillar Financial Services Corp. 5.230%	06/06/2007	2,600,000	2,575,070
CIT Group, Inc.(a) 5.230%	06/12/2007	1,980,000	1,959,289
CIT Group, Inc. 5.240%	04/16/2007	662,000	660,555
Coca-Cola Enterprises 5.180%	06/14/2007	420,000	415,528
DaimlerChrysler Revolving Auto Conduit LLC 5.240%	05/25/2007	2,540,000	2,520,036
Danske Corp. 5.190%	08/01/2007	2,482,000	2,438,346
Dover Corp.(a) 5.250%	04/03/2007	1,000,000	999,708
Dover Corp.(a) 5.260%	04/13/2007	1,222,000	1,219,857
Eaton Corp.(a) 5.230%	04/27/2007	2,635,000	2,625,047
Estee Lauder Cos.(a) 5.250%	04/25/2007	2,465,000	2,456,373
Falcon Asset Securitization Corp.(a) 5.250%	04/09/2007	2,600,000	2,596,967
FCAR Owner Trust I 5.250%	05/23/2007	2,635,000	2,615,018
Goldman Sachs Group LP 5.210%	05/01/2007	2,600,000	2,588,712
Govco, Inc.(a) 5.235%	04/12/2007	1,996,000	1,992,807

1

Harley-Davidson Funding(a) 5.200%	05/16/2007	$2,442,000	$2,426,127
HBOS Treasury Services 5.230%	05/02/2007	1,830,000	1,821,758
HBOS Treasury Services 5.250%	04/24/2007	125,000	124,581
HBOS Treasury Services 5.250%	04/30/2007	319,000	317,651
Hewlett-Packard Co.(a) 5.240%	04/04/2007	2,441,000	2,439,934
ING US Funding LLC 5.195%	04/17/2007	2,000,000	1,995,382
John Deere Capital Corp.(a) 5.210%	05/18/2007	2,130,000	2,115,512
Johnson & Johnson(a) 5.150%	06/22/2007	2,206,000	2,180,122
L’Oreal USA, Inc.(a) 5.210%	04/18/2007	2,650,000	2,643,480
McGraw-Hill Cos. (The), Inc. 5.250%	04/26/2007	1,031,000	1,027,241
Minnesota Mining & Manufacturing Co. 5.180%	06/08/2007	2,655,000	2,629,022
Nestle Capital Corp.(a) 5.200%	05/14/2007	2,405,000	2,390,062
New Center Asset Trust 5.250%	05/11/2007	2,361,000	2,347,227
NSTAR Electric Co. 5.230%	04/10/2007	2,650,000	2,646,535
Paccar Financial Corp. 5.220%	04/12/2007	2,542,000	2,537,946
Procter & Gamble Co.(a) 5.230%	04/16/2007	1,822,000	1,818,030
Reckitt Benckiser PLC(a) 5.240%	05/15/2007	2,200,000	2,185,910
Sheffield Receivables 5.250%	04/23/2007	2,535,000	2,526,867
Societe Generale North America 5.230%	05/10/2007	507,000	504,128
Societe Generale North America 5.270%	04/20/2007	213,000	212,408
South Carolina Electric & Gas 5.290%	05/04/2007	2,533,000	2,520,717
Sysco Corp.(a) 5.220%	05/21/2007	1,802,000	1,788,936
United Technologies Corp.(a) 5.240%	04/24/2007	2,650,000	2,641,128
Wal-Mart Stores, Inc.(a) 5.200%	05/08/2007	2,655,000	2,640,811

2

Windmill Funding I Corp.(a) 5.230%	04/03/2007	$1,550,000	$1,549,550
Windmill Funding I Corp.(a) 5.230%	04/05/2007	1,015,000	1,014,410
			91,726,683
Discount Notes — 4.4%
Federal Farm Credit Discount Note 5.070%	04/05/2007	1,850,000	1,848,958
Federal Home Loan Discount Note 5.120%	04/02/2007	2,620,000	2,619,627
Federal Home Loan Discount Note 5.140%	04/05/2007	145,000	144,917
			4,613,502
U.S. Treasury Bills — 8.5%
U.S. Treasury Bill 4.868%	05/17/2007	2,500,000	2,484,451
U.S. Treasury Bill 4.955%	08/02/2007	1,155,000	1,135,446
U.S. Treasury Bill 5.000%	05/03/2007	2,685,000	2,673,067
U.S. Treasury Bill 5.015%	04/19/2007	2,600,000	2,593,480
			8,886,444
TOTAL SHORT-TERM INVESTMENTS (Cost $105,226,629)			105,226,629
TOTAL INVESTMENTS — 100.2%(b)			$105,226,629
Other Assets/(Liabilities) — (0.2%)			(179,906)
NET ASSETS — 100.0%			$105,046,723

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $47,258,547 or 45.0% of net assets.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Inflation-Protected Bond Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 97.7%
CORPORATE DEBT — 32.4%
Banking, Savings & Loans — 18.2%
Barclays Bank PLC 3.480%	05/15/2007	$3,000,000	$2,994,720
Barclays Bank PLC 4.290%	03/17/2008	2,000,000	1,987,940
Barclays Financial LLC 3.540%	04/19/2008	1,200,000	1,184,232
CIT Group, Inc. 3.930%	03/15/2017	4,630,000	4,063,242
CIT Group, Inc. 4.280%	12/14/2016	4,243,000	3,857,820
HSBC Finance Corp. 3.190%	03/10/2009	2,000,000	1,929,480
HSBC Finance Corp. 3.770%	02/10/2011	500,000	470,955
HSBC Finance Corp. 4.200%	01/10/2014	1,926,000	1,775,059
HSBC Finance Corp. 4.280%	11/10/2013	1,110,000	1,024,463
HSBC Finance Corp. 4.390%	12/10/2013	2,065,000	1,916,774
International Bank for Reconstruction & Development 3.560%	12/10/2013	3,943,000	3,699,323
JP Morgan Chase & Co. Series C 3.810%	06/28/2009	4,273,000	4,182,028
KFW 4.391%	03/03/2008	4,000,000	3,976,840
Morgan Stanley Series C 4.890%	11/01/2013	5,368,000	5,128,856
SLM Corp. 4.670%	11/21/2013	3,818,000	3,537,072
SLM Corp. 4.690%	02/01/2014	3,010,000	2,810,377
SLM Corp. 4.840%	11/01/2013	2,032,000	1,903,151
			46,442,332
Financial Services — 10.9%
Lehman Brothers Holdings, Inc. 4.340%	02/17/2015	1,300,000	1,171,404
Lehman Brothers Holdings, Inc. Series G 4.540%	05/12/2014	7,195,000	6,597,383

1

Merrill Lynch & Co., Inc. 3.701%	03/02/2009	$4,330,000	$4,190,531
Merrill Lynch & Co., Inc. 3.810%	11/03/2016	1,125,000	953,404
Merrill Lynch & Co., Inc. 4.590%	05/05/2014	1,000,000	931,340
Merrill Lynch & Co., Inc., Series C 3.810%	02/10/2011	1,080,000	1,004,303
Morgan Stanley 4.290%	02/01/2011	2,807,000	2,664,685
Morgan Stanley 4.540%	03/01/2016	1,200,000	1,104,528
Toyota Motor Credit Corp. 3.810%	07/28/2008	2,000,000	1,977,260
Toyota Motor Credit Corp. 4.791%	02/05/2016	7,500,000	7,181,025
			27,775,863
Insurance — 3.3%
Hartford Life Global Funding Trusts 3.720%	03/15/2010	2,690,000	2,563,166
Pacific Life Global Funding(a) 4.721%	02/06/2016	4,000,000	3,860,480
Principal Life Income Funding Trusts 4.420%	04/01/2016	2,189,000	1,987,196
			8,410,842
TOTAL CORPORATE DEBT (Cost $85,410,268)			82,629,037
U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.8%
Pass-Through Securities
Federal Home Loan Bank 4.500%	09/16/2013	5,750,000	5,615,672
FHLMC 5.125%	10/18/2016	4,000,000	4,032,030
Total Pass-Through Securities			9,647,702
Federal National Mortgage Association (FNMA) — 7.1%
Pass-Through Securities
FNMA 3.681%	02/17/2009	18,485,000	18,170,570
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,932,893)			27,818,272

2

U.S. TREASURY OBLIGATIONS — 54.4%
U.S. Treasury Bonds — 15.8%
U.S. Treasury Inflation Index 2.000%	01/15/2026	$5,638,609	$5,357,559
U.S. Treasury Inflation Index 2.375%	01/15/2025	9,748,560	9,809,489
U.S. Treasury Inflation Index 2.375%	01/15/2027	3,296,596	3,323,381
U.S. Treasury Inflation Index 3.375%	04/15/2032	1,619,013	1,974,477
U.S. Treasury Inflation Index 3.625%	04/15/2028	7,376,060	8,978,048
U.S. Treasury Inflation Index 3.875%	04/15/2029	8,451,158	10,729,009
			40,171,963
U.S. Treasury Notes — 38.6%
U.S. Treasury Inflation Index 0.875%	04/15/2010	10,356,781	10,014,651
U.S. Treasury Inflation Index 1.625%	01/15/2015	6,555,296	6,294,191
U.S. Treasury Inflation Index 1.875%	07/15/2013	7,140,182	7,048,699
U.S. Treasury Inflation Index 1.875%	07/15/2015	5,769,240	5,640,406
U.S. Treasury Inflation Index 2.000%	01/15/2014	7,672,296	7,598,067
U.S. Treasury Inflation Index 2.000%	07/15/2014	6,994,699	6,928,118
U.S. Treasury Inflation Index 2.000%	01/15/2016	5,608,020	5,522,532
U.S. Treasury Inflation Index 2.375%	04/15/2011	5,893,288	5,970,379
U.S. Treasury Inflation Index 2.375%	01/15/2017	2,157,590	2,189,427
U.S. Treasury Inflation Index 2.500%	07/15/2016	6,734,112	6,910,967
U.S. Treasury Inflation Index 3.000%	07/15/2012	8,334,772	8,738,123
U.S. Treasury Inflation Index 3.375%	01/15/2012	2,125,596	2,255,623
U.S. Treasury Inflation Index 3.500%	01/15/2011	3,877,871	4,095,396
U.S. Treasury Inflation Index 3.625%	01/15/2008	6,513,936	6,614,699
U.S. Treasury Inflation Index 3.875%	01/15/2009	7,120,180	7,380,756

3

U.S. Treasury Inflation Index 4.250%	01/15/2010	$4,979,882	$5,295,855
			98,497,889
TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,193,036)			138,669,852
TOTAL BONDS & NOTES (Cost $254,536,197)			249,117,161

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 1.7%
Financial Services — 0.4%
MBIA Global Funding LLC(a) 5.840%	02/02/2008	$1,000,000	$1,000,000
Repurchase Agreement — 1.3%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(b)		3,442,976	3,442,976
TOTAL SHORT-TERM INVESTMENTS (Cost $4,442,976)			4,442,976
TOTAL INVESTMENTS — 99.4% (Cost $258,979,173)(c)			$253,560,137
Other Assets/(Liabilities) — 0.6%			1,506,177
NET ASSETS — 100.0%			$255,066,314

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $4,860,480 or 1.9% of net assets.

(b)

Maturity value $3,443,995. Collateralized by a U.S. Government Agency obligation with a rate of 8.125%, maturity date of 12/25/2019, and an aggregate market value, including accrued interest, of $3,615,125.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MML Managed Bond Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Air Transportation — 0.0%
UAL Corp.(a)	1,127	$43,017
Energy — 0.0%
Dynegy, Inc. Cl. A(a)	87	806
TOTAL COMMON STOCK (Cost $0)		43,823
TOTAL EQUITIES (Cost $0)		43,823

		Principal
		Amount	Market Value
BONDS & NOTES — 96.1%
ASSET BACKED SECURITIES — 0.8%
Financial Services
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625%	06/30/2012	$637,273	$677,103
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN 6.700%	10/25/2028	13,758	13,734
Oak Hill Credit Partners, Series 1A, Class A2, FRN 5.390%	09/12/2013	2,000,000	2,002,600
Travelers Funding Ltd., Series 1A, Class A1(b) 6.300%	02/18/2014	1,014,852	1,016,476
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	54,111	54,053
TOTAL ASSET BACKED SECURITIES (Cost $3,782,918)			3,763,966
CORPORATE DEBT — 28.7%
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co. 7.500%	04/15/2008	900,000	918,045

1

Air Transportation — 0.0%
United Air Lines, Inc., Series 91B(c) (d) 10.110%	02/19/2049	$277,648	$0
US Airways, Inc., Class B(c) 7.500%	04/15/2008	869,681	9
			9
Apparel, Textiles & Shoes — 0.2%
Kellwood Co. 7.625%	10/15/2017	140,000	129,560
Kellwood Co. 7.875%	07/15/2009	240,000	244,433
Mohawk Industries, Inc., Series C 6.500%	04/15/2007	350,000	350,085
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	250,000	264,853
			988,931
Automotive & Parts — 0.1%
DaimlerChrysler NA Holding Corp. 4.050%	06/04/2008	500,000	492,496
Banking, Savings & Loans — 3.1%
Ametek, Inc. 7.200%	07/15/2008	1,495,000	1,520,280
Bank of America Corp. 3.250%	08/15/2008	500,000	487,988
Bank of America Corp. 4.250%	10/01/2010	375,000	365,870
CIT Group, Inc. 3.650%	11/23/2007	20,000	19,784
CIT Group, Inc. 3.875%	11/03/2008	1,400,000	1,371,940
CIT Group, Inc. 7.375%	04/02/2007	600,000	600,000
Citigroup, Inc. 5.500%	02/15/2017	750,000	746,086
Goldman Sachs Group, Inc. 5.625%	01/15/2017	2,025,000	2,005,758
Kern River Funding Corp.(b) 4.893%	04/30/2018	910,067	880,226
MBNA Corp. 4.625%	09/15/2008	650,000	645,048
Morgan Stanley 5.450%	01/09/2017	430,000	422,927
Residential Capital Corp. 6.125%	11/21/2008	960,000	959,509
SLM Corp. 5.000%	10/01/2013	505,000	497,925
SLM Corp. 5.625%	08/01/2033	350,000	326,574

2

Wachovia Corp. 5.300%	10/15/2011	$1,080,000	$1,086,218
Washington Mutual Bank 5.650%	08/15/2014	1,125,000	1,118,971
Wells Fargo & Co. 4.125%	03/10/2008	640,000	632,748
Xstrata Finance Canada(b) 5.800%	11/15/2016	285,000	286,229
			13,974,081
Beverages — 0.3%
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	350,000	339,187
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	440,000	459,505
Constellation Brands, Inc. 8.000%	02/15/2008	260,000	263,873
Miller Brewing Co.(b) 4.250%	08/15/2008	425,000	418,546
			1,481,111
Broadcasting, Publishing & Printing — 3.9%
Belo Corp.(e) 6.750%	05/30/2013	1,100,000	1,156,815
Belo Corp. 8.000%	11/01/2008	555,000	575,453
Clear Channel Communications, Inc. 4.250%	05/15/2009	950,000	920,901
Comcast Cable Communications, Inc. 6.200%	11/15/2008	1,235,000	1,253,645
Comcast Cable Communications, Inc. 8.375%	05/01/2007	1,250,000	1,252,824
Cox Communications, Inc. 4.625%	01/15/2010	2,565,000	2,530,314
Cox Communications, Inc. 6.750%	03/15/2011	475,000	499,583
Cox Enterprises, Inc.(b) 4.375%	05/01/2008	750,000	738,291
Dow Jones & Co., Inc. 3.875%	02/15/2008	1,800,000	1,772,910
Knight-Ridder, Inc. 7.125%	06/01/2011	180,000	189,767
Rogers Cable, Inc. 5.500%	03/15/2014	225,000	219,094
Scholastic Corp. 5.000%	04/15/2013	500,000	441,338
Shaw Communications, Inc. 8.250%	04/11/2010	1,325,000	1,417,750
The Thomson Corp. 5.750%	02/01/2008	955,000	958,741

3

The Thomson Corp. 6.200%	01/05/2012	$650,000	$674,534
Time Warner Inc. 5.875%	11/15/2016	845,000	852,035
Time Warner, Inc. 6.150%	05/01/2007	1,390,000	1,390,368
USA Interactive 7.000%	01/15/2013	200,000	210,719
Viacom, Inc. 6.625%	05/15/2011	780,000	815,353
			17,870,435
Building Materials & Construction — 0.3%
Chemed Corp. 8.750%	02/24/2011	655,000	681,200
Vulcan Materials Co. 6.000%	04/01/2009	800,000	814,206
			1,495,406
Chemicals — 1.0%
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	865,000	864,561
Cytec Industries, Inc. 5.500%	10/01/2010	475,000	476,788
ICI Wilmington, Inc. 7.050%	09/15/2007	550,000	553,346
Lubrizol Corp. 4.625%	10/01/2009	645,000	637,195
Lubrizol Corp. 5.875%	12/01/2008	425,000	429,913
Sealed Air Corp.(b) 6.875%	07/15/2033	200,000	199,369
Sensient Technologies 6.500%	04/01/2009	600,000	603,103
Vale Overseas Ltd. 6.250%	01/23/2017	455,000	463,626
Vale Overseas Ltd. 6.875%	11/21/2036	420,000	433,729
			4,661,630
Commercial Services — 0.6%
Allied Waste North America, Inc., Series B 5.750%	02/15/2011	350,000	341,250
Donnelley (R.R.) & Sons Co. 4.950%	05/15/2010	550,000	545,399
Ecolab, Inc. 6.875%	02/01/2011	1,100,000	1,159,675
Equifax, Inc. 4.950%	11/01/2007	500,000	498,019
			2,544,343

4

Communications — 0.2%
Echostar DBS Corp. 7.125%	02/01/2016	$600,000	$619,500
Viacom, Inc. 6.250%	04/30/2016	315,000	319,331
			938,831
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	430,000	439,309
Data Processing & Preparation — 0.1%
Certegy, Inc. 4.750%	09/15/2008	270,000	264,970
Electric Utilities — 3.2%
Allegheny Energy Supply Co. LLC(b) 8.250%	04/15/2012	385,000	421,575
Appalachian Power Co., Series G 3.600%	05/15/2008	560,000	549,408
Centerpoint Energy, Inc., Series B 5.875%	06/01/2008	1,310,000	1,315,066
Consumers Energy Co. 4.400%	08/15/2009	390,000	382,122
Duke Energy Field Services Corp. 7.875%	08/16/2010	800,000	864,241
Entergy Gulf States, Inc. 5.250%	08/01/2015	1,455,000	1,387,427
Ipalco Enterprises, Inc. 8.375%	11/14/2008	1,225,000	1,264,812
Kansas Gas & Electric Co. 5.647%	03/29/2021	425,000	417,868
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	1,300,000	1,275,669
Monongahela Power Co. 6.700%	06/15/2014	450,000	478,944
Nevada Power Co., Series L 5.875%	01/15/2015	560,000	564,633
Pennsylvania Electric Co. Class B 6.125%	04/01/2009	1,220,000	1,238,367
PSEG Energy Holdings, Inc. 8.625%	02/15/2008	153,000	156,251
Tampa Electric Co. 5.375%	08/15/2007	875,000	874,742
Tenaska Oklahoma(b) 6.528%	12/30/2014	419,870	415,033
TransAlta Corp. 5.750%	12/15/2013	1,200,000	1,209,824
Tri-State Generation & Transmission Association, Series 2003, Class A(b) 6.040%	01/31/2018	470,379	471,920

5

Tri-State Generation & Transmission Association, Series 2003, Class B(b) 7.144%	07/31/2033	$580,000	$627,251
Wisconsin Electric Power 3.500%	12/01/2007	845,000	835,147
			14,750,300
Electrical Equipment & Electronics — 0.7%
Anixter, Inc. 5.950%	03/01/2015	715,000	672,100
Cooper Industries Ltd. 5.250%	07/01/2007	1,500,000	1,497,610
Thomas & Betts Corp. 6.625%	05/07/2008	600,000	604,528
Thomas & Betts Corp., Series B 6.390%	02/10/2009	275,000	279,622
			3,053,860
Energy — 2.4%
Australian Gas Light Co. Ltd(b) 6.400%	04/15/2008	850,000	856,418
Boardwalk Pipelines LLC 5.500%	02/01/2017	235,000	230,099
Colonial Pipeline Co.(b) 7.630%	04/15/2032	500,000	618,416
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	1,050,000	1,091,341
Enbridge Energy Partners LP 4.000%	01/15/2009	1,000,000	980,044
Enterprise Products Operating LP 7.500%	02/01/2011	195,000	209,121
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	150,000	148,907
Gulf South Pipeline Co. LP(b) 5.050%	02/01/2015	225,000	217,336
Kinder Morgan Energy Partners LP 5.350%	08/15/2007	1,100,000	1,099,135
Kinder Morgan Energy Partners LP 6.000%	02/01/2017	220,000	222,417
Kinder Morgan Energy Partners LP 6.500%	02/01/2037	150,000	149,589
Kiowa Power Partners LLC(b) 4.811%	12/30/2013	323,255	314,475
Mobil Corp. 8.625%	08/15/2021	1,000,000	1,313,925
OAO Gazprom(b) 9.625%	03/01/2013	400,000	473,000
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	475,000	476,667

6

Plains All American Pipeline Co. 5.625%	12/15/2013	$590,000	$589,691
The Premcor Refining Group, Inc. 6.750%	05/01/2014	280,000	291,698
Southern Natural Gas Co.(b) 5.900%	04/01/2017	370,000	369,997
Southwest Gas Corp. 8.375%	02/15/2011	305,000	332,490
XTO Energy, Inc. 4.900%	02/01/2014	1,000,000	965,024
			10,949,790
Entertainment & Leisure — 0.1%
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	425,000	418,413
Financial Services — 4.6%
American Honda Finance Corp.(b) 3.850%	11/06/2008	850,000	833,281
Archstone-Smith Operating Trust REIT 5.000%	08/15/2007	1,200,000	1,198,492
Bombardier Capital, Inc.(b) 6.750%	05/01/2012	310,000	308,450
Brandywine Operating Partnership LP 5.625%	12/15/2010	465,000	470,840
Caterpillar Financial Services Corp., Series F 3.625%	11/15/2007	1,340,000	1,325,970
Countrywide Home Loans, Inc. 3.250%	05/21/2008	1,150,000	1,123,856
Emerald Investment Grade CBO Ltd., FRN(b) 5.880%	05/24/2011	468,335	468,569
ERAC USA Finance Co.(b) 6.700%	06/01/2034	355,000	371,253
ERAC USA Finance Co.(b) 6.750%	05/15/2007	2,000,000	2,002,642
Franklin Resources, Inc. 3.700%	04/15/2008	960,000	943,776
General Electric Capital Corp. 5.375%	10/20/2016	700,000	699,142
General Motors Acceptance Corp.(e) 6.150%	04/05/2007	1,000,000	1,000,019
Glencore Funding LLC(b) 6.000%	04/15/2014	645,000	639,318
The Goldman Sachs Group, Inc. 6.125%	02/15/2033	400,000	399,766
Household Finance Corp. 4.125%	12/15/2008	415,000	407,721
Household Finance Corp. 6.375%	10/15/2011	75,000	78,181

7

iStar Financial, Inc. REIT 7.000%	03/15/2008	$495,000	$501,288
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	190,000	188,559
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	350,000	348,102
Jefferies Group, Inc. 7.500%	08/15/2007	300,000	301,418
Kimco Realty Corp., Series B 7.860%	11/01/2007	1,100,000	1,113,265
Lazard Group LLC 7.125%	05/15/2015	695,000	732,727
Molson Coors Capital Finance ULC 4.850%	09/22/2010	530,000	522,226
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	150,000	149,993
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	490,000	511,717
Prologis REIT 5.250%	11/15/2010	970,000	973,036
Senior Housing Properties Trust REIT 8.625%	01/15/2012	125,000	136,563
Sprint Capital Corp. 6.900%	05/01/2019	360,000	372,810
Telecom Italia Capital SA 6.000%	09/30/2034	465,000	421,070
United Dominion Realty Trust, Inc. REIT 4.300%	07/01/2007	750,000	747,869
United Dominion Realty Trust, Inc. REIT 4.500%	03/03/2008	490,000	489,492
Verizon Global Funding Corp. 7.750%	12/01/2030	250,000	289,773
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	955,000	1,040,543
			21,111,727
Foods — 0.3%
Sara Lee Corp. 3.875%	06/15/2013	210,000	190,478
Smithfield Foods, Inc. 7.000%	08/01/2011	1,025,000	1,039,094
			1,229,572

8

Forest Products & Paper — 0.6%
International Paper Co. 3.800%	04/01/2008	$920,000	$904,120
Packaging Corp. of America 5.750%	08/01/2013	360,000	355,463
Sonoco Products Co. 6.500%	11/15/2013	1,500,000	1,578,558
			2,838,141
Heavy Construction — 0.1%
Lennar Corp., Series B 6.500%	04/15/2016	300,000	294,980
Heavy Machinery — 0.8%
Briggs & Stratton Corp. 7.250%	09/15/2007	115,000	115,903
Briggs & Stratton Corp. 8.875%	03/15/2011	725,000	791,156
Idex Corp. 6.875%	02/15/2008	775,000	783,680
Pentair, Inc. 7.850%	10/15/2009	850,000	896,552
Timken Co. 5.750%	02/15/2010	730,000	729,306
Toro Co. 7.800%	06/15/2027	235,000	248,043
			3,564,640
Home Construction, Furnishings & Appliances — 0.1%
D.R. Horton, Inc. 4.875%	01/15/2010	120,000	117,326
Newell Rubbermaid, Inc. 4.000%	05/01/2010	450,000	435,754
			553,080
Industrial-Diversified — 0.9%
American Standard, Inc. 7.375%	02/01/2008	225,000	227,865
American Standard, Inc. 7.625%	02/15/2010	800,000	847,838
Dover Corp. 6.250%	06/01/2008	750,000	756,275
Leucadia National Corp. 7.750%	08/15/2013	2,000,000	2,080,000
			3,911,978
Lodging — 0.7%
Hilton Hotels Corp. 7.200%	12/15/2009	65,000	67,600
Hilton Hotels Corp. 7.625%	05/15/2008	460,000	469,200

9

Marriot International 6.200%	06/15/2016	$1,125,000	$1,154,192
MGM Mirage 6.000%	10/01/2009	360,000	360,450
MGM Mirage 6.750%	09/01/2012	100,000	99,375
MGM Mirage 6.750%	04/01/2013	335,000	332,488
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	495,000	531,952
			3,015,257
Medical Supplies — 0.2%
Millipore Corp. 7.500%	04/01/2007	1,000,000	1,000,000
Metals & Mining — 0.8%
Alcan Aluminum Ltd. 6.250%	11/01/2008	800,000	810,815
Barrick Gold Corp. 7.500%	05/01/2007	2,000,000	2,003,000

Codelco, Inc(b) 6.150%	10/24/2036	415,000	424,071
Reliance Steel & Aluminum(b) 6.200%	11/15/2016	385,000	386,907
			3,624,793
Oil & Gas — 0.7%
KeySpan Gas East Corp., Series A 6.900%	01/15/2008	1,105,000	1,117,501
Lasmo (USA), Inc. 6.750%	12/15/2007	2,000,000	2,021,192
			3,138,693
Retail — 0.3%
Fred Meyer, Inc. 7.450%	03/01/2008	750,000	764,273
J.C. Penney Co., Inc. 7.950%	04/01/2017	160,000	181,646
The May Department Stores Co. 3.950%	07/15/2007	430,000	427,810
			1,373,729
Telephone Utilities — 1.3%
Embarq Corp. 7.082%	06/01/2016	340,000	346,645
Qwest Corp. 8.875%	03/15/2012	415,000	458,575
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	410,000	420,250

10

Rogers Wireless Communications, Inc. FRN 8.480%	12/15/2010	$250,000	$255,000
SBC Communications, Inc. 6.125%	02/15/2008	350,000	352,033
Sprint Capital Corp. 6.125%	11/15/2008	2,100,000	2,126,704
Sprint Nextel Corp. 6.000%	12/01/2016	1,005,000	989,027
Verizon New England, Inc. 6.500%	09/15/2011	730,000	761,080
			5,709,314
Transportation — 0.8%
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	665,000	701,925
Burlington Northern Santa Fe Corp. 7.875%	04/15/2007	750,000	750,480
CNF, Inc. 8.875%	05/01/2010	600,000	654,074
CSX Corp. 7.250%	05/01/2027	50,000	55,244
Hornbeck Offshore Services, Inc., Series B 6.125%	12/01/2014	210,000	198,713
Norfolk Southern Corp. 6.000%	04/30/2008	550,000	553,480
Norfolk Southern Corp. 7.350%	05/15/2007	750,000	751,559
			3,665,475
TOTAL CORPORATE DEBT (Cost $130,741,245)			130,273,339
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Financial Services
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	1,471,263	1,413,593
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(b) 6.350%	09/20/2010	680,000	690,200
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	18,227	18,279
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.536%	08/25/2034	547,673	540,179
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN 4.003%	07/25/2034	1,759,030	1,721,916

11

Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205%	02/01/2044	$1,325,000	$1,324,475
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237%	12/11/2049	1,825,000	1,828,422
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 5.615%	09/25/2033	283,442	286,227
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 6.137%	02/25/2034	206,035	208,293
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	102,171	101,423
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 4.531%	08/25/2034	483,464	487,293
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 4.489%	08/25/2034	872,617	881,935
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398%	02/15/2040	4,450,000	4,483,256
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN 3.787%	11/21/2034	600,000	581,396
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN 6.448%	07/25/2033	107,258	107,681
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, VRN 5.995%	02/25/2034	83,489	83,846
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 VRN 5.439%	02/20/2044	4,200,000	4,233,036
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 7.472%	02/25/2034	14,731	14,880
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class A7, FRN(b) 7.350%	09/20/2010	500,000	503,900
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class B2, FRN(b) 7.950%	09/20/2010	400,000	398,000
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(b) 6.920%	02/03/2014	1,000,000	1,030,583

12

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 7.266%	03/25/2034	$287,127	$289,180
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 5.600%	06/25/2032	215,904	215,114
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	1,399,290	1,373,709
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN 5.000%	10/31/2036	2,875,000	2,852,989
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	404,071	427,087
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	691,755	699,738
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	302,177	305,605
Washington Mutual, Inc., Series 2004-AR14,Class A1 VRN 4.262%	01/25/2035	2,140,920	2,101,995
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN 6.383%	04/25/2044	699,482	702,428
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN 4.223%	09/25/2034	1,508,033	1,488,755
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.576%	12/25/2034	1,906,732	1,881,577
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN 4.110%	06/25/2035	1,833,176	1,811,760
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,200,539)			35,088,750
SOVEREIGN DEBT OBLIGATIONS — 0.7%
Province of Ontario 4.750%	01/19/2016	1,700,000	1,667,574
United Mexican States 5.625%	01/15/2017	1,405,000	1,416,240
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,036,012)			3,083,814

13

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.8%
Federal Home Loan Mortgage Corporation (FHLMC) — 6.0%
Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2178, Class PB 7.000%	08/15/2029	$562,038	$576,460
Pass-Through Securities — 5.8%
FHLMC 4.000%	12/15/2009	8,275,000	8,104,633
FHLMC 5.500%	07/01/2020 - 11/01/2031	16,844,487	16,870,744
FHLMC 6.000%	09/01/2016 - 02/01/2018	399,321	406,513
FHLMC 6.500%	09/01/2016	802,656	821,072
FHLMC 7.500%	10/01/2030 - 02/01/2031	88,332	91,599
FHLMC 8.000%	03/01/2027	120,877	128,950
FHLMC 9.000%	03/01/2017	5,820	6,093
Total Pass-Through Securities			26,429,604
			27,006,064
Federal National Mortgage Association (FNMA) — 29.9%
Collateralized Mortgage Obligations — 7.7%
Fannie Mae 6.000%	01/01/2036 - 10/01/2036	15,555,636	15,673,222
Fannie Mae 6.500%	06/01/2035 - 11/01/2036	19,069,654	19,459,808
Total Collateralized Mortgage Obligations			35,133,030
Pass-Through Securities — 22.2%
FNMA 3.875%	02/15/2010	8,000,000	7,805,143
FNMA 4.500%	12/01/2033 - 01/01/2037	27,462,943	25,815,874
FNMA 5.000%	08/01/2035	17,603,102	17,028,251

14

FNMA 5.500%	02/01/2014 - 05/01/2036	$48,405,924	$48,155,504
FNMA 6.000%	06/01/2016	72,332	73,634
FNMA 6.420%	11/01/2008	167,840	169,016
FNMA 6.500%	07/01/2016 - 10/01/2036	1,194,496	1,219,723
FNMA 7.000%	03/01/2031 - 04/01/2031	151,311	157,618
FNMA 7.500%	08/01/2029 - 06/01/2031	141,670	147,258
FNMA 8.000%	11/01/2029 - 09/01/2031	320,959	334,874
FNMA 9.000%	05/01/2009	18,041	18,415
Total Pass-Through Securities			100,925,310
			136,058,340
Government National Mortgage Association (GNMA) — 2.8%
Pass-Through Securities
GNMA 7.000%	09/15/2023 - 08/15/2032	505,032	527,464
GNMA 7.250%	11/20/2021 - 01/20/2022	122,365	128,358
GNMA 7.500%	03/15/2017 - 06/15/2024	185,523	193,981
GNMA 8.000%	07/15/2007 - 04/15/2008	29,316	29,399
GNMA TBA(f) 5.500%	04/01/2037	7,125,000	7,085,478
GNMA TBA(f) 6.500%	04/01/2037	4,600,000	4,716,797
GNMA, FRN 6.125%	11/20/2025 - 11/20/2027	31,594	32,071
Total Pass-Through Securities			12,713,548

15

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA 4.687%	01/15/2022	$504,607	$490,088
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $176,124,729)			176,268,040
U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bonds — 5.3%
U.S. Treasury Bond(e) (g) 6.125%	08/15/2029	20,905,000	24,318,394
U.S. Treasury Notes — 11.1%
U.S. Treasury Inflation Index 2.500%	07/15/2016	4,309,030	4,422,196
U.S. Treasury Note 3.875%	05/15/2010	650,000	637,762
U.S. Treasury Note(e) 4.000%	02/15/2015	7,975,000	7,647,277
U.S. Treasury Note(e) 4.375%	08/15/2012	8,320,000	8,269,300
U.S. Treasury Note 4.875%	05/31/2011	4,780,000	4,839,377
U.S. Treasury Note 4.875%	08/15/2016	10,565,000	10,735,031
U.S. Treasury Note 5.000%	08/15/2011	13,500,000	13,762,617
			50,313,560
U.S. Treasury Strips — 3.0%
U.S. Treasury Principal Strips 0.000%	05/15/2016	21,000,000	13,715,686
TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,346,934)			88,347,640
TOTAL BONDS & NOTES (Cost $434,232,377)			436,825,549

	Principal Amount	Market Value
OPTIONS — 0.0%
Bank of America Put Option, Expires 6/08/2007, Strike 5.2625	$110,000,000	$70,159
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	6,000,000	72,680
TOTAL OPTIONS (Cost $113,400)		142,839
TOTAL LONG TERM INVESTMENTS (Cost $434,345,777)		437,012,211

16

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 13.6%
Cash Equivalents — 8.4%(i)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$987,504	$987,504
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	263,334	263,334
American Beacon Money Market Fund(h)		1,106,976	1,106,976
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	658,336	658,336
Bank of America 5.270%	05/07/2007	658,336	658,336
Bank of America 5.270%	05/08/2007	658,336	658,336
Bank of America 5.310%	05/17/2007	197,501	197,501
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	526,669	526,669
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	395,002	395,002
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	263,334	263,334
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	263,334	263,334
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	131,667	131,667
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	658,336	658,336
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	131,667	131,667
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	131,667	131,667
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	263,334	263,334
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	329,168	329,168
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	592,503	592,503
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	197,501	197,501
BGI Institutional Money Market Fund(h)		1,316,672	1,316,681
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	987,504	987,504
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	460,835	460,835
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	329,168	329,168

17

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$ 1,211,339	$ 1,211,339
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	329,168	329,168
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	658,336	658,336
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	658,336	658,336
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	329,168	329,168
Dreyfus Cash Management Plus Money Market Fund(h)		368,668	368,668
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	987,504	987,504
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	197,501	197,501
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	395,002	395,002
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	790,003	790,003
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	395,002	395,002
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	658,336	658,336
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	658,336	658,336
Goldman Sachs Financial Square Prime Obligations Money Market Fund(h)		134,228	134,228
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	526,669	526,669
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	790,003	790,003
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	658,336	658,336
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	658,336	658,336
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	658,336	658,336
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	592,503	592,503
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	131,667	131,667
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,933,534	1,933,534
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	526,669	526,669

18

Reserve Primary Money Market Fund(h)		$ 592,503	$ 592,503
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,249,594	1,249,594
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	197,501	197,501
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	263,334	263,334
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	526,669	526,669
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	790,003	790,003
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	460,835	460,835
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	460,835	460,835
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	131,667	131,667
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	987,504	987,504
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	395,002	395,002
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	329,168	329,168
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	263,334	263,334
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,188,837	1,188,837
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	855,837	855,837
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	750,503	750,503
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	790,003	790,003
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	790,003	790,003
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	658,336	658,336
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	658,336	658,336
			38,095,477
Commercial Paper — 5.2%
Detroit Edison Co. 5.340%	04/04/2007	3,235,000	3,233,561
Kinder Morgan Energy Partners, LP.(b) 5.360%	04/02/2007	2,000,000	1,999,702

19

Kinder Morgan Energy Partners, LP.(b) 5.450%	04/05/2007	$ 3,000,000	$ 2,998,183
Kraft Foods, Inc. 5.300%	04/09/2007	2,515,000	2,512,038
Kraft Foods, Inc. 5.300%	04/10/2007	2,600,000	2,596,555
RR Donnelley & Sons Co. 5.330%	04/02/2007	2,980,000	2,979,559
Time Warner Cable, Inc.(b) 5.350%	04/11/2007	4,575,000	4,568,201
Verizon Communications, Inc.(b) 5.280%	04/03/2007	1,767,000	1,766,481
Verizon Communications, Inc.(b) 5.310%	04/02/2007	1,025,000	1,024,849
			23,679,129
TOTAL SHORT-TERM INVESTMENTS (Cost $61,774,606)			61,774,606
TOTAL INVESTMENTS — 109.7% (Cost $496,120,383)(j)			$ 498,786,817
Other Assets/(Liabilities) — (9.7%)			(44,048,116)
NET ASSETS — 100.0%			$ 454,738,701

Notes to Portfolio of Investments

FRN - Floating Rate Note

REIT - Real Estate Investment Trust

TBA - To be announced

VRN - Variable Rate Note

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $28,739,148 or 6.3% of net assets.

(c)	Security is currently in default.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Denotes all or a portion of security on loan. (Note 2).
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Amount represents shares owned of the fund.
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MML Blend Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 60.5%
COMMON STOCK — 60.5%
Advertising — 0.3%
Monster Worldwide, Inc.(a)	1,200	$56,844
Omnicom Group, Inc.	25,300	2,590,214
		2,647,058
Aerospace & Defense — 2.1%
Boeing Co.	74,800	6,650,468
General Dynamics Corp.	13,600	1,039,040
Honeywell International, Inc.	27,500	1,266,650
Lockheed Martin Corp.	21,000	2,037,420
Northrop Grumman Corp.	11,700	868,374
Raytheon Co.	59,100	3,100,386
Rockwell Collins, Inc.	5,700	381,501
United Technologies Corp.	71,700	4,660,500
		20,004,339
Air Transportation — 0.0%
Southwest Airlines Co.	1,900	27,930
Apparel, Textiles & Shoes — 0.9%
Coach, Inc.(a)	11,600	580,580
The Gap, Inc.(b)	121,500	2,091,015
Jones Apparel Group, Inc.	101,500	3,119,095
Liz Claiborne, Inc.	3,500	149,975
Nike, Inc. Cl. B	6,000	637,560
Nordstrom, Inc.	28,300	1,498,202
Polo Ralph Lauren Corp.	1,900	167,485
		8,243,912
Automotive & Parts — 0.3%
AutoNation, Inc.(a)	100	2,124
Ford Motor Co.(b)	7,600	59,964
General Motors Corp.(b)	95,300	2,919,992
Harley-Davidson, Inc.	100	5,875
Paccar, Inc.	100	7,340
		2,995,295
Banking, Savings & Loans — 5.0%
Bank of America Corp.	218,105	11,127,717
The Bank of New York Co., Inc.	20,100	815,055
BB&T Corp.	14,300	586,586
Capital One Financial Corp.	23,233	1,753,162
Comerica, Inc.	5,000	295,600
Fannie Mae	25,800	1,408,164
Fifth Third Bancorp	17,300	669,337

1

Freddie Mac	18,300	$1,088,667
JP Morgan Chase & Co.	240,616	11,641,002
KeyCorp(b)	12,500	468,375
M&T Bank Corp.	2,400	277,992
Marshall and Ilsley Corp.	7,900	365,849
Mellon Financial Corp.	38,900	1,678,146
National City Corp.(b)	69,400	2,585,150
Regions Financial Corp.	19,286	682,146
SLM Corp.	11,600	474,440
SunTrust Banks, Inc.	9,400	780,576
Synovus Financial Corp.	10,100	326,634
U.S. Bancorp	46,400	1,622,608
Wachovia Corp.	53,937	2,969,232
Washington Mutual, Inc.	36,109	1,458,081
Wells Fargo & Co.	99,700	3,432,671
Zions Bancorp	2,800	236,656
		46,743,846
Beverages — 1.2%
Anheuser-Busch Cos., Inc.	35,600	1,796,376
The Coca-Cola Co.	36,000	1,728,000
Coca-Cola Enterprises, Inc.	19,900	402,975
Molson Coors Brewing Co. Cl. B	25,400	2,403,348
The Pepsi Bottling Group, Inc.	7,000	223,230
PepsiCo, Inc.	66,900	4,252,164
		10,806,093
Broadcasting, Publishing & Printing — 1.8%
CBS Corp. Cl. B	26,350	806,047
Clear Channel Communications, Inc.	31,600	1,107,264
Comcast Corp. Cl. A(a)	98,750	2,562,563
The DIRECTV Group, Inc.(a)	24,300	560,601
Gannett Co., Inc.(b)	7,900	444,691
The McGraw-Hill Companies, Inc.	45,300	2,848,464
Meredith Corp.	41,000	2,352,990
The Scripps (E.W.) Co. Cl. A	1,700	75,956
Time Warner, Inc.	126,200	2,488,664
Tribune Co.(b)	6,500	208,715
Viacom, Inc. Cl. B(a)	74,100	3,127,761
		16,583,716
Building Materials & Construction — 0.1%
Masco Corp.(b)	13,300	364,420
Vulcan Materials Co.(b)	3,400	396,032
		760,452
Chemicals — 0.7%
Air Products & Chemicals, Inc.	3,800	280,782
The Dow Chemical Co.(b)	27,900	1,279,494
Du Pont (E.I.) de Nemours & Co.	26,900	1,329,667
Hercules, Inc.(a)	88,200	1,723,428
International Flavors & Fragrances, Inc.	2,600	122,772

2

Monsanto Co.	15,800	$868,368
PPG Industries, Inc.	2,900	203,899
Rohm & Haas Co.	4,600	237,912
		6,046,322
Commercial Services — 1.1%
Allied Waste Industries, Inc.(a) (b)	33,800	425,542
Apollo Group, Inc. Cl. A(a)	4,500	197,550
Convergys Corp.(a)	118,800	3,018,708
eBay, Inc.(a)	9,700	321,555
Equifax, Inc.(b)	11,200	408,240
Fluor Corp.(b)	200	17,944
Moody’s Corp.	7,200	446,832
PerkinElmer, Inc.	8,200	198,604
Quest Diagnostics, Inc.(b)	5,300	264,311
Robert Half International, Inc.(b)	900	33,309
Ryder System, Inc.(b)	33,900	1,672,626
Waste Management, Inc.	66,400	2,284,824
Western Union	34,000	746,300
		10,036,345
Communications — 0.3%
Avaya, Inc.(a)	34,100	402,721
Citizens Communications Co.(b)	10,100	150,995
L-3 Communications Holdings, Inc.	4,200	367,374
Motorola, Inc.	7,900	139,593
Network Appliance, Inc.(a)	12,600	460,152
Qualcomm, Inc.	24,800	1,057,968
Tellabs, Inc.(a)	400	3,960
		2,582,763
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.(a)	4,600	172,960
Computer Sciences Corp.(a)	5,700	297,141
Sun Microsystems, Inc.(a)	220,700	1,326,407
Teradyne, Inc.(a) (b)	118,000	1,951,720
		3,748,228
Computer Programming Services — 0.1%
VeriSign, Inc.(a)	50,400	1,266,048
Computer Related Services — 0.1%
IAC/InterActiveCorp(a) (b)	13,700	516,627
Computers & Information — 3.5%
Apple, Inc.(a)	71,000	6,596,610
Cisco Systems, Inc.(a)	435,300	11,113,209
Dell, Inc.(a)	42,800	993,388
EMC Corp.(a)	74,000	1,024,900
International Business Machines Corp.	101,900	9,605,094

3

Jabil Circuit, Inc.	200	$4,282
Lexmark International, Inc. Cl. A(a)	52,000	3,039,920
SanDisk Corp.(a)	300	13,140
		32,390,543
Computers & Office Equipment — 0.9%
Electronic Data Systems Corp.	35,800	990,944
Hewlett-Packard Co.	158,300	6,354,162
Xerox Corp.(a)	64,600	1,091,094
		8,436,200
Containers — 0.4%
Pactiv Corp.(a)	55,500	1,872,570
Sealed Air Corp.	5,200	164,320
Temple-Inland, Inc.	26,800	1,601,032
		3,637,922
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	9,800	654,542
The Estee Lauder Cos., Inc. Cl. A	4,300	210,055
Kimberly-Clark Corp.	33,300	2,280,717
The Procter & Gamble Co.	114,893	7,256,642
		10,401,956
Data Processing & Preparation — 0.2%
Automatic Data Processing, Inc.	18,100	876,040
First Data Corp.	20,900	562,210
Fiserv, Inc.(a)	5,700	302,442
IMS Health, Inc.	6,300	186,858
NCR Corp.(a)	6,000	286,620
		2,214,170
Electric Utilities — 2.0%
AES Corp.(a)	300	6,456
Ameren Corp.(b)	6,100	306,830
American Electric Power Co., Inc.	11,600	565,500
CenterPoint Energy, Inc.	9,000	161,460
Consolidated Edison, Inc.(b)	11,900	607,614
Constellation Energy Group, Inc.	5,300	460,835
Dominion Resources, Inc.	9,800	869,946
DTE Energy Co.	58,700	2,811,730
Duke Energy Corp.(b)	52,432	1,063,845
Edison International	50,300	2,471,239
Entergy Corp.	6,100	640,012
Exelon Corp.	10,600	728,326
FirstEnergy Corp.	10,400	688,896
FPL Group, Inc.	12,700	776,859
NiSource, Inc.	8,900	217,516
PG&E Corp.	46,600	2,249,382
Pinnacle West Capital Corp.(b)	3,300	159,225
PPL Corp.	11,200	458,080
Progress Energy, Inc.(b)	7,300	368,212

4

Public Service Enterprise Group, Inc.	7,400	$614,496
Southern Co.	21,800	798,970
Teco Energy, Inc.	39,900	686,679
TXU Corp.	13,000	833,300
		18,545,408
Electrical Equipment & Electronics — 2.5%
Advanced Micro Devices, Inc.(a) (b)	3,100	40,486
Altera Corp.(a)	12,200	243,878
Analog Devices, Inc.	6,200	213,838
Broadcom Corp. Cl. A(a)	3,450	110,642
Emerson Electric Co.	27,000	1,163,430
General Electric Co.	324,500	11,474,320
Intel Corp.	81,700	1,562,921
Johnson Controls, Inc.	6,100	577,182
KLA-Tencor Corp.	3,700	197,284
LSI Logic Corp.(a) (b)	13,100	136,764
Maxim Integrated Products, Inc.	400	11,760
Micron Technology, Inc.(a)	1,800	21,744
Molex, Inc.	100	2,820
National Semiconductor Corp.	5,900	142,426
Novellus Systems, Inc.(a) (b)	108,400	3,470,968
Nvidia Corp.(a)	60,600	1,744,068
QLogic Corp.(a)	8,200	139,400
Rockwell Automation, Inc.	100	5,987
Texas Instruments, Inc.	44,300	1,333,430
Xilinx, Inc.	10,200	262,446
		22,855,794
Energy — 5.9%
Anadarko Petroleum Corp.	11,100	477,078
Ashland, Inc.	36,500	2,394,400
BJ Services Co.	400	11,160
Chesapeake Energy Corp.(b)	8,000	247,040
Chevron Corp.	79,369	5,870,131
ConocoPhillips Co.	51,958	3,551,329
Devon Energy Corp.	600	41,532
El Paso Corp.(b)	1,500	21,705
ENSCO International, Inc.(b)	11,300	614,720
EOG Resources, Inc.	300	21,402
Exxon Mobil Corp.	310,700	23,442,315
Halliburton Co.	14,100	447,534
KeySpan Corp.	12,000	493,800
Kinder Morgan, Inc.	13,300	1,415,785
Marathon Oil Corp.	25,800	2,549,814
Nabors Industries Ltd.(a) (b)	1,200	35,604
National Oilwell Varco, Inc.(a) (b)	52,000	4,045,080
Nicor, Inc.(b)	60,800	2,943,936
Occidental Petroleum Corp.	29,000	1,429,990
Sempra Energy	17,400	1,061,574

5

Spectra Energy Corp.	21,416	$562,598
Sunoco, Inc.	100	7,044
Transocean, Inc.(a)	400	32,680
Valero Energy Corp.	19,100	1,231,759
Weatherford International Ltd.(a)	600	27,060
The Williams Cos., Inc.	1,200	34,152
Xcel Energy, Inc.(b)	90,600	2,236,914
XTO Energy, Inc.	300	16,443
		55,264,579
Entertainment & Leisure — 0.9%
News Corp., Inc. Cl. A	73,900	1,708,568
The Walt Disney Co.	204,000	7,023,720
		8,732,288
Financial Services — 4.6%
American Express Co.	37,700	2,126,280
Ameriprise Financial, Inc.	7,580	433,121
Apartment Investment & Management Co. Cl. A (b)	1,900	109,611
Archstone-Smith Trust REIT	7,200	390,816
AvalonBay Communities, Inc.(b)	2,400	312,000
The Bear Stearns Cos., Inc.	15,600	2,345,460
The Charles Schwab Corp.	1,400	25,606
Chicago Mercantile Exchange Holdings, Inc.	700	372,722
CIT Group, Inc.	39,800	2,106,216
Citigroup, Inc.	207,100	10,632,514
Countrywide Financial Corp.	22,800	766,992
E*TRADE Financial Corp.(a)	11,300	239,786
Franklin Resources, Inc.	3,200	386,656
The Goldman Sachs Group, Inc.	33,600	6,942,768
Huntington Bancshares, Inc.(b)	38,800	847,780
Janus Capital Group, Inc.	1,600	33,456
Legg Mason, Inc.	200	18,842
Lehman Brothers Holdings, Inc.	51,100	3,580,577
Merrill Lynch & Co., Inc.	62,900	5,137,043
Morgan Stanley	63,000	4,961,880
PNC Financial Services Group, Inc.	9,100	654,927
T. Rowe Price Group, Inc.	7,200	339,768
		42,764,821
Food Retailers — 0.0%
SuperValu, Inc.	6,900	269,583
Foods — 0.9%
Campbell Soup Co.	56,500	2,200,675
ConAgra Foods, Inc.	16,100	401,051
Dean Foods Co.(a)	4,500	210,330
General Mills, Inc.	11,400	663,708
Heinz (H. J.) Co.	15,300	720,936
Kellogg Co.	4,700	241,721
The Kroger Co.	25,900	731,675
McCormick & Co., Inc.	4,500	173,340

6

Safeway, Inc.	16,000	$586,240
Sara Lee Corp.	133,700	2,262,204
		8,191,880
Forest Products & Paper — 0.0%
MeadWestvaco Corp.	5,800	178,872
Weyerhaeuser Co.	100	7,474
		186,346
Healthcare — 0.6%
Coventry Health Care, Inc.(a)	5,000	280,250
Express Scripts, Inc.(a)	4,700	379,384
Humana, Inc.(a)	5,200	301,704
Laboratory Corp. of America Holdings(a) (b)	26,700	1,939,221
Manor Care, Inc.(b)	3,800	206,568
UnitedHealth Group, Inc.	38,700	2,049,939
		5,157,066
Home Construction, Furnishings & Appliances — 0.0%
Centex Corp.	3,900	162,942
Harman International Industries, Inc.	100	9,608
Leggett & Platt, Inc.(b)	4,000	90,680
Lennar Corp. Cl. A	1,600	67,536
Whirlpool Corp.(b)	1,100	93,401
		424,167
Household Products — 0.6%
The Black & Decker Corp.	1,600	130,592
The Clorox Co.	9,100	579,579
Newell Rubbermaid, Inc.	6,200	192,758
The Sherwin-Williams Co.	47,800	3,156,712
Snap-on, Inc.	1,400	67,340
The Stanley Works(b)	33,600	1,860,096
		5,987,077
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	2,400	185,376
Industrial - Diversified — 0.6%
Cooper Industries Ltd. Cl. A	6,000	269,940
Corning, Inc.(a)	16,300	370,662
Danaher Corp.(b)	7,500	535,875
Eaton Corp.	8,300	693,548
Illinois Tool Works, Inc.	13,200	681,120
ITT Corp.	23,400	1,411,488
Tyco International Ltd.	62,931	1,985,473
		5,948,106
Information Retrieval Services — 0.2%
Google, Inc. Cl. A(a)	2,300	1,053,768
Juniper Networks, Inc.(a)	11,600	228,288
Yahoo!, Inc.(a) (b)	5,400	168,966
		1,451,022

7

Insurance — 4.4%
ACE Ltd.	29,600	$1,688,976
Aetna, Inc.	61,000	2,671,190
AFLAC, Inc.	13,500	635,310
Allstate Corp.	28,700	1,723,722
Ambac Financial Group, Inc.	5,500	475,145
American International Group, Inc.	126,900	8,530,218
Aon Corp.	9,400	356,824
Chubb Corp.	29,700	1,534,599
Cigna Corp.	21,300	3,038,658
Cincinnati Financial Corp.	5,700	241,680
Genworth Financial, Inc. Cl. A	66,300	2,316,522
The Hartford Financial Services Group, Inc.	14,900	1,424,142
Lincoln National Corp.	13,287	900,726
Loews Corp.	15,000	681,450
Marsh & McLennan Cos., Inc.	18,100	530,149
MBIA, Inc.	3,800	248,862
Metlife, Inc.	66,400	4,193,160
MGIC Investment Corp.	2,800	164,976
Principal Financial Group, Inc.	8,900	532,843
Progressive Corp.	23,900	521,498
Prudential Financial, Inc.	15,000	1,353,900
Safeco Corp.	45,300	3,009,279
Torchmark Corp.	3,100	203,329
St. Paul Travelers Companies	32,035	1,658,452
Unum Group	9,500	218,785
WellPoint, Inc.(a)	19,600	1,589,560
XL Capital Ltd. Cl. A	6,000	419,760
		40,863,715
Lodging — 0.3%
Hilton Hotels Corp.	400	14,384
Host Hotels & Resorts, Inc. REIT	16,500	434,115
Starwood Hotels & Resorts Worldwide, Inc.	4,200	272,370
Wyndham Worldwide Corp.(a)	57,000	1,946,550
		2,667,419
Machinery & Components — 0.5%
Baker Hughes, Inc.	400	26,452
Caterpillar, Inc.	2,200	147,466
Cummins, Inc.	10,100	1,461,672
Deere & Co.	300	32,592
Dover Corp.	6,900	336,789
Ingersoll-Rand Co. Ltd. Cl. A	10,300	446,711
Pall Corp.	6,800	258,400
Parker Hannifin Corp.	27,300	2,356,263
		5,066,345
Manufacturing — 0.3%
American Standard Cos., Inc.	5,700	302,214
Applied Materials, Inc.	65,800	1,205,456

8

Avery Dennison Corp.	3,000	$192,780
Millipore Corp.(a)	6,500	471,055
Terex Corp.(a)	3,400	243,984
		2,415,489
Medical Supplies — 0.5%
Agilent Technologies, Inc.(a)	13,300	448,077
Applera Corp. — Applied Biosystems Group	7,400	218,818
Bausch & Lomb, Inc.(b)	1,100	56,276
Baxter International, Inc.	65,500	3,449,885
Boston Scientific Corp.(a)	1,900	27,626
Waters Corp.(a)	4,000	232,000
Zimmer Holdings, Inc.(a)	5,800	495,378
		4,928,060
Metals & Mining — 0.6%
Alcoa, Inc.	1,800	61,020
Allegheny Technologies, Inc.	200	21,338
Freeport-McMoran Copper & Gold, Inc.(b)	1,393	92,203
Nucor Corp.	56,000	3,647,280
United States Steel Corp.	16,400	1,626,388
		5,448,229
Pharmaceuticals — 4.8%
Abbott Laboratories	33,500	1,869,300
AmerisourceBergen Corp.	33,600	1,772,400
Biogen Idec, Inc.(a)	12,400	550,312
Bristol-Myers Squibb Co.	83,200	2,309,632
Celgene Corp.(a)	100	5,246
Eli Lilly & Co.	85,700	4,602,947
Forest Laboratories, Inc.(a) (b)	63,800	3,281,872
Johnson & Johnson	86,400	5,206,464
King Pharmaceuticals, Inc.(a)	9,500	186,865
McKesson Corp.	52,100	3,049,934
Medco Health Solutions, Inc.(a)	13,700	993,661
Merck & Co., Inc.	199,500	8,811,915
Pfizer, Inc.	362,400	9,154,224
Schering-Plough Corp.	61,300	1,563,763
Sigma-Aldrich Corp.	6,300	261,576
Watson Pharmaceutical, Inc.(a)	32,500	858,975
		44,479,086
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.(b)	9,100	205,296
Prepackaged Software — 2.3%
Adobe Systems, Inc.(a)	9,900	412,830
BMC Software, Inc.(a)	101,000	3,109,790
CA, Inc.	13,553	351,158
Citrix Systems, Inc.(a)	3,500	112,105
Compuware Corp.(a)	18,100	171,769

9

Electronic Arts, Inc.(a)	300	$15,108
Intuit, Inc.(a)	11,500	314,640
Microsoft Corp.	386,300	10,766,181
Oracle Corp.(a)	318,696	5,777,958
Symantec Corp.(a) (b)	28,000	484,400
		21,515,939
Real Estate — 0.2%
Boston Properties, Inc.(b)	3,600	422,640
CB Richard Ellis Group, Inc. Cl. A(a)	200	6,836
ProLogis	4,600	298,678
Realogy Corp.(a)	7,100	210,231
Simon Property Group, Inc. REIT	4,100	456,125
Vornado Realty Trust	2,100	250,614
		1,645,124
Restaurants — 0.3%
Darden Restaurants, Inc.	5,000	205,950
McDonald’s Corp.	41,600	1,874,080
Yum! Brands, Inc.	12,600	727,776
		2,807,806
Retail — 2.5%
Amazon.com, Inc.(a) (b)	600	23,874
AutoZone, Inc.(a)	24,300	3,113,802
Best Buy Co., Inc.	8,250	401,940
Big Lots, Inc.(a) (b)	106,700	3,337,576
Circuit City Stores, Inc.	300	5,559
Costco Wholesale Corp.	8,600	463,024
CVS/Caremark Corp.(b)	4,113	140,418
Family Dollar Stores, Inc.	5,500	162,910
Federated Department Stores, Inc.	26,302	1,184,905
J.C. Penney Co., Inc.	8,100	665,496
Kohl’s Corp.(a)	47,900	3,669,619
Office Depot, Inc.(a)	9,400	330,316
OfficeMax, Inc.	3,900	205,686
RadioShack Corp.(b)	133,700	3,613,911
Sears Holdings Corp.(a)	2,700	486,432
Staples, Inc.	250	6,460
Target Corp.	16,300	965,938
The TJX Cos., Inc.	22,700	611,992
Walgreen Co.	35,600	1,633,684
Wal-Mart Stores, Inc.	47,200	2,216,040
		23,239,582
Telephone Utilities — 2.4%
Alltel Corp.	28,800	1,785,600
AT&T, Inc.	232,966	9,185,849
CenturyTel, Inc.	35,200	1,590,688
Embarq Corp.(b)	53,128	2,993,763
Qwest Communications International, Inc.(a) (b)	78,700	707,513
Sprint Nextel Corp.	89,865	1,703,840

10

Verizon Communications, Inc.	49,068	$1,860,659
Windstream Corp.	156,300	2,296,047
		22,123,959
Tobacco — 1.0%
Altria Group, Inc.	75,800	6,655,998
Reynolds American, Inc.(b)	5,800	361,978
UST, Inc.	35,900	2,081,482
		9,099,458
Toys, Games — 0.4%
Hasbro, Inc.	46,200	1,322,244
Mattel, Inc.	101,900	2,809,383
		4,131,627
Transportation — 0.7%
Burlington Northern Santa Fe Corp.	15,900	1,278,837
C.H. Robinson Worldwide, Inc.	11,000	525,250
CSX Corp.	16,900	676,845
FedEx Corp.	11,600	1,246,188
Norfolk Southern Corp.	15,300	774,180
Union Pacific Corp.	17,200	1,746,660
		6,247,960
Travel — 0.0%
Sabre Holdings Corp. Cl. A	13,700	448,675
TOTAL COMMON STOCK (Cost $424,947,789)		563,387,047
TOTAL EQUITIES (Cost $424,947,789)		563,387,047
RIGHTS — 0.0%
Computers & Information
Seagate Technology(a) (c)	21,700	0
TOTAL RIGHTS (Cost $0)		0

		Principal Amount	Market Value
BONDS & NOTES — 31.9%
ASSET BACKED SECURITIES — 0.3%
Financial Services
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625%	06/30/2012	$440,982	$468,544
Oak Hill Credit Partners, Series 1A, Class A2, FRN 5.390%	09/12/2013	1,500,000	1,501,950

11

Travelers Funding Ltd., Series 1A, Class A1(d) 6.300%	02/18/2014	$879,539	$880,946
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	45,857	45,808
TOTAL ASSET BACKED SECURITIES (Cost $2,895,826)			2,897,248
CORPORATE DEBT — 9.4%
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co. 7.500%	04/15/2008	1,800,000	1,836,090
Air Transportation — 0.0%
US Airways, Inc., Class B(e) 7.500%	04/15/2008	869,681	9
Apparel, Textiles & Shoes — 0.1%
Kellwood Co. 7.625%	10/15/2017	130,000	120,314
Kellwood Co. 7.875%	07/15/2009	165,000	168,047
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	400,000	423,765
			712,126
Automotive & Parts — 0.2%
DaimlerChrysler NA Holding 4.050%	06/04/2008	2,000,000	1,969,984
Banking, Savings & Loans — 0.9%
Ametek, Inc. 7.200%	07/15/2008	1,040,000	1,057,586
Bank of America Corp. 4.250%	10/01/2010	800,000	780,523
CIT Group, Inc. 7.375%	04/02/2007	900,000	900,000
Citigroup, Inc. 5.500%	02/15/2017	500,000	497,390
Goldman Sachs Group, Inc. 5.625%	01/15/2017	780,000	772,588
Kern River Funding Corp.(d) 4.893%	04/30/2018	620,501	600,154
Morgan Stanley 5.450%	01/09/2017	265,000	260,641
Residential Capital Corp. 6.125%	11/21/2008	645,000	644,670
SLM Corp. 5.000%	10/01/2013	230,000	226,778
SLM Corp. 5.625%	08/01/2033	305,000	284,586

12

Wachovia Corp. 5.300%	10/15/2011	$750,000	$754,318
Washington Mutual Bank 5.650%	08/15/2014	775,000	770,847
Wells Fargo & Co. 4.125%	03/10/2008	470,000	464,674
Xstrata Finance Canada(d) 5.800%	11/15/2016	195,000	195,841
			8,210,596
Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	300,000	290,732
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	275,000	287,190
Constellation Brands, Inc. 8.000%	02/15/2008	210,000	213,128
			791,050
Broadcasting, Publishing & Printing — 1.1%
Belo Corp.(b) 6.750%	05/30/2013	800,000	841,320
Belo Corp. 8.000%	11/01/2008	400,000	414,741
Clear Channel Communications, Inc. 4.250%	05/15/2009	625,000	605,856
Comcast Cable Communications, Inc. 8.375%	05/01/2007	2,500,000	2,505,648
Cox Communications, Inc. 4.625%	01/15/2010	1,850,000	1,824,982
Cox Communications, Inc. 6.750%	03/15/2011	700,000	736,227
Dow Jones & Co., Inc. 3.875%	02/15/2008	800,000	787,960
Knight-Ridder, Inc. 7.125%	06/01/2011	130,000	137,054
Rogers Cable, Inc. 5.500%	03/15/2014	200,000	194,750
Scholastic Corp. 5.000%	04/15/2013	305,000	269,216
Shaw Communications, Inc. 8.250%	04/11/2010	745,000	797,150
Time Warner Inc. 5.875%	11/15/2016	565,000	569,704
USA Interactive 7.000%	01/15/2013	175,000	184,379
Viacom, Inc. 6.625%	05/15/2011	480,000	501,756
			10,370,743

13

Building Materials & Construction — 0.2%
Chemed Corp. 8.750%	02/24/2011	$485,000	$504,400
Vulcan Materials Co. 6.000%	04/01/2009	1,250,000	1,272,198
			1,776,598
Chemicals — 0.4%
Chevron Phillips Chemical Co. LLC 5.375%	06/15/2007	615,000	614,688
Cytec Industries, Inc. 5.500%	10/01/2010	335,000	336,261
ICI Wilmington, Inc. 7.050%	09/15/2007	735,000	739,471
Lubrizol Corp. 4.625%	10/01/2009	480,000	474,192
Lubrizol Corp. 5.875%	12/01/2008	325,000	328,757
Sealed Air Corp.(d) 6.875%	07/15/2033	145,000	144,542
Sensient Technologies 6.500%	04/01/2009	400,000	402,069
Vale Overseas Ltd. 6.250%	01/23/2017	305,000	310,782
Vale Overseas Ltd. 6.875%	11/21/2036	280,000	289,152
			3,639,914
Commercial Services — 0.1%
Allied Waste North America, Inc., Series B 5.750%	02/15/2011	300,000	292,500
Donnelley (R.R.) & Sons Co. 4.950%	05/15/2010	400,000	396,654
			689,154
Communications — 0.1%
Echostar DBS Corp. 7.125%	02/01/2016	425,000	438,813
Viacom, Inc. 6.250%	04/30/2016	195,000	197,681
			636,494
Computer Programming Services — 0.0%
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	310,000	316,711
Data Processing & Preparation — 0.0%
Certegy, Inc. 4.750%	09/15/2008	220,000	215,902

14

Electric Utilities — 1.3%
Allegheny Energy Supply Co. LLC(d) 8.250%	04/15/2012	$275,000	$301,125
Centerpoint Energy, Inc., Series B 5.875%	06/01/2008	1,085,000	1,089,196
Consumers Energy Co. 4.400%	08/15/2009	250,000	244,950
Duke Energy Field Services Corp. 7.875%	08/16/2010	1,800,000	1,944,542
Entergy Gulf States, Inc. 5.250%	08/01/2015	995,000	948,790
Ipalco Enterprises, Inc. 8.375%	11/14/2008	975,000	1,006,688
Kansas Gas & Electric Co. 5.647%	03/29/2021	310,000	304,798
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	1,050,000	1,030,348
MidAmerican Funding LLC 6.750%	03/01/2011	145,000	153,070
Monongahela Power Co. 6.700%	06/15/2014	400,000	425,728
Nevada Power Co., Series L 5.875%	01/15/2015	450,000	453,723
Pennsylvania Electric Co. Class B 6.125%	04/01/2009	830,000	842,496
PSEG Energy Holdings, Inc. 8.625%	02/15/2008	102,000	104,168
Tampa Electric Co. 5.375%	08/15/2007	700,000	699,794
Tenaska Oklahoma(d) 6.528%	12/30/2014	508,116	502,262
TransAlta Corp. 5.750%	12/15/2013	1,000,000	1,008,187
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040%	01/31/2018	385,263	386,525
Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144%	07/31/2033	525,000	567,770
TXU Energy Co. 7.000%	03/15/2013	210,000	218,240
			12,232,400
Electrical Equipment & Electronics — 0.1%
Anixter, Inc. 5.950%	03/01/2015	510,000	479,400
Thomas & Betts Corp. 6.625%	05/07/2008	330,000	332,490
Thomas & Betts Corp., Series B 6.390%	02/10/2009	200,000	203,361
			1,015,251

15

Energy — 0.7%
Australian Gas Light Co. Ltd(d) 6.400%	04/15/2008	$710,000	$715,361
Boardwalk Pipelines LLC 5.500%	02/01/2017	175,000	171,350
Colonial Pipeline Co.(d) 7.630%	04/15/2032	750,000	927,623
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	200,000	207,874
Enterprise Products Operating LP 7.500%	02/01/2011	175,000	187,673
Enterprise Products Operating LP, Series B 4.000%	10/15/2007	45,000	44,672
Gulf South Pipeline Co. LP(d) 5.050%	02/01/2015	150,000	144,890
Kinder Morgan Energy Partners LP 6.000%	02/01/2017	130,000	131,428
Kinder Morgan Energy Partners LP 6.500%	02/01/2037	120,000	119,672
Mobil Corp. 8.625%	08/15/2021	1,050,000	1,379,621
OAO Gazprom(d) 9.625%	03/01/2013	290,000	342,925
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	400,000	401,404
Plains All American Pipeline Co. 5.625%	12/15/2013	520,000	519,728
The Premcor Refining Group, Inc. 6.750%	05/01/2014	230,000	239,609
Southern Natural Gas Co.(d) 5.900%	04/01/2017	250,000	249,998
Southwest Gas Corp. 8.375%	02/15/2011	205,000	223,477
XTO Energy, Inc. 4.900%	02/01/2014	850,000	820,270
			6,827,575
Entertainment & Leisure — 0.0%
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	385,000	379,033
Financial Services — 1.9%
American Honda Finance Corp.(d) 3.850%	11/06/2008	700,000	686,231
Bombardier Capital, Inc.(d) 6.750%	05/01/2012	245,000	243,775
Brandywine Operating Partnership LP 5.625%	12/15/2010	310,000	313,894
Caterpillar Financial Services Corp., Series F 4.500%	09/01/2008	300,000	297,020

16

Countrywide Home Loans, Inc. 3.250%	05/21/2008	$920,000	$899,085
Emerald Investment Grade CBO Ltd., FRN(d) 5.880%	05/24/2011	1,405,004	1,405,706
ERAC USA Finance Co.(d) 6.700%	06/01/2034	320,000	334,651
ERAC USA Finance Co.(d) 6.750%	05/15/2007	1,000,000	1,001,321
Foster’s Finance Corp.(d) 6.875%	06/15/2011	835,000	880,936
Franklin Resources, Inc. 3.700%	04/15/2008	800,000	786,480
General Electric Capital Corp. 5.375%	10/20/2016	475,000	474,418
General Motors Acceptance Corp.(b) 6.150%	04/05/2007	865,000	865,016
Glencore Funding LLC(d) 6.000%	04/15/2014	500,000	495,596
The Goldman Sachs Group, Inc. 5.150%	01/15/2014	775,000	759,246
The Goldman Sachs Group, Inc. 6.125%	02/15/2033	275,000	274,839
Household Finance Corp. 4.125%	12/15/2008	875,000	859,653
Household Finance Corp. 6.375%	10/15/2011	750,000	781,806
iStar Financial, Inc. REIT 7.000%	03/15/2008	250,000	253,176
iStar Financial, Inc. REIT, Series B 4.875%	01/15/2009	165,000	163,749
iStar Financial, Inc. REIT, Series B 5.700%	03/01/2014	310,000	308,319
Kimco Realty Corp., Series B 7.860%	11/01/2007	1,325,000	1,340,978
Lazard Group LLC 7.125%	05/15/2015	430,000	453,342
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250%	09/15/2015	100,000	99,996
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	365,000	381,177
Prologis REIT 5.250%	11/15/2010	650,000	652,035
Senior Housing Properties Trust REIT 8.625%	01/15/2012	100,000	109,250
Sprint Capital Corp. 6.900%	05/01/2019	255,000	264,074

17

Telecom Italia Capital SA 6.000%	09/30/2034	$325,000	$294,296
United Dominion Realty Trust, Inc. REIT 4.500%	03/03/2008	325,000	324,663
Verizon Global Funding Corp. 7.750%	12/01/2030	525,000	608,522
Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	770,000	838,972
			17,452,222
Foods — 0.1%
Sara Lee Corp. 3.875%	06/15/2013	140,000	126,985
Smithfield Foods, Inc. 7.000%	08/01/2011	860,000	871,825
			998,810
Forest Products & Paper — 0.0%
Packaging Corp. of America 5.750%	08/01/2013	250,000	246,850
Heavy Construction — 0.0%
Lennar Corp., Series B 6.500%	04/15/2016	180,000	176,988
Heavy Machinery — 0.2%
Briggs & Stratton Corp. 8.875%	03/15/2011	550,000	600,188
Idex Corp. 6.875%	02/15/2008	500,000	505,600
Timken Co. 5.750%	02/15/2010	475,000	474,548
Toro Co. 7.800%	06/15/2027	165,000	174,158
			1,754,494
Home Construction, Furnishings & Appliances — 0.0%
D.R. Horton, Inc. 4.875%	01/15/2010	80,000	78,217
Newell Rubbermaid, Inc. 4.000%	05/01/2010	320,000	309,869
			388,086
Industrial - Diversified — 0.2%
American Standard, Inc. 7.625%	02/15/2010	700,000	741,859
Leucadia National Corp. 7.750%	08/15/2013	1,150,000	1,196,000
			1,937,859

18

Lodging — 0.3%
Hilton Hotels Corp.(b) 7.200%	12/15/2009	$355,000	$369,200
Marriot International 6.200%	06/15/2016	775,000	795,110
MGM Mirage 6.000%	10/01/2009	250,000	250,313
MGM Mirage 6.750%	09/01/2012	725,000	720,469
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	395,000	424,487
			2,559,579
Media — 0.0%
Pearson Holdings, Inc. 8.000%	08/15/2007	1,652	1,652
Medical Supplies — 0.5%
Millipore Corp. 7.500%	04/01/2007	4,250,000	4,250,000
Metals & Mining — 0.1%
Codelco, Inc(d) 6.150%	10/24/2036	280,000	286,120
Reliance Steel & Aluminum(d) 6.200%	11/15/2016	245,000	246,213
			532,333
Real Estate — 0.1%
First Industrial LP 7.600%	05/15/2007	700,000	701,679
Retail — 0.1%
J.C. Penney Co., Inc. 7.950%	04/01/2017	115,000	130,558
The May Department Stores Co. 3.950%	07/15/2007	365,000	363,141
			493,699
Telephone Utilities — 0.3%
Embarq Corp. 7.082%	06/01/2016	205,000	209,007
Qwest Corp. 8.875%	03/15/2012	300,000	331,500
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	350,000	358,750
Sprint Capital Corp. 6.125%	11/15/2008	1,200,000	1,215,259
Sprint Nextel Corp. 6.000%	12/01/2016	595,000	585,543
			2,700,059

19

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	$490,000	$517,208
CSX Corp. 7.250%	05/01/2027	50,000	55,244
Hornbeck Offshore Services, Inc., Series B 6.125%	12/01/2014	175,000	165,594
Norfolk Southern Corp. 6.000%	04/30/2008	450,000	452,848
			1,190,894

TOTAL CORPORATE DEBT (Cost $87,392,965)			87,004,834
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	1,287,355	1,236,894
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (d) 6.350%	09/20/2010	430,000	436,450
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	47,390	47,524
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205%	02/01/2044	900,000	899,643
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237%	12/11/2049	1,225,000	1,227,297
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 5.615%	09/25/2033	242,297	244,678
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 6.137%	02/25/2034	183,558	185,570
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	87,831	87,188
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 4.531%	08/25/2034	413,505	416,781

20

IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 4.489%	08/25/2034	$752,256	$760,289
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398%	02/15/2040	2,850,000	2,871,299
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN 6.448%	07/25/2033	95,663	96,040
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, VRN 5.995%	02/25/2034	73,053	73,366
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 VRN 5.439%	02/20/2044	2,700,000	2,721,238
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 7.472%	02/25/2034	12,919	13,049
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class A7, FRN(d) 7.350%	09/20/2010	300,000	302,340
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class B2, FRN(d) 7.950%	09/20/2010	245,000	243,775
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920%	02/03/2014	3,000,000	3,091,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 7.266%	03/25/2034	246,496	248,258
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 5.600%	06/25/2032	179,920	179,262
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	1,399,290	1,373,709
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN 5.000%	10/31/2036	2,000,000	1,984,688
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	565,699	597,920
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	586,233	592,998

21

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	$242,624	$245,376
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN 6.383%	04/25/2044	582,902	585,356
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN 4.223%	09/25/2034	1,219,261	1,203,674
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN 4.110%	06/25/2035	1,336,691	1,321,075
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,259,322)			23,287,487
SOVEREIGN DEBT OBLIGATIONS — 0.2%
Province of Ontario 4.750%	01/19/2016	1,200,000	1,177,111
United Mexican States 5.625%	01/15/2017	1,020,000	1,028,160
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,169,359)			2,205,271
U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.7%
Federal Home Loan Mortgage Corporation (FHLMC) — 2.2%
Pass-Through Securities
FHLMC 4.000%	12/15/2009	5,900,000	5,778,530
FHLMC 5.500%	07/01/2020 - 02/01/2021	12,831,455	12,856,015
FHLMC 6.000%	09/01/2016 - 02/01/2018	480,180	488,827
FHLMC 6.500%	08/01/2016 - 09/01/2016	373,261	381,718
FHLMC 7.500%	02/01/2030 - 02/01/2031	598,059	621,533
FHLMC 8.000%	08/01/2026 - 03/01/2028	213,517	227,538
FHLMC 9.000%	03/01/2017	17,461	18,278
Total Pass-Through Securities			20,372,439

22

Federal National Mortgage Association (FNMA) — 9.3%
Pass-Through Securities
FNMA 3.875%	02/15/2010	$5,700,000	$5,561,165
FNMA 4.500%	12/01/2020	8,097,840	7,837,823
FNMA 5.000%	12/01/2034 - 09/01/2035	6,867,776	6,643,500
FNMA 5.500%	08/01/2020 - 05/01/2036	26,697,243	26,500,282
FNMA 6.000%	05/01/2016 - 06/01/2016	183,676	186,984
FNMA 6.500%	01/01/2037	1,866,473	1,904,531
FNMA 7.000%	01/01/2031 - 05/01/2031	776,925	809,307
FNMA 7.500%	09/01/2029 - 05/01/2030	277,846	288,966
FNMA 8.000%	02/01/2030 - 08/01/2031	156,236	163,058
FNMA TBA(f) 4.500%	04/01/2037	16,800,000	15,782,812
FNMA TBA(f) 5.000%	04/01/2037	7,000,000	6,762,657
FNMA TBA(f) 5.500%	04/01/2037	540,000	534,220
FNMA TBA(f) 6.500%	04/01/2037	13,700,000	13,975,070
Total Pass-Through Securities			86,950,375
Government National Mortgage Association (GNMA) — 1.2%
Pass-Through Securities
GNMA 7.000%	04/15/2023 - 08/15/2032	314,826	329,229
GNMA 7.250%	06/20/2021 - 05/20/2022	739,754	774,638
GNMA 7.500%	04/15/2017 - 09/15/2017	180,035	188,471
GNMA 8.000%	07/15/2007 - 05/15/2008	52,724	52,965
GNMA 9.000%	08/15/2008 - 09/15/2009	46,256	47,248

23

GNMA TBA(f) 5.500%	04/01/2037	$6,400,000	$6,364,500
GNMA TBA(f) 6.500%	04/01/2037	3,100,000	3,178,711
Total Pass-Through Securities			10,935,762
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA 4.687%	01/15/2022	344,050	334,151
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $118,517,348)			118,592,727
U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds — 2.6%
U.S. Treasury Bond(b)(g) 6.125%	08/15/2029	16,880,000	19,636,187
U.S. Treasury Bond(g) 8.750%	05/15/2017	3,630,000	4,798,973
			24,435,160
U.S. Treasury Notes — 4.2%
U.S. Treasury Inflation Index 2.500%	07/15/2016	2,905,800	2,982,114
U.S. Treasury Note(b) 3.875%	05/15/2010	12,945,000	12,701,270
U.S. Treasury Note(b) 3.875%	07/15/2010	2,800,000	2,746,844
U.S. Treasury Note 4.000%	11/15/2012	4,250,000	4,139,101
U.S. Treasury Note 4.375%	08/15/2012	445,000	442,288
U.S. Treasury Note(b) 4.875%	08/15/2016	12,795,000	13,000,920
U.S. Treasury Note(b) 5.000%	08/15/2011	2,860,000	2,915,636
			38,928,173
TOTAL U.S. TREASURY OBLIGATIONS (Cost $62,082,068)			63,363,333
TOTAL BONDS & NOTES (Cost $296,316,888)			297,350,900

24

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bank of America Put Option, Expires 6/08/2007, Strike 5.2625	$70,000,000	$44,647
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	4,000,000	48,453
TOTAL OPTIONS (Cost $74,600)		93,100
TOTAL LONG TERM INVESTMENTS (Cost $721,339,277)		860,831,047

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 20.3%
Cash Equivalents — 8.3% (i)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$2,003,124	$2,003,124
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	534,166	534,166
American Beacon Money Market Fund(h)		2,245,469	2,245,469
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	1,335,416	1,335,416
Bank of America 5.270%	05/07/2007	1,335,416	1,335,416
Bank of America 5.270%	05/08/2007	1,335,416	1,335,416
Bank of America 5.310%	05/17/2007	400,624	400,624
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	1,068,333	1,068,333
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	801,250	801,250
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	534,166	534,166
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	534,166	534,166
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	267,083	267,083
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	1,335,416	1,335,416
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	267,083	267,083
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	267,083	267,083
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	534,166	534,166
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	667,708	667,708

25

Barclays Eurodollar Time Deposit 5.315%	04/23/2007	$1,201,874	$1,201,874
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	400,624	400,624
BGI Institutional Money Market Fund(h)		2,670,832	2,670,832
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	2,003,124	2,003,124
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	934,791	934,791
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	667,708	667,708
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	2,457,166	2,457,166
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	667,708	667,708
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	1,335,416	1,335,416
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	1,335,416	1,335,416
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	667,708	667,708
Dreyfus Cash Management Plus Money Market Fund(h)		747,833	747,833
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	2,003,124	2,003,124
Federal Home Loan Bank 5.181%	04/13/2007	400,624	400,624
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	801,250	801,250
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	1,602,499	1,602,499
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	801,250	801,250
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	1,335,416	1,335,416
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	1,335,416	1,335,416
Goldman Sachs Financial Square Prime Obligations Money Market Fund(h)		272,277	272,277
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	1,068,333	1,068,333
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	1,602,499	1,602,499
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	1,335,416	1,335,416

26

Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	$1,335,416	$1,335,416
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	1,335,416	1,335,416
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	1,201,874	1,201,874
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	267,083	267,083
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	3,922,118	3,922,118
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	1,068,333	1,068,333
Reserve Primary Money Market Fund(h)		1,201,874	1,201,874
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	2,534,765	2,534,765
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	400,624	400,624
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	534,166	534,166
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	1,068,333	1,068,333
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	1,602,499	1,602,499
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	934,791	934,791
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	934,791	934,791
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	267,083	267,083
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	2,003,124	2,003,124
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	801,250	801,250
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	667,709	667,709
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	534,167	534,167
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	2,411,524	2,411,524
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,736,042	1,736,042
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	1,522,375	1,522,375
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	1,602,500	1,602,500

27

UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	$1,602,500	$1,602,500
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	1,335,417	1,335,417
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	1,335,417	1,335,417
			77,275,580
Commercial Paper — 12.0%
Abbott Laboratories(d) 5.240%	04/10/2007	1,150,000	1,148,493
Alcoa, Inc. 5.260%	04/11/2007	1,210,000	1,208,232
Autoliv ASP, Inc.(d) 5.300%	04/05/2007	3,670,000	3,667,839
Autoliv ASP, Inc.(d) 5.310%	04/16/2007	1,255,000	1,252,223
Bemis Co. 5.280%	04/16/2007	1,070,000	1,067,646
Cadbury Schweppes Finance PLC(d) 5.280%	04/09/2007	4,085,000	4,080,207
Cargill, Inc.(d) 5.250%	04/12/2007	1,075,000	1,073,276
Clorox Co. 5.300%	04/16/2007	985,000	982,825
Coca-Cola Enterprises, Inc.(d) 5.250%	04/16/2007	1,075,000	1,072,648
ConocoPhillips Co.(d) 5.470%	04/03/2007	1,320,000	1,319,599
Consolidated Natural Gas Co. 5.300%	04/12/2007	1,240,000	1,237,992
Consolidated Natural Gas Co. 5.360%	04/05/2007	1,125,000	1,124,330
CVS Corp.(d) 5.330%	04/04/2007	4,295,000	4,293,092
CVS Corp.(d) 5.340%	04/17/2007	3,000,000	2,992,880
CVS Corp.(d) 5.370%	04/17/2007	1,005,000	1,002,601
DaimlerChrysler North America Holding Corp. 5.330%	05/03/2007	1,045,000	1,040,049
Devon Energy Corp.(d) 5.330%	04/20/2007	4,000,000	3,988,748
Dover Corp. 5.260%	04/18/2007	1,110,000	1,107,243
Dow Jones & Co., Inc.(d) 5.350%	04/13/2007	475,000	474,153
Duke Energy Corp. 5.290%	04/19/2007	1,055,000	1,052,210

28

Falcon Asset Securitization Corp.(d) 5.260%	04/10/2007	$1,110,000	$1,108,540
Fortune Brands, Inc. 5.320%	04/18/2007	1,400,000	1,396,483
General Mills, Inc.(d) 5.270%	04/04/2007	1,265,000	1,264,444
Genworth Financial, Inc.(d) 5.250%	04/03/2007	1,290,000	1,289,624
International Lease Finance Corp. 5.250%	04/10/2007	355,000	354,534
John Deere Capital Corp.(d) 5.240%	04/04/2007	1,150,000	1,149,498
Johnson & Johnson(d) 5.190%	04/13/2007	769,000	767,670
Kraft Foods, Inc. 5.270%	04/10/2007	2,970,000	2,966,087
Kraft Foods, Inc. 5.270%	04/20/2007	835,000	832,678
Kraft Foods, Inc. 5.280%	04/12/2007	4,030,000	4,023,498
Kraft Foods, Inc. 5.300%	04/13/2007	1,935,000	1,931,582
Lennar Corp. 5.310%	04/12/2007	2,030,000	2,026,706
Lincoln National Corp.(d) 5.300%	05/03/2007	990,000	985,336
L’Oreal USA, Inc.(d) 5.240%	04/10/2007	1,240,000	1,238,376
Motorola, Inc. 5.320%	05/01/2007	690,000	686,941
Nestle Capital Corp.(d) 5.220%	04/13/2007	1,000,000	998,260
Newell Rubbermaid, Inc.(d) 5.300%	04/02/2007	5,122,000	5,121,246
Pearson Holdings, Inc.(d) 5.300%	04/18/2007	1,090,000	1,087,272
Pearson, Inc. 5.280%	04/11/2007	5,595,000	5,586,794
Public Service Co. of Colorado 5.300%	04/09/2007	1,275,000	1,273,498
Reed Elsevier(d) 5.290%	04/03/2007	3,490,000	3,488,974
RR Donnelley & Sons Co.(d) 5.310%	04/16/2007	3,195,000	3,187,931
RR Donnelley & Sons Co.(d) 5.320%	04/09/2007	1,070,000	1,068,735
RR Donnelley & Sons Co. 5.330%	04/02/2007	2,980,000	2,979,559

29

Ryder System, Inc. 5.300%	05/01/2007	$905,000	$901,003
Sheffield Receivables Corp.(d) 5.260%	04/02/2007	1,210,000	1,209,823
Textron Financial Corp. 5.280%	04/02/2007	1,275,000	1,274,813
Time Warner Cable, Inc.(d) 5.330%	04/09/2007	1,240,000	1,238,531
Time Warner Cable, Inc.(d) 5.340%	04/17/2007	2,540,000	2,533,972
Time Warner Cable, Inc.(d) 5.340%	04/19/2007	5,000,000	4,986,650
United Healthcare Corp.(d) 5.280%	04/19/2007	1,070,000	1,067,175
Verizon Communications, Inc.(d) 5.280%	04/09/2007	1,500,000	1,498,240
Verizon Communications, Inc.(d) 5.290%	04/10/2007	3,135,000	3,130,854
Verizon Communications, Inc.(d) 5.300%	04/11/2007	2,460,000	2,456,378
Verizon Communications, Inc.(d) 5.350%	04/03/2007	1,055,000	1,054,686
VF Corp. 5.310%	04/03/2007	2,950,000	2,949,130
VF Corp. 5.330%	04/04/2007	3,313,000	3,311,528
Walt Disney Co. 5.250%	04/12/2007	1,465,000	1,462,650
WellPoint, Inc. 5.300%	04/02/2007	613,000	612,910
			111,688,895
TOTAL SHORT-TERM INVESTMENTS (Cost $188,964,475)			188,964,475
TOTAL INVESTMENTS — 112.7% (Cost $910,303,752)(j)			$1,049,795,522
Other Assets/(Liabilities) — (12.7%)			(118,188,813)
NET ASSETS — 100.0%			$931,606,709

Notes to Portfolio of Investments

FRN - Floating Rate Note

REIT - Real Estate Investment Trust

TBA - To be announced

VRN - Variable Rate Note

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.

30

(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $83,912,800 or 9.0% of net assets.

(e)	Security is currently in default.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Amount represents shares owned of the fund.
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

31

MML Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Advertising — 0.1%
Interpublic Group of Companies, Inc.(a) (b)	81,713	$1,005,887
Aerospace & Defense — 6.0%
Alliant Techsystems, Inc.(a) (b)	109,293	9,609,041
Boeing Co.	181,900	16,172,729
Northrop Grumman Corp.	52,400	3,889,128
Rockwell Collins, Inc.	102,775	6,878,731
United Technologies Corp.	651,844	42,369,860
		78,919,489
Apparel, Textiles & Shoes — 0.5%
The Gap, Inc.	85,900	1,478,339
Jones Apparel Group, Inc.	57,200	1,757,756
Limited Brands, Inc.	82,900	2,160,374
VF Corp.	20,700	1,710,234
		7,106,703
Automotive & Parts — 2.2%
Autoliv, Inc.	37,900	2,164,469
BorgWarner, Inc.	16,200	1,221,804
DaimlerChrysler AG(b)	35,800	2,928,798
Magna International, Inc. Cl. A(b)	11,400	856,254
Navistar International Corp.(a)	481,647	22,035,350
		29,206,675
Banking, Savings & Loans — 17.2%
Bank of America Corp.	723,583	36,917,205
BB&T Corp.	14,100	578,382
Capital One Financial Corp.	182,807	13,794,616
Comerica, Inc.	44,600	2,636,752
Fannie Mae	92,200	5,032,276
Freddie Mac	242,131	14,404,373
JP Morgan Chase & Co.	244,252	11,816,912
KeyCorp	43,600	1,633,692
National City Corp.(b)	90,300	3,363,675
SunTrust Banks, Inc.	24,200	2,009,568
U.S. Bancorp	78,500	2,745,145
UBS AG	767,800	45,630,354
Wachovia Corp.	805,264	44,329,783
Washington Mutual, Inc.	81,100	3,274,818
Wells Fargo & Co.	1,149,959	39,593,088
		227,760,639

1

Broadcasting, Publishing & Printing — 5.3%
CBS Corp. Cl. B	109,250	$3,341,957
Comcast Corp. Cl. A(a)	179,250	4,651,537
Liberty Global, Inc. Cl. A(a) (b)	355,379	11,702,615
Liberty Global, Inc. Cl. C(a)	1,383,569	42,392,554
Time Warner, Inc.	342,000	6,744,240
Viacom, Inc. Cl. B(a)	25,400	1,044,194
		69,877,097
Building Materials & Construction — 1.4%
Martin Marietta Materials, Inc.	71,805	9,708,036
Vulcan Materials Co.	77,495	9,026,618
		18,734,654
Chemicals — 1.1%
Du Pont (E.I.) de Nemours & Co.	8,300	410,269
Eastman Chemical Co.	4,100	259,653
The Lubrizol Corp.	218,500	11,259,305
PPG Industries, Inc.	42,900	3,016,299
		14,945,526
Commercial Services — 2.9%
Accenture Ltd. Cl. A	60,000	2,312,400
Siemens AG Sponsored ADR (Germany)(b)	338,027	36,236,494
		38,548,894
Communications — 1.7%
American Tower Corp. Cl. A(a)	12,000	467,400
Crown Castle International Corp.(a)	41,800	1,343,034
Nokia Oyj Sponsored ADR (Finland)	524,037	12,010,928
Qualcomm, Inc.	206,130	8,793,506
		22,614,868
Computers & Information — 0.8%
Cisco Systems, Inc.(a)	172,050	4,392,436
Dell, Inc.(a)	29,500	684,695
International Business Machines Corp.	22,200	2,092,572
Lexmark International, Inc. Cl. A(a)	33,400	1,952,564
Solectron Corp.(a)	286,000	900,900
Tech Data Corp.(a)	27,600	988,356
		11,011,523
Computers & Office Equipment — 0.6%
Electronic Data Systems Corp.	219,700	6,081,296
Hewlett-Packard Co.	42,000	1,685,880
		7,767,176
Containers — 0.3%
Crown Holdings, Inc.(a)	63,100	1,543,426
Owens-Illinois, Inc.(a)	74,500	1,919,865
Smurfit-Stone Container Corp.(a)	81,100	913,186
		4,376,477

2

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	44,100	$2,945,439
Kimberly-Clark Corp.	48,500	3,321,765
The Procter & Gamble Co.	121,600	7,680,256
		13,947,460
Electric Utilities — 4.3%
CMS Energy Corp.	551,802	9,822,076
Constellation Energy Group, Inc.	29,000	2,521,550
Entergy Corp.	17,300	1,815,116
Exelon Corp.	474,768	32,621,309
Pinnacle West Capital Corp.	43,700	2,108,525
Reliant Energy, Inc.(a) (b)	287,184	5,835,579
TXU Corp.	37,300	2,390,930
		57,115,085
Electrical Equipment & Electronics — 2.0%
Arrow Electronics, Inc.(a)	30,600	1,155,150
Celestica, Inc.(a)	95,700	586,641
Flextronics International Ltd.(a) (b)	178,900	1,957,166
General Electric Co.	266,200	9,412,832
Sanmina-SCI Corp.(a)	103,700	375,394
Texas Instruments, Inc.	431,453	12,986,735
		26,473,918
Energy — 11.8%
BP PLC, Sponsored ADR (United Kingdom)	27,000	1,748,250
Chevron Corp.	149,600	11,064,416
ConocoPhillips Co.	54,594	3,731,500
Dynegy, Inc. Cl. A(a)	541,930	5,018,272
Exxon Mobil Corp.	948,696	71,579,113
Halliburton Co.(b)	226,300	7,182,762
Marathon Oil Corp.	30,000	2,964,900
Murphy Oil Corp.	179,530	9,586,902
Occidental Petroleum Corp.	14,000	690,340
Petroleo Brasileiro SA	93,400	9,294,234
Schlumberger Ltd.	145,128	10,028,345
Sempra Energy	113,855	6,946,294
Total SA Sponsored ADR (France)	226,748	15,822,475
		155,657,803
Entertainment & Leisure — 1.2%
News Corp., Inc. Cl. A	580,850	13,429,252
The Walt Disney Co.	73,700	2,537,491
		15,966,743
Financial Services — 5.2%
American Express Co.	244,584	13,794,538
Citigroup, Inc.	617,600	31,707,584
Countrywide Financial Corp.	84,600	2,845,944
E*TRADE Financial Corp.(a)	419,234	8,896,145
The Goldman Sachs Group, Inc.	5,800	1,198,454
Merrill Lynch & Co., Inc.(b)	83,200	6,794,944

3

Morgan Stanley	26,100	$2,055,636
Waddell & Reed Financial, Inc. Cl. A(b)	41,000	956,120
		68,249,365
Food Retailers — 1.5%
SuperValu, Inc.	505,004	19,730,506
Foods — 1.9%
ConAgra Foods, Inc.	411,465	10,249,593
General Mills, Inc.	55,900	3,254,498
Kellogg Co.	48,700	2,504,641
The Kroger Co.	114,400	3,231,800
Safeway, Inc.	83,100	3,044,784
Sara Lee Corp.	142,900	2,417,868
		24,703,184
Forest Products & Paper — 0.1%
Sonoco Products Co.	48,000	1,803,840
Household Products — 0.1%
The Clorox Co.	23,600	1,503,084
Industrial - Diversified — 0.4%
Cooper Industries Ltd. Cl. A	30,000	1,349,700
Eaton Corp.	20,100	1,679,556
SPX Corp.	32,200	2,260,440
		5,289,696
Insurance — 8.1%
ACE Ltd.	18,400	1,049,904
Allstate Corp.	43,500	2,612,610
American International Group, Inc.	144,800	9,733,456
Everest Re Group Ltd.	365,536	35,153,597
Genworth Financial, Inc. Cl. A	320,044	11,182,337
The Hartford Financial Services Group, Inc.	41,700	3,985,686
MBIA, Inc.(b)	23,300	1,525,917
Metlife, Inc.	64,000	4,041,600
MGIC Investment Corp.(b)	12,000	707,040
PartnerRe Ltd.(b)	27,700	1,898,558
Platinum Underwriters Holdings Ltd.	247,616	7,943,521
Prudential Financial, Inc.(b)	15,800	1,426,108
RenaissanceRe Holdings Ltd.	19,800	992,772
Torchmark Corp.	40,900	2,682,631
St. Paul Travelers Companies	82,782	4,285,624
Unum Group	69,600	1,602,888
WellPoint, Inc.(a)	170,673	13,841,580
XL Capital Ltd. Cl. A	27,700	1,937,892
		106,603,721
Machinery & Components — 0.1%
Cummins, Inc.	9,100	1,316,952
Ingersoll-Rand Co. Ltd. Cl. A	8,800	381,656
		1,698,608

4

Metals & Mining — 0.2%
Arcelor Mittal Cl. A(b)	44,200	$2,337,738
Pharmaceuticals — 5.5%
Medco Health Solutions, Inc.(a)	167,542	12,151,821
Merck & Co., Inc.	160,600	7,093,702
Novartis AG ADR (Switzerland)	243,673	13,311,856
Pfizer, Inc.	526,900	13,309,494
Sanofi-Aventis Sponsored ADR (France)(b)	551,564	23,998,550
Vanda Pharmaceuticals, Inc.(a) (b)	92,600	2,255,736
		72,121,159
Prepackaged Software — 3.4%
Microsoft Corp.	412,311	11,491,108
Novell, Inc.(a)	1,493,389	10,782,269
Take-Two Interactive Software, Inc.(a) (b)	1,145,900	23,078,426
		45,351,803
Restaurants — 0.4%
McDonald’s Corp.	127,900	5,761,895
Retail—4.9%
Costco Wholesale Corp.	484,740	26,098,402
Federated Department Stores, Inc.	73,300	3,302,165
Office Depot, Inc.(a)	1,007,640	35,408,470
		64,809,037
Telephone Utilities — 2.6%
AT&T, Inc.	302,600	11,931,518
Embarq Corp.	7,529	424,259
Sprint Nextel Corp.	150,599	2,855,357
Verizon Communications, Inc.	486,916	18,463,855
		33,674,989
Tobacco — 4.1%
Altria Group, Inc.	589,581	51,771,108
UST, Inc.	30,500	1,768,390
		53,539,498
Toys, Games — 0.1%
Mattel, Inc.	64,200	1,769,994
Transportation — 0.1%
CSX Corp.	33,600	1,345,680
TOTAL EQUITIES (Cost $1,105,055,382)		1,311,330,414

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.3%
Cash Equivalents — 8.2%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$2,791,509	$2,791,500
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	744,402	744,402
American Beacon Money Market Fund(c)		3,129,235	3,129,235
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	1,861,006	1,861,006
Bank of America 5.270%	05/07/2007	1,861,006	1,861,006
Bank of America 5.270%	05/08/2007	1,861,006	1,861,006
Bank of America 5.310%	05/17/2007	558,302	558,302
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	1,488,805	1,488,805
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	1,116,604	1,116,604
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	744,402	744,402
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	744,402	744,402
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	372,202	372,202
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	1,861,006	1,861,006
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	372,202	372,202
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	372,202	372,202
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	744,402	744,402
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	930,503	930,503
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	1,674,906	1,674,906
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	558,302	558,302
BGI Institutional Money Market Fund(c)		3,722,012	3,722,012
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	2,791,509	2,791,509
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	1,302,704	1,302,704
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	930,503	930,503

6

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$3,424,251	$3,424,251
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	930,503	930,503
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	1,861,006	1,861,006
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	1,861,006	1,861,006
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	930,503	930,503
Dreyfus Cash Management Plus Money Market Fund(c)		1,042,164	1,042,164
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	2,791,509	2,791,509
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	558,302	558,302
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	1,116,604	1,116,604
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	2,233,207	2,233,207
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	1,116,604	1,116,604
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	1,861,006	1,861,006
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	1,861,006	1,861,006
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		379,440	379,440
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	1,488,805	1,488,805
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	2,233,207	2,233,207
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	1,861,006	1,861,006
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	1,861,006	1,861,006
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	1,861,006	1,861,006
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	1,674,906	1,674,906
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	372,202	372,202
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	5,465,775	5,465,775

7

Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	$1,488,805	$1,488,805
Reserve Primary Money Market Fund(c)		1,674,906	1,674,906
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	3,532,392	3,532,392
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	558,302	558,302
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	744,402	744,402
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	1,488,805	1,488,805
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	2,233,207	2,233,207
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	1,302,704	1,302,704
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	1,302,704	1,302,704
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	372,202	372,202
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	2,791,509	2,791,509
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	1,116,604	1,116,604
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	930,503	930,503
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	744,402	744,402
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	3,360,644	3,360,644
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	2,419,308	2,419,308
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	2,121,547	2,121,547
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	2,233,207	2,233,207
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	2,233,207	2,233,207
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	1,861,006	1,861,006
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	1,861,006	1,861,006
			107,689,519

8

Repurchase Agreement — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$1,598,262	$1,598,262
TOTAL SHORT-TERM INVESTMENTS (Cost $109,287,781)		109,287,781
TOTAL INVESTMENTS — 107.5% (Cost $1,214,343,163)(f)		$1,420,618,195
Other Assets/(Liabilities) —(7.5%)		(99,007,983)
NET ASSETS — 100.0%		$1,321,610,212

Notes to Portfolio of Investments

ADR-American Depository Receipt

(a)           Non-income producing security.

(b)          denotes all or a portion of security on loan. (Note 2).

(c)           amount represents shares owned of the fund.

(d)          Represents investments of security lending collateral. (Note 2).

(e)           Maturity value of $1,598,735. Collateralized by a U.S. Government Agency obligation with a rate of 8.625%, maturity date of 5/25/2023, and an aggregate market value, including accrued interest, of $1,678,175.

(f)             See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Enhanced Index Core Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK — 99.8%
Advertising — 0.5%
Monster Worldwide, Inc.(a)	100	$4,737
Omnicom Group, Inc.	2,000	204,760
		209,497
Aerospace & Defense — 3.5%
Boeing Co.	6,000	533,460
General Dynamics Corp.	1,100	84,040
Honeywell International, Inc.	2,200	101,332
Lockheed Martin Corp.	1,700	164,934
Northrop Grumman Corp.	900	66,798
Raytheon Co.	4,800	251,808
Rockwell Collins, Inc.	500	33,465
United Technologies Corp.	5,700	370,500
		1,606,337
Air Transportation — 0.0%
Southwest Airlines Co.	200	2,940
Apparel, Textiles & Shoes — 1.4%
Coach, Inc.(a)	900	45,045
The Gap, Inc.	10,000	172,100
Jones Apparel Group, Inc.	8,200	251,986
Liz Claiborne, Inc.	300	12,855
Nike, Inc. Cl. B	300	31,878
Nordstrom, Inc.	2,400	127,056
		640,920
Automotive & Parts — 0.6%
AutoNation, Inc.(a)	800	16,992
Ford Motor Co.(b)	700	5,523
General Motors Corp.(b)	7,700	235,928
Harley-Davidson, Inc.	100	5,875
Paccar, Inc.(b)	100	7,340
		271,658
Banking, Savings & Loans — 8.3%
Bank of America Corp.	17,751	905,656
The Bank of New York Co., Inc.	1,600	64,880
BB&T Corp.	1,300	53,326
Capital One Financial Corp.	1,935	146,015
Comerica, Inc.	400	23,648
Fannie Mae	2,100	114,618
Fifth Third Bancorp	1,200	46,428
Freddie Mac	1,500	89,235

1

JP Morgan Chase & Co.	19,600	$948,248
KeyCorp	1,000	37,470
M&T Bank Corp.	200	23,166
Marshall and Ilsley Corp.	600	27,786
Mellon Financial Corp.(b)	3,200	138,048
National City Corp.	5,700	212,325
Regions Financial Corp.	1,647	58,254
SLM Corp.	600	24,540
SunTrust Banks, Inc.	800	66,432
Synovus Financial Corp.	800	25,872
U.S. Bancorp	3,900	136,383
Wachovia Corp.	4,099	225,650
Washington Mutual, Inc.	2,881	116,335
Wells Fargo & Co.	8,000	275,440
Zions Bancorp	200	16,904
		3,776,659
Beverages — 1.9%
Anheuser-Busch Cos., Inc.	2,900	146,334
The Coca-Cola Co.	2,700	129,600
Coca-Cola Enterprises, Inc.	1,600	32,400
Molson Coors Brewing Co. Cl. B	2,100	198,702
The Pepsi Bottling Group, Inc.	400	12,756
PepsiCo, Inc.	5,400	343,224
		863,016
Broadcasting, Publishing & Printing — 3.0%
CBS Corp. Cl. B	2,100	64,239
Clear Channel Communications, Inc.	2,500	87,600
Comcast Corp. Cl. A(a)	8,100	210,195
The DIRECTV Group, Inc.(a)	2,000	46,140
Gannett Co., Inc.(b)	700	39,403
The McGraw-Hill Companies, Inc.	3,700	232,656
Meredith Corp.	3,400	195,126
The Scripps (E.W.) Co. Cl. A	200	8,936
Time Warner, Inc.	10,400	205,088
Tribune Co.	500	16,055
Viacom, Inc. Cl. B(a)	5,900	249,039
		1,354,477
Building Materials & Construction — 0.1%
Masco Corp.	1,100	30,140
Vulcan Materials Co.(b)	100	11,648
		41,788
Chemicals — 1.1%
Air Products & Chemicals, Inc.	300	22,167
The Dow Chemical Co.(b)	2,400	110,064
Du Pont (E.I.) de Nemours & Co.(b)	2,300	113,689
Hercules, Inc.(a)	7,200	140,688
International Flavors & Fragrances, Inc.	300	14,166
Monsanto Co.	1,300	71,448

2

PPG Industries, Inc.	300	$21,093
Rohm & Haas Co.	400	20,688
		514,003
Commercial Services — 1.7%
Allied Waste Industries, Inc.(a) (b)	2,700	33,993
Convergys Corp.(a)	9,600	243,936
eBay, Inc.(a)	800	26,520
Equifax, Inc.(b)	900	32,805
Fluor Corp.(b)	100	8,972
Moody’s Corp.	600	37,236
PerkinElmer, Inc.	400	9,688
Quest Diagnostics, Inc.(b)	500	24,935
Robert Half International, Inc.	100	3,701
Ryder System, Inc.	2,500	123,350
Waste Management, Inc.	5,400	185,814
Western Union	2,700	59,265
		790,215
Communications — 0.5%
Avaya, Inc.(a)	2,900	34,249
Citizens Communications Co.	800	11,960
L-3 Communications Holdings, Inc.	400	34,988
Motorola, Inc.	700	12,369
Network Appliance, Inc.(a) (b)	1,000	36,520
Qualcomm, Inc.	2,000	85,320
Tellabs, Inc.(a)	100	990
		216,396
Computer Integrated Systems Design — 0.7%
Autodesk, Inc.(a)	400	15,040
Computer Sciences Corp.(a)	500	26,065
Sun Microsystems, Inc.(a)	17,900	107,579
Teradyne, Inc.(a)	9,500	157,130
		305,814
Computer Programming Services — 0.2%
VeriSign, Inc.(a)	3,800	95,456
Computer Related Services — 0.1%
IAC/InterActiveCorp(a)	1,100	41,481
Computers & Information — 5.7%
Apple, Inc.(a)	5,700	529,587
Cisco Systems, Inc.(a)	34,600	883,338
Dell, Inc.(a)	3,500	81,235
EMC Corp.(a)	5,800	80,330
International Business Machines Corp.	8,300	782,358
Jabil Circuit, Inc.	100	2,141
Lexmark International, Inc. Cl. A(a)	4,200	245,532
SanDisk Corp.(a)	100	4,380
		2,608,901

3

Computers & Office Equipment — 1.5%
Electronic Data Systems Corp.	2,900	$80,272
Hewlett-Packard Co.	12,900	517,806
Xerox Corp.(a)	4,900	82,761
		680,839
Containers — 0.6%
Pactiv Corp.(a)	4,500	151,830
Sealed Air Corp.	400	12,640
Temple-Inland, Inc.	2,100	125,454
		289,924
Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	800	53,432
The Estee Lauder Cos., Inc. Cl. A	400	19,540
Kimberly-Clark Corp.	2,600	178,074
The Procter & Gamble Co.	9,392	593,199
		844,245
Data Processing & Preparation — 0.4%
Automatic Data Processing, Inc.	1,400	67,760
First Data Corp.	1,200	32,280
Fiserv, Inc.(a)	450	23,877
IMS Health, Inc.	600	17,796
NCR Corp.(a)	500	23,885
		165,598
Electric Utilities — 3.3%
AES Corp.(a)	100	2,152
Ameren Corp.(b)	500	25,150
American Electric Power Co., Inc.	900	43,875
CenterPoint Energy, Inc.	800	14,352
Consolidated Edison, Inc.(b)	900	45,954
Constellation Energy Group, Inc.	500	43,475
Dominion Resources, Inc.	700	62,139
DTE Energy Co.	4,800	229,920
Duke Energy Corp.(b)	4,224	85,705
Edison International	4,000	196,520
Entergy Corp.	500	52,460
Exelon Corp.	800	54,968
FirstEnergy Corp.	900	59,616
FPL Group, Inc.	1,000	61,170
NiSource, Inc.	800	19,552
PG&E Corp.	3,800	183,426
Pinnacle West Capital Corp.(b)	300	14,475
PPL Corp.	900	36,810
Progress Energy, Inc.(b)	600	30,264
Public Service Enterprise Group, Inc.	600	49,824
Southern Co.	1,700	62,305
Teco Energy, Inc.	3,200	55,072
TXU Corp.	1,000	64,100
		1,493,284

4

Electrical Equipment & Electronics — 4.1%
Advanced Micro Devices, Inc.(a) (b)	100	$1,306
Altera Corp.(a)	1,000	19,990
Analog Devices, Inc.	500	17,245
Broadcom Corp. Cl. A(a)	200	6,414
Emerson Electric Co.	2,100	90,489
General Electric Co.	26,600	940,576
Intel Corp.	6,600	126,258
Johnson Controls, Inc.	500	47,310
KLA-Tencor Corp.	400	21,328
LSI Logic Corp.(a) (b)	1,100	11,484
Maxim Integrated Products, Inc.	100	2,940
Micron Technology, Inc.(a)	200	2,416
Molex, Inc.	100	2,820
National Semiconductor Corp.	500	12,070
Novellus Systems, Inc.(a) (b)	8,700	278,574
Nvidia Corp.(a)	5,000	143,900
QLogic Corp.(a)	500	8,500
Rockwell Automation, Inc.	100	5,987
Texas Instruments, Inc.	3,500	105,350
Xilinx, Inc.	800	20,584
		1,865,541
Energy — 9.9%
Anadarko Petroleum Corp.(b)	900	38,682
Ashland, Inc.	3,000	196,800
BJ Services Co.	100	2,790
Chesapeake Energy Corp.(b)	600	18,528
Chevron Corp.	6,521	482,293
ConocoPhillips Co.	4,232	289,257
Devon Energy Corp.	100	6,922
El Paso Corp.	200	2,894
ENSCO International, Inc.(b)	900	48,960
EOG Resources, Inc.	100	7,134
Exxon Mobil Corp.	25,200	1,901,340
Halliburton Co.	1,100	34,914
KeySpan Corp.	900	37,035
Kinder Morgan, Inc.	1,000	106,450
Marathon Oil Corp.	2,100	207,543
Nabors Industries Ltd.(a) (b)	100	2,967
National Oilwell Varco, Inc.(a) (b)	4,200	326,718
Nicor, Inc.(b)	4,900	237,258
Occidental Petroleum Corp.	2,300	113,413
Sempra Energy	1,400	85,414
Spectra Energy Corp.	1,812	47,601
Sunoco, Inc.	100	7,044
Transocean, Inc.(a)	100	8,170
Valero Energy Corp.	1,500	96,735
Weatherford International Ltd.(a)	100	4,510
The Williams Cos., Inc.	100	2,846

5

Xcel Energy, Inc.(b)	7,400	$182,706
XTO Energy, Inc.	100	5,481
		4,502,405
Entertainment & Leisure — 1.5%
News Corp., Inc. Cl. A	6,000	138,720
The Walt Disney Co.	16,000	550,880
		689,600
Financial Services — 7.7%
American Express Co.	3,000	169,200
Ameriprise Financial, Inc.	560	31,998
Apartment Investment & Management Co. Cl. A(b)	200	11,538
Archstone-Smith Trust REIT	600	32,568
AvalonBay Communities, Inc.(b)	100	13,000
The Bear Stearns Cos., Inc.	1,300	195,455
The Charles Schwab Corp.	200	3,658
Chicago Mercantile Exchange Holdings, Inc.(b)	100	53,246
CIT Group, Inc.	3,300	174,636
Citigroup, Inc.	16,900	867,646
Countrywide Financial Corp.(b)	1,998	67,213
E*TRADE Financial Corp.(a)	1,000	21,220
Franklin Resources, Inc.	300	36,249
The Goldman Sachs Group, Inc.	2,800	578,564
Huntington Bancshares, Inc.	3,100	67,735
Janus Capital Group, Inc.	200	4,182
Legg Mason, Inc.(b)	100	9,421
Lehman Brothers Holdings, Inc.	4,200	294,294
Merrill Lynch & Co., Inc.	5,000	408,350
Morgan Stanley	5,100	401,676
PNC Financial Services Group, Inc.	700	50,379
T. Rowe Price Group, Inc.	500	23,595
		3,515,823
Food Retailers — 0.0%
SuperValu, Inc.	500	19,535
Foods — 1.4%
Campbell Soup Co.	4,300	167,485
ConAgra Foods, Inc.	1,400	34,874
Dean Foods Co.(a)	400	18,696
General Mills, Inc.	900	52,398
Heinz (H. J.) Co.	1,200	56,544
Kellogg Co.	300	15,429
The Kroger Co.	2,000	56,500
McCormick & Co., Inc.	400	15,408
Safeway, Inc.	1,300	47,632
Sara Lee Corp.	10,900	184,428
		649,394
Forest Products & Paper — 0.0%
Weyerhaeuser Co.	100	7,474

6

Healthcare — 0.9%
Coventry Health Care, Inc.(a)	350	$19,618
Express Scripts, Inc.(a)	400	32,288
Humana, Inc.(a)	400	23,208
Laboratory Corp. of America Holdings(a) (b)	2,100	152,523
Manor Care, Inc.(b)	200	10,872
UnitedHealth Group, Inc.(b)	3,100	164,207
		402,716
Home Construction, Furnishings & Appliances — 0.0%
Centex Corp.(b)	200	8,356
Leggett & Platt, Inc.	400	9,068
Lennar Corp. Cl. A	100	4,221
		21,645
Household Products — 1.1%
The Black & Decker Corp.	200	16,324
The Clorox Co.	700	44,583
Newell Rubbermaid, Inc.	500	15,545
The Sherwin-Williams Co.	3,800	250,952
Snap-on, Inc.	200	9,620
The Stanley Works(b)	2,700	149,472
		486,496
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	100	7,724
Industrial - Diversified — 1.0%
Cooper Industries Ltd. Cl. A	600	26,994
Corning, Inc.(a)	1,300	29,562
Danaher Corp.	700	50,015
Eaton Corp.	500	41,780
Illinois Tool Works, Inc.	1,000	51,600
ITT Corp.	1,800	108,576
Tyco International Ltd.	5,200	164,060
		472,587
Information Retrieval Services — 0.3%
Google, Inc. Cl. A(a)	200	91,632
Juniper Networks, Inc.(a)	900	17,712
Yahoo!, Inc.(a)	500	15,645
		124,989
Insurance — 7.2%
ACE Ltd.	2,400	136,944
Aetna, Inc.	5,100	223,329
AFLAC, Inc.	1,100	51,766
Allstate Corp.	2,100	126,126
Ambac Financial Group, Inc.	300	25,917
American International Group, Inc.	10,300	692,366
Aon Corp.	500	18,980
Chubb Corp.	2,200	113,674
Cigna Corp.	1,600	228,256

7

Cincinnati Financial Corp.	520	$22,048
Genworth Financial, Inc. Cl. A	5,400	188,676
The Hartford Financial Services Group, Inc.	1,200	114,696
Lincoln National Corp.	1,069	72,468
Loews Corp.	1,200	54,516
Marsh & McLennan Cos., Inc.	1,400	41,006
MBIA, Inc.	400	26,196
Metlife, Inc.	5,400	341,010
MGIC Investment Corp.	300	17,676
Principal Financial Group, Inc.	700	41,909
Progressive Corp.	2,000	43,640
Prudential Financial, Inc.	1,300	117,338
Safeco Corp.	3,600	239,148
Torchmark Corp.	300	19,677
St. Paul Travelers Companies	2,630	136,155
Unum Group(b)	900	20,727
WellPoint, Inc.(a)	1,600	129,760
XL Capital Ltd. Cl. A	500	34,980
		3,278,984
Lodging — 0.5%
Hilton Hotels Corp.	100	3,596
Host Hotels & Resorts, Inc. REIT	1,300	34,203
Starwood Hotels & Resorts Worldwide, Inc.	400	25,940
Wyndham Worldwide Corp.(a)	4,640	158,456
		222,195
Machinery & Components — 0.9%
Baker Hughes, Inc.	100	6,613
Caterpillar, Inc.	200	13,406
Cummins, Inc.	800	115,776
Deere & Co.	100	10,864
Dover Corp.	600	29,286
Ingersoll-Rand Co. Ltd. Cl. A	800	34,696
Pall Corp.	400	15,200
Parker Hannifin Corp.	2,300	198,513
		424,354
Manufacturing — 0.4%
American Standard Cos., Inc.	400	21,208
Applied Materials, Inc.	5,300	97,096
Avery Dennison Corp.	300	19,278
Millipore Corp.(a)	500	36,235
Terex Corp.(a)	200	14,352
		188,169
Medical Supplies — 0.9%
Agilent Technologies, Inc.(a)	1,000	33,690
Applera Corp. - Applied Biosystems Group	700	20,699
Bausch & Lomb, Inc.	200	10,232
Baxter International, Inc.	5,400	284,418
Boston Scientific Corp.(a)	200	2,908

8

Waters Corp.(a)	400	$23,200
Zimmer Holdings, Inc.(a)	500	42,705
		417,852
Metals & Mining — 1.0%
Alcoa, Inc.	200	6,780
Allegheny Technologies, Inc.(b)	100	10,669
Freeport-McMoran Copper & Gold, Inc.(b)	169	11,186
Nucor Corp.	4,400	286,572
United States Steel Corp.	1,500	148,755
		463,962
Pharmaceuticals — 7.9%
Abbott Laboratories	2,700	150,660
AmerisourceBergen Corp.	2,800	147,700
Biogen Idec, Inc.(a)	1,100	48,818
Bristol-Myers Squibb Co.	6,700	185,992
Celgene Corp.(a) (b)	100	5,246
Eli Lilly & Co.	6,900	370,599
Forest Laboratories, Inc.(a)	5,100	262,344
Johnson & Johnson	6,900	415,794
King Pharmaceuticals, Inc.(a)	800	15,736
McKesson Corp.	4,300	251,722
Medco Health Solutions, Inc.(a)	1,100	79,783
Merck & Co., Inc.	16,200	715,554
Pfizer, Inc.	29,500	745,170
Schering-Plough Corp.	4,900	124,999
Sigma-Aldrich Corp.	500	20,760
Watson Pharmaceutical, Inc.(a)	2,700	71,361
		3,612,238
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.(b)	800	18,048
Prepackaged Software — 3.8%
Adobe Systems, Inc.(a)	800	33,360
BMC Software, Inc.(a)	8,200	252,478
CA, Inc.	1,106	28,656
Citrix Systems, Inc.(a)	300	9,609
Compuware Corp.(a)	900	8,541
Electronic Arts, Inc.(a)	100	5,036
Intuit, Inc.(a)	900	24,624
Microsoft Corp.	31,300	872,331
Oracle Corp.(a)	25,731	466,503
Symantec Corp.(a)	2,300	39,790
		1,740,928
Real Estate — 0.3%
Boston Properties, Inc.(b)	200	23,480
ProLogis	300	19,479
Realogy Corp.(a)	550	16,286
Simon Property Group, Inc. REIT	300	33,375
Vornado Realty Trust	200	23,868
		116,488

9

Restaurants — 0.5%
Darden Restaurants, Inc.	400	$16,476
McDonald’s Corp.	3,300	148,665
Wendy’s International, Inc.	200	6,260
Yum! Brands, Inc.	1,000	57,760
		229,161
Retail — 4.1%
Amazon.com, Inc.(a) (b)	100	3,979
AutoZone, Inc.(a)	2,000	256,280
Best Buy Co., Inc.	750	36,540
Big Lots, Inc.(a) (b)	8,600	269,008
Circuit City Stores, Inc.	100	1,853
Costco Wholesale Corp.	600	32,304
CVS/Caremark Corp.(b)	337	11,505
Family Dollar Stores, Inc.	500	14,810
Federated Department Stores, Inc.	2,086	93,974
J.C. Penney Co., Inc.	700	57,512
Kohl’s Corp.(a)	3,700	283,457
Office Depot, Inc.(a)	800	28,112
OfficeMax, Inc.	300	15,822
RadioShack Corp.	10,900	294,627
Sears Holdings Corp.(a) (b)	300	54,048
Staples, Inc.	100	2,584
Target Corp.	1,300	77,038
The TJX Cos., Inc.	1,800	48,528
Walgreen Co.	2,800	128,492
Wal-Mart Stores, Inc.	3,800	178,410
		1,888,883
Telephone Utilities — 3.9%
Alltel Corp.	2,300	142,600
AT&T, Inc.	18,775	740,298
CenturyTel, Inc.	2,900	131,051
Embarq Corp.	4,274	240,840
Qwest Communications International, Inc.(a) (b)	5,300	47,647
Sprint Nextel Corp.	7,200	136,512
Verizon Communications, Inc.	4,000	151,680
Windstream Corp.	12,700	186,563
		1,777,191
Tobacco — 1.6%
Altria Group, Inc.	6,100	535,641
Reynolds American, Inc.(b)	500	31,205
UST, Inc.	3,200	185,536
		752,382
Toys, Games — 0.7%
Hasbro, Inc.	3,800	108,756
Mattel, Inc.	8,200	226,074
		334,830
Transportation — 1.1%
Burlington Northern Santa Fe Corp.	1,200	96,516
C.H. Robinson Worldwide, Inc.	800	34,048

10

CSX Corp.	1,400	$56,070
FedEx Corp.	900	96,687
Norfolk Southern Corp.	1,300	65,780
Union Pacific Corp.	1,400	142,170
		491,271
Travel — 0.1%
Sabre Holdings Corp. Cl. A	1,200	39,300
TOTAL EQUITIES (Cost $43,351,549)		45,575,613

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 6.6%
Cash Equivalents — 6.5%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$76,346	$76,346
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	20,363	20,363
American Beacon Money Market Fund(c)		85,583	85,583
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	50,897	50,897
Bank of America 5.270%	05/07/2007	50,897	50,897
Bank of America 5.270%	05/08/2007	50,897	50,897
Bank of America 5.310%	05/17/2007	15,269	15,269
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	40,718	40,718
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	30,538	30,538
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	20,359	20,359
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	20,359	20,359
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	10,179	10,179
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	50,897	50,897
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	10,179	10,179
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	10,179	10,179
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	20,359	20,359
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	25,449	25,449
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	45,808	45,808

11

Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	$15,269	$15,269
BGI Institutional Money Market Fund(c)		101,795	101,795
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	76,346	76,346
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	35,628	35,628
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	25,449	25,449
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	93,651	93,651
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	25,449	25,449
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	50,897	50,897
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	50,897	50,897
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	25,449	25,449
Dreyfus Cash Management Plus Money Market Fund(c)		28,503	28,503
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	76,346	76,346
Federal Home Loan Bank 5.181%	04/13/2007	15,269	15,269
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	30,538	30,538
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	61,077	61,077
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	30,538	30,538
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	50,897	50,897
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	50,897	50,897
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		10,377	10,377
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	40,718	40,718
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	61,077	61,077
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	50,897	50,897
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	50,897	50,897
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	50,897	50,897

12

Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	$45,808	$45,808
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	10,179	10,179
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	149,485	149,485
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	40,718	40,718
Reserve Primary Money Market Fund(c)		45,808	45,808
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	96,609	96,609
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	15,269	15,269
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	20,359	20,359
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	40,718	40,718
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	61,077	61,077
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	35,628	35,628
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	35,628	35,628
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	10,179	10,179
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	76,346	76,346
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	30,538	30,538
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	25,449	25,449
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	20,359	20,359
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	91,911	91,911
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	66,167	66,167
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	58,023	58,023
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	61,077	61,077
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	61,077	61,077
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	50,897	50,897
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	50,897	50,897
			2,945,240

13

Repurchase Agreement — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$47,891	$47,891
TOTAL SHORT-TERM INVESTMENTS (Cost $2,993,131)		2,993,131
TOTAL INVESTMENTS — 106.4% (Cost $46,344,680)(f)		$48,568,744
Other Assets/(Liabilities) — (6.4%)		(2,900,823)
NET ASSETS — 100.0%		$45,667,921

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	denotes all or a portion of security on loan. (Note 2).
(c)	amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	Maturity value of $47,905. Collateralized by a U.S. Government Agency Obligation with a rate of 5.62%, maturity date of 8/25/2034, and aggregate market value, including accrued interest, of $50,285.
(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Advertising — 0.2%
Catalina Marketing Corp.	497	$15,695
Valueclick, Inc.(a)	4,800	125,424
		141,119
Aerospace & Defense — 0.7%
Aerovironment, Inc.(a)	1,100	25,146
Alliant Techsystems, Inc.(a) (b)	900	79,128
Armor Holdings, Inc.(a) (b)	1,744	117,424
K&F Industries Holdings, Inc.(a)	2,700	72,711
Kaman Corp.	912	21,259
Orbital Sciences Corp.(a) (b)	12,929	242,289
Sequa Corp. Cl. A(a)	700	83,839
Teledyne Technologies, Inc.(a)	402	15,051
		656,847
Agribusiness — 0.2%
Delta & Pine Land Co.	4,324	178,149
Air Transportation — 0.9%
ABX Air, Inc.(a)	2,800	19,180
Air Methods Corp.(a)	277	6,654
Alaska Air Group, Inc.(a)	2,000	76,200
AMR Corp.(a)	5,460	166,257
Atlas Air Worldwide Holdings, Inc.(a)	1,200	63,276
Continental Airlines, Inc. Cl. B(a)	3,580	130,276
ExpressJet Holdings, Inc.(a)	4,288	25,042
Frontier Airlines Holdings, Inc.(a) (b)	200	1,202
Pinnacle Airlines Corp.(a) (b)	1,300	22,477
Republic Airways Holdings, Inc.(a)	1,100	25,256
SkyWest, Inc.	6,500	174,395
UAL Corp.(a)	1,300	49,621
US Airways Group, Inc.(a)	1,200	54,576
		814,412
Apparel, Textiles & Shoes — 4.6%
Aeropostale, Inc.(a)	9,500	382,185
American Eagle Outfitters, Inc.(b)	4,257	127,667
bebe stores, Inc.	1,600	27,808
Brown Shoe Co., Inc.	6,798	285,516
The Buckle, Inc.	5,675	202,597
Cache, Inc.(a)	112	1,988
Casual Male Retail Group, Inc.(a)	4,092	48,408
Cato Corp. Cl. A	2,444	57,165

Charlotte Russe Holding, Inc.(a)	1,266	$36,549
Charming Shoppes, Inc.(a)	11,208	145,144
Christopher & Banks Corp.	1,100	21,417
Columbia Sportswear Co.	1,000	62,310
Deckers Outdoor Corp.(a)	1,000	71,020
Dress Barn, Inc.(a)	10,454	217,548
DSW, Inc. Cl. A(a) (b)	5,800	244,818
The Gymboree Corp.(a)	7,693	308,259
Hanesbrands, Inc.(a)	2,700	79,353
Interface, Inc. Cl. A	8,879	141,975
Kellwood Co.(b)	6,721	197,127
K-Swiss, Inc. Cl. A	200	5,404
Liz Claiborne, Inc.	1,875	80,344
Maidenform Brands, Inc.(a)	1,800	41,526
Oxford Industries, Inc.	300	14,832
Payless ShoeSource, Inc.(a)	7,748	257,234
Perry Ellis International, Inc.(a)	1,300	41,587
Phillips-Van Heusen Corp.	1,922	113,014
Polo Ralph Lauren Corp.	1,000	88,150
Ross Stores, Inc.(b)	3,800	130,720
Shoe Carnival, Inc.(a)	1,668	55,544
Skechers U.S.A., Inc. Cl. A(a) (b)	4,875	163,654
Steven Madden Ltd.	3,985	116,362
Syms Corp.(a)	500	9,325
United Retail Group, Inc.(a)	100	1,202
Wet Seal, Inc. Cl. A(a)	5,856	38,357
Wolverine World Wide, Inc.	10,102	288,614
		4,104,723
Automotive & Parts — 2.1%
Accuride Corp.(a)	1,200	17,520
Aftermarket Technology Corp.(a)	1,339	32,511
American Axle & Manufacturing Holdings, Inc.	2,300	62,905
ArvinMeritor, Inc.	13,818	252,178
Asbury Automotive Group, Inc.	5,447	153,878
Autoliv, Inc.	700	39,977
AutoNation, Inc.(a)	634	13,466
Commercial Vehicle Group, Inc.(a)	300	6,180
Federal Signal Corp.	1,700	26,384
Fuel Systems Solutions, Inc.(a)	539	9,982
The Goodyear Tire & Rubber Co.(a)	4,400	137,236
Group 1 Automotive, Inc.	1,957	77,830
Lear Corp.(a)	3,903	142,499
Midas, Inc.(a)	1,000	21,570
Miller Industries, Inc.(a)	477	10,403
Modine Manufacturing Co.	3,511	80,402
Monaco Coach Corp.	1,400	22,302
Myers Industries, Inc.	2,297	42,908
Navistar International Corp.(a)	1,900	86,925
The PEP Boys - Manny, Moe & Jack	700	13,363

Rush Enterprises, Inc. Cl. A(a)	572	$10,988
Sonic Automotive, Inc.	5,300	151,050
Standard Motor Products, Inc.	1,000	17,070
Tenneco, Inc.(a)	10,229	260,430
Wabash National Corp.	1,700	26,214
Winnebago Industries, Inc.(b)	3,800	127,794
		1,843,965
Banking, Savings & Loans — 2.5%
Advanta Corp. Cl. B	4,661	204,338
Amcore Financial, Inc.	100	3,175
Asta Funding, Inc.(b)	1,290	55,702
Astoria Financial Corp.	1,900	50,521
BancorpSouth, Inc.	688	16,822
Bank Mutual Corp.	395	4,491
Bankunited Financial Corp. Cl. A(b)	1,000	21,210
Central Pacific Financial Corp.	800	29,256
Citizens Banking Corp.	300	6,648
Citizens First Bancorp, Inc.	100	2,278
City Bank, Lynnwood, WA	200	6,422
City Holding Co.	843	34,099
Columbia Banking Systems, Inc.	610	20,575
Comerica, Inc.(b)	2,000	118,240
Community Bank System, Inc.	100	2,092
Corus Bankshares, Inc.(b)	7,970	135,968
Credit Acceptance Corp.(a)	266	7,233
Downey Financial Corp.(b)	1,100	70,994
F.N.B. Corp.(b)	1,100	18,535
Federal Agricultural Mortgage Corp. Cl. C	623	16,946
Financial Institutions, Inc.	100	2,007
First Citizens BancShares, Inc. Cl. A	200	40,200
First Financial Holdings, Inc.	300	10,380
The First Marblehead Corp.(b)	2,250	101,002
First Niagara Financial Group, Inc.(b)	10,808	150,339
FirstFed Financial Corp.(a) (b)	3,325	188,960
FirstMerit Corp.	200	4,222
Flagstar Bancorp, Inc.	800	9,560
Franklin Bank Corp.(a)	300	5,361
Frontier Financial Corp.(b)	1,300	32,435
Greater Bay Bancorp	3,783	101,725
Greene County Bancshares, Inc.	100	3,391
Hancock Holding Co.	1,185	52,116
Hanmi Financial Corp.	2,700	51,462
Independent Bank Corp.	207	4,217
Intervest Bancshares Corp.(a)	700	20,090
ITLA Capital Corp.	100	5,202
KNBT Bancorp, Inc.	100	1,474
MAF Bancorp, Inc.	2,400	99,216
MCG Capital Corp.(b)	1,100	20,636
National Penn Bancshares, Inc.	118	2,230

Oriental Financial Group, Inc.(b)	100	$1,178
PFF Bancorp, Inc.	2,025	61,418
Porter Bancorp, Inc.	400	9,048
Preferred Bank/Los Angeles, CA	600	23,526
Provident Bankshares Corp.	907	29,804
Provident Financial Services, Inc.	2,711	47,307
Republic Bancorp, Inc. Cl. A	315	7,122
Southwest Bancorp, Inc.	300	7,707
Sterling Bancshares, Inc.	300	3,354
Sterling Financial Corp.	1,274	39,736
Taylor Capital Group, Inc.	100	3,500
TierOne Corp.	878	23,741
UMB Financial Corp.	400	15,104
Umpqua Holdings Corp.	400	10,708
United Community Banks, Inc.	500	16,395
Vineyard National Bancorp Co.	100	2,304
Washington Federal, Inc.	900	21,114
Webster Financial Corp.	500	24,005
West Coast Bancorp	200	6,394
Westfield Financial Inc.	700	7,504
World Acceptance Corp.(a)	3,700	147,815
WSFS Financial Corp.	400	25,792
		2,266,346
Beverages — 0.3%
Boston Beer Co., Inc. Cl. A(a)	800	26,680
Cott Corp.(a)	100	1,338
Jones Soda Co.(a)	100	2,022
MGP Ingredients, Inc.(b)	1,200	24,444
Molson Coors Brewing Co. Cl. B	1,400	132,468
National Beverage Corp.(a)	1,495	26,222
The Pepsi Bottling Group, Inc.	2,800	89,292
		302,466
Broadcasting, Publishing & Printing — 1.5%
American Greetings Corp. Cl. A(b)	6,812	158,107
Citadel Broadcasting Corp.(b)	4,300	40,893
Cox Radio, Inc. Cl. A(a)	10,144	138,466
CSS Industries, Inc.	300	11,244
Cumulus Media, Inc. Cl. A(a) (b)	3,102	29,097
Entercom Communications Corp.	800	22,544
Gemstar-TV Guide International, Inc.(a)	3,100	12,989
Idearc, Inc.	3,700	129,870
Journal Communications, Inc. Cl. A	600	7,866
Journal Register Co.	1,400	8,344
Knology, Inc.(a)	1,101	17,429
Lee Enterprises, Inc.	5,000	150,250
Lin TV Corp. Cl. A(a)	2,600	41,340
LodgeNet Entertainment Corp.(a) (b)	1,600	49,152
Mediacom Communications Corp.(a)	6,600	53,724

Meredith Corp.	1,000	$57,390
Radio One, Inc. Cl. D(a)	1,100	7,106
RH Donnelley Corp.	400	28,356
Scholastic Corp.(a)	3,700	115,070
Sinclair Broadcast Group, Inc. Cl. A	11,816	182,557
Tribune Co.(b)	2,000	64,220
Westwood One, Inc.	1,300	8,931
		1,334,945
Building Materials & Construction — 1.2%
Asiainfo Holdings, Inc.(a)	2,200	15,114
Builders FirstSource, Inc.(a)	2,200	35,354
Chemed Corp.	5,400	264,384
Comfort Systems USA, Inc.	2,724	32,634
Digi International, Inc.(a)	1,204	15,291
Eagle Materials, Inc.	377	16,826
Emcor Group, Inc.(a)	5,797	341,907
Granite Construction, Inc.	1,762	97,368
Integrated Electrical Services, Inc.(a)	400	9,892
Interline Brands, Inc.(a)	966	21,175
Kinetic Concepts, Inc.(a)	2,000	101,280
Lennox International, Inc.	2,100	74,970
US Concrete, Inc.(a)	771	6,029
		1,032,224
Chemicals — 4.5%
AEP Industries, Inc.(a)	700	30,100
Albemarle Corp.	2,800	115,752
Arch Chemicals, Inc.	1,374	42,896
Cabot Corp.	2,300	109,779
Celanese Corp. Cl. A	2,000	61,680
CF Industries Holdings, Inc.(b)	6,400	246,720
Compass Minerals International, Inc.(b)	4,301	143,653
FMC Corp.	318	23,987
W.R. Grace & Co.(a) (b)	14,413	380,791
H.B. Fuller Co.	7,500	204,525
Hercules, Inc.(a)	14,000	273,560
Innophos Holdings, Inc.	2,000	34,580
Innospec, Inc.	500	28,820
International Flavors & Fragrances, Inc.(b)	1,700	80,274
Koppers Holdings, Inc.	1,000	25,660
Landec Corp.(a)	1,000	14,180
The Lubrizol Corp.	2,200	113,366
Lyondell Chemical Co.	4,700	140,859
MacDermid, Inc.	446	15,552
Nalco Holding Co.	3,300	78,870
NewMarket Corp.	4,135	168,170
OM Group, Inc.(a)	4,546	203,115
Omnova Solutions, Inc.(a)	600	3,276
Pioneer Cos., Inc.(a)	1,527	42,206

PolyOne Corp.(a)	14,648	$89,353
PW Eagle, Inc.(b)	1,591	52,567
Rockwood Holdings, Inc.(a)	3,300	91,344
Schulman (A.), Inc.	740	17,434
Spartech Corp.	8,492	249,155
SurModics, Inc.(a) (b)	200	7,200
Terra Industries, Inc.(a) (b)	5,300	92,750
TETRA Technologies, Inc.(a)	10,518	200,473
Tronox, Inc. Cl. A(b)	3,615	52,056
UAP Holding Corp.(b)	6,406	165,595
Usec, Inc.(a)	21,072	342,420
The Valspar Corp.	2,100	58,443
		4,001,161
Commercial Services — 9.6%
ABM Industries, Inc.	5,500	145,145
ACCO Brands Corp.(a)	2,600	62,634
Administaff, Inc.(b)	6,249	219,965
AerCap Holdings NV(a)	1,600	46,576
Ambassadors Group, Inc.	1,188	39,489
American Reprographics Co.(a)	300	9,237
Arbitron, Inc.	2,700	126,765
Asset Acceptance Capital Corp.(a)	200	3,094
Avis Budget Group, Inc.(a)	3,800	103,816
Bowne & Co., Inc.	900	14,157
Bright Horizons Family Solutions, Inc.(a)	300	11,325
CBIZ, Inc.(a)	3,206	22,763
CDI Corp.	500	14,460
Celera Genomics Group — Applera Corp.(a)	2,100	29,820
Central Parking Corp.	1,477	32,760
Cenveo, Inc.(a)	8,320	202,176
Clayton Holdings, Inc.(a)	200	3,068
Clean Harbors, Inc.(a) (b)	1,673	75,653
Coinstar, Inc.(a)	5,000	156,500
Computer Programs & Systems, Inc.	200	5,364
COMSYS IT Partners, Inc.(a)	2,900	57,710
Consolidated Graphics, Inc.(a)	2,800	207,340
Convergys Corp.(a)	4,513	114,675
Corinthian Colleges, Inc.(a)	5,573	76,629
Cornell Cos., Inc.(a)	500	10,110
Corrections Corp. of America(a)	652	34,432
CPI Corp.	500	26,255
CRA International, Inc.(a) (b)	600	31,308
Ctrip.com International Ltd. ADR (China)	700	46,889
DeVry, Inc.	10,400	305,240
Diamond Management & Technology Consultants, Inc.	2,600	30,394
Dollar Thrifty Automotive Group, Inc.(a)	3,389	172,975
Donnelley (R.R.) & Sons Co.	3,800	139,042
Dun & Bradstreet Corp.	500	45,600
Dycom Industries, Inc.(a)	3,300	85,998

Ennis, Inc.	2,211	$59,166
Exponent, Inc.(a)	1,800	35,910
First Consulting Group, Inc.(a)	1,100	10,010
Forrester Research, Inc.(a)	1,656	46,964
FTD Group, Inc.	2,191	36,217
GenTek, Inc.(a)	600	20,436
Harris Interactive, Inc.(a)	4,500	27,135
Healthcare Services Group, Inc.	1,404	40,225
Heidrick & Struggles International, Inc.(a)	1,857	89,972
ICT Group, Inc.(a)	600	10,500
Ikon Office Solutions, Inc.	19,009	273,159
Incyte Corp.(a)	700	4,613
Infrasource Services, Inc.(a)	9,190	280,571
inVentiv Health, Inc.(a)	1,600	61,264
INVESTools, Inc.(a)	3,571	49,637
ITT Educational Services, Inc.(a)	1,288	104,959
Jackson Hewitt Tax Service, Inc.	6,176	198,744
John H. Harland Co.	5,800	297,134
Kelly Services, Inc. Cl. A	1,100	35,420
Kforce, Inc.(a)	1,162	16,001
Korn/Ferry International(a)	11,889	272,734
Labor Ready, Inc.(a)	12,820	243,452
Landauer, Inc.	100	5,048
Luminex Corp.(a)	236	3,238
Macquarie Infrastructure Co. Trust(b)	600	23,580
Magellan Health Services, Inc.(a)	2,163	90,846
Manpower, Inc.	1,862	137,360
Metal Management, Inc.	5,597	258,581
MPS Group, Inc.(a)	19,146	270,916
Omnicell, Inc.(a)	2,500	52,300
On Assignment, Inc.(a)	2,537	31,484
PeopleSupport, Inc.(a)	600	6,870
PerkinElmer, Inc.	2,700	65,394
PharmaNet Development Group, Inc.(a)	1,700	44,200
Phase Forward, Inc.(a)	1,985	26,063
PHH Corp.(a)	5,544	169,425
Pre-Paid Legal Services, Inc.(a) (b)	900	45,099
Quanta Services, Inc.(a)	2,536	63,958
Regeneron Pharmaceuticals, Inc.(a)	1,000	21,620
Regis Corp.(b)	4,776	192,807
Rent-A-Center, Inc.(a)	10,613	296,952
Republic Services, Inc.	4,600	127,972
Resources Connection, Inc.(a)	1,100	35,189
Rollins, Inc.	1,000	23,010
Ryder System, Inc.(b)	653	32,219
SAIC, Inc.(a)	600	10,392
Sally Beauty Co., Inc.(a)	3,100	28,489
Service Corp. International	7,300	86,578
Sotheby’s	1,973	87,759

Spherion Corp.(a)	5,229	$46,120
Steiner Leisure Ltd.(a)	1,761	79,210
Stewart Enterprises, Inc. Cl. A	7,613	61,361
Strayer Education, Inc.	1,449	181,125
Team, Inc.(a) (b)	800	30,520
The Geo Group, Inc.(a)	100	4,532
THE9 Ltd. ADR (Cayman Islands)(a) (b)	1,800	60,732
Unifirst Corp./MA	400	15,348
Universal Compression Holdings, Inc.(a)	1,922	130,081
Vertrue, Inc.(a)	700	33,677
Viad Corp.	5,905	227,933
Volt Information Sciences, Inc.(a) (b)	5,978	156,564
Washington Group International, Inc.(a)	100	6,642
Waste Connections, Inc.(a)	300	8,982
Waste Industries USA, Inc.	600	16,482
Watson Wyatt Worldwide, Inc. Cl. A	6,500	316,225
Wind River Systems, Inc.(a)	5,300	52,682
		8,589,152
Communications — 2.2%
Arris Group, Inc.(a)	23,300	328,064
Aruba Networks, Inc.(a)	900	13,203
Avaya, Inc.(a)	9,700	114,557
BigBand Networks, Inc.(a) (b)	3,300	59,433
Carrier Access Corp.(a)	231	1,180
C-COR, Inc.(a)	3,600	49,896
Citizens Communications Co.	8,564	128,032
Comtech Telecommunications(a) (b)	2,700	104,571
CT Communications, Inc.(b)	1,638	39,476
Cubic Corp.	200	4,328
Ditech Networks, Inc.(a)	2,000	16,240
Harmonic, Inc.(a)	5,000	49,100
InterDigital Communications Corp.(a) (b)	9,400	297,698
Inter-Tel, Inc.	200	4,728
Loral Space & Communications(a)	400	20,352
Polycom, Inc.(a)	7,541	251,342
Premiere Global Services, Inc.(a)	1,800	20,196
SeaChange International, Inc.(a)	100	814
Sonus Networks, Inc.(a)	20,300	163,821
Tekelec(a)	700	10,437
UTStarcom, Inc.(a) (b)	22,200	184,038
Viasat, Inc.(a)	2,389	78,765
		1,940,271
Computer & Other Data Processing Service — 0.1%
Glu Mobile, Inc.(a) (b)	690	6,900
IHS, Inc. Cl. A(a)	1,800	73,998
		80,898

Computer Integrated Systems Design — 2.0%
Ansoft Corp.(a)	2,857	$90,395
Cadence Design Systems, Inc.(a)	6,670	140,470
Computer Sciences Corp.(a)	3,000	156,390
Hypercom Corp.(a)	3,132	18,667
Integral Systems, Inc.	100	2,417
Jack Henry & Associates, Inc.	2,800	67,340
JDA Software Group, Inc.(a)	901	13,542
ManTech International Corp. Cl. A(a)	3,600	120,276
Mentor Graphics Corp.(a)	16,700	272,878
Parametric Technology Corp.(a) (b)	3,800	72,542
Perot Systems Corp. Cl. A(a)	12,000	214,440
Quality Systems, Inc.(b)	1,700	68,000
RadiSys Corp.(a)	1,202	19,641
SafeNet, Inc.(a)	1,200	33,960
SYKES Enterprises, Inc.(a)	4,363	79,581
SYNNEX Corp.(a)	700	14,868
Synopsys, Inc.(a)	5,100	133,773
Teradyne, Inc.(a) (b)	5,200	86,008
Vasco Data Security International, Inc.(a)	1,800	32,166
Websense, Inc.(a)	5,894	135,503
		1,772,857
Computer Maintenance & Repair — 0.1%
Electronics for Imaging, Inc.(a)	4,500	105,525
Computer Programming Services — 0.5%
Ceridian Corp.(a)	1,860	64,802
Ciber, Inc.(a)	3,506	27,592
Covansys Corp.(a)	5,100	125,868
Innovative Solutions & Support, Inc.(a)	200	5,064
RealNetworks, Inc.(a)	4,766	37,413
Sourcefire, Inc.(a) (b)	1,100	19,393
Syntel, Inc.	600	20,790
VeriSign, Inc.(a)	4,400	110,528
		411,450
Computer Related Services — 0.6%
Acxiom Corp.	3,400	72,726
Checkpoint Systems, Inc.(a)	744	17,603
EarthLink, Inc.(a)	23,244	170,843
eCollege.com, Inc.(a)	341	6,121
IAC/InterActiveCorp(a)	100	3,771
Manhattan Associates, Inc.(a)	5,100	139,893
NetFlix, Inc.(a) (b)	3,400	78,846
Sohu.com, Inc.(a)	2,600	55,718
		545,521
Computer Software & Processing — 0.0%
Double-Take Software, Inc.(a)	400	5,404
Synchronoss Technologies, Inc.(a)	1,100	19,140
		24,544

Computers & Information — 1.0%
Cirrus Logic, Inc.(a)	3,822	$29,277
Cognos, Inc.(a)	2,000	78,780
Cray, Inc.(a)	2,500	34,475
Diebold, Inc.(b)	2,100	100,191
Emulex Corp.(a)	5,896	107,838
Extreme Networks, Inc.(a)	6,700	28,341
Global Imaging Systems, Inc.(a)	6,206	121,017
Lexmark International, Inc. Cl. A(a) (b)	2,000	116,920
MICROS Systems, Inc.(a)	2,158	116,510
Paxar Corp.(a)	2,900	83,230
Tech Data Corp.(a)	1,346	48,200
VA Software Corp.(a)	3,559	14,343
		879,122
Containers — 0.4%
Chesapeake Corp.	300	4,530
Crown Holdings, Inc.(a)	3,800	92,948
Pactiv Corp.(a)	4,099	138,300
Sealed Air Corp.	1,200	37,920
Silgan Holdings, Inc.(b)	2,255	115,253
		388,951
Cosmetics & Personal Care — 0.6%
Alberto-Culver Co.	4,100	93,808
Chattem, Inc.(a) (b)	4,200	247,548
Elizabeth Arden, Inc.(a)	1,000	21,820
The Estee Lauder Cos., Inc. Cl. A	2,000	97,700
Physicians Formula Holdings, Inc.(a)	1,500	28,320
Stepan Co.	500	13,125
		502,321
Data Processing & Preparation — 1.5%
The BISYS Group, Inc.(a)	18,268	209,351
CSG Systems International, Inc.(a)	10,496	262,610
Deluxe Corp.	9,100	305,123
FactSet Research Systems, Inc.	300	18,855
Fiserv, Inc.(a)	3,200	169,792
IMS Health, Inc.	3,300	97,878
Internap Network Services Corp.(a)	200	3,150
Kronos, Inc.(a)	2,600	139,100
S1 Corp.(a)	2,400	14,400
Total System Services, Inc.(b)	2,700	85,995
The TriZetto Group, Inc.(a)	800	16,008
		1,322,262
Education — 0.0%
Career Education Corp.(a)	1,100	33,550
Electric Utilities — 1.9%
Allete, Inc.	700	32,634
Alliant Energy Corp.	300	13,446
Avista Corp.	10,100	244,723

Black Hills Corp.(b)	1,400	$51,478
Can Hydro Developers Inc. CAD(a)	7,100	38,798
CenterPoint Energy, Inc.	7,454	133,725
Central Vermont Public Service Corp.	200	5,764
CH Energy Group, Inc.	1,046	50,930
Cleco Corp.	2,600	67,158
El Paso Electric Co.(a)	3,800	100,130
Energy East Corp.	2,100	51,156
Idacorp, Inc.	5,056	171,095
Integrys Energy Group, Inc.	16	888
Mirant Corp.(a)	600	24,276
NiSource, Inc.	3,500	85,540
NRG Energy, Inc.(a) (b)	1,600	115,264
OGE Energy Corp.	700	27,160
Otter Tail Corp.	900	30,816
Pike Electric Corp.(a)	1,600	28,928
PNM Resources, Inc.(b)	2,300	74,290
Portland General Electric Co.(b)	100	2,920
UIL Holdings Corp.	2,025	70,267
Unisource Energy Corp.	6,200	232,810
Westar Energy, Inc.	2,000	55,040
		1,709,236
Electrical Equipment & Electronics — 6.3%
Actel Corp.(a)	1,900	31,388
Acuity Brands, Inc.	5,098	277,535
Advanced Energy Industries, Inc.(a)	8,896	187,172
Aeroflex, Inc.(a)	1,900	24,985
Agere Systems, Inc.(a)	7,460	168,745
Agilysys, Inc.	2,100	47,187
AMIS Holdings, Inc.(a)	7,300	79,935
Amkor Technology, Inc.(a) (b)	26,725	333,528
Analogic Corp.	300	18,864
Anaren, Inc.(a)	1,429	25,165
Applied Micro Circuits Corp.(a)	13,900	50,735
Atheros Communications, Inc.(a)	1,800	43,074
Atmel Corp.(a)	5,105	25,678
ATMI, Inc.(a) (b)	6,200	189,534
Avnet, Inc.(a) (b)	3,400	122,876
AVX Corp.	2,582	39,246
Baldor Electric Co.	1,247	47,062
Bel Fuse, Inc. Cl. A	800	30,224
Belden CDT, Inc.(b)	5,853	313,662
Ceradyne, Inc.(a) (b)	1,200	65,688
Cognex Corp.	2,400	52,008
Cohu, Inc.	600	11,280
Credence Systems Corp.(a)	2,900	9,599
CTS Corp.	3,072	42,455
Cymer, Inc.(a)	6,623	275,186
Dolby Laboratories, Inc. Cl. A(a)	2,500	86,275

EMS Technologies, Inc.(a)	1,586	$30,562
Energizer Holdings, Inc.(a)	1,504	128,336
EnerSys(a)	2,300	39,514
Exar Corp.(a)	1,100	14,564
Fairchild Semiconductor International, Inc.(a)	5,300	88,616
General Cable Corp.(a)	759	40,553
Gentex Corp.	3,500	56,875
Gerber Scientific, Inc.(a)	1,100	11,671
Graftech International Ltd.(a)	11,400	103,512
Greatbatch, Inc.(a)	1,300	33,150
Hittite Microwave Corp.(a)	3,400	136,578
Houston Wire & Cable Co.(a) (b)	1,000	28,020
Imation Corp.	2,902	117,183
Integrated Device Technology, Inc.(a)	3,200	49,344
Intevac, Inc.(a)	2,575	67,903
IPG Photonics Corp.(a)	830	15,936
Itron, Inc.(a)	1,777	115,576
Lamson & Sessions Co. (The)(a)	915	25,428
Littelfuse, Inc.(a) (b)	3,035	123,221
LSI Industries, Inc.	405	6,780
Mattson Technology, Inc.(a)	1,100	10,010
Methode Electronics, Inc.	1,500	22,155
Micrel, Inc.(a)	20,163	222,196
MIPS Technologies, Inc.(a)	700	6,251
MKS Instruments, Inc.(a)	9,340	238,357
Newport Corp.(a)	3,355	54,921
Novellus Systems, Inc.(a)	3,600	115,272
ON Semiconductor Corp.(a)	9,600	85,632
Oplink Communications, Inc.(a)	979	17,593
OpNext, Inc.(a)	1,600	23,664
Park Electrochemical Corp.	1,600	43,392
Plexus Corp.(a)	3,985	68,343
Powell Industries, Inc.(a)	100	3,200
RF Micro Devices, Inc.(a) (b)	300	1,869
Rogers Corp.(a)	1,903	84,398
Silicon Image, Inc.(a)	12,700	103,632
Silicon Storage Technology, Inc.(a)	8,000	39,440
Supertex, Inc.(a) (b)	800	26,568
Technitrol, Inc.	200	5,238
Teleflex, Inc.	900	61,263
Tessera Technologies, Inc.(a) (b)	4,700	186,778
Triquint Semiconductor, Inc.(a)	1,185	5,925
TTM Technologies, Inc.(a)	1,674	15,970
Tyler Technologies, Inc.(a)	3,700	46,990
United Industrial Corp.(b)	462	25,502
Varian Semiconductor Equipment Associates, Inc.(a)	2,200	117,436
Veeco Instruments, Inc.(a)	381	7,429

Vicor Corp.	1,763	$17,665
Vishay Intertechnology, Inc.(a)	3,200	44,736
Zoran Corp.(a)	5,200	88,504
		5,622,737
Energy — 3.3%
Alon USA Energy, Inc.	1,300	47,060
Ashland, Inc.	1,800	118,080
Atmos Energy Corp.	2,100	65,688
Basic Energy Services, Inc.(a)	600	13,980
Birchcliff Energy Ltd. CAD(a)	2,200	8,453
Capitol Energy Resources Ltd. CAD(a)	3,500	21,069
Cascade Natural Gas Corp.	573	15,099
Celtic Exploration Ltd. CAD(a)	900	10,070
Copano Energy LLC	700	47,936
Dawson Geophysical Co.(a)	500	24,765
Delek US Holdings, Inc.	200	3,826
Delphi Energy Corp. CAD(a)	7,500	10,083
DynCorp International, Inc.(a)	1,800	27,162
Ensign Energy Services, Inc. CAD	3,100	52,030
Frontier Oil Corp.	1,200	39,168
Galleon Energy, Inc. Cl. A CAD(a)	2,100	30,801
Global Industries Ltd.(a)	700	12,803
Grey Wolf, Inc.(a)	23,600	158,120
Headwaters, Inc.(a) (b)	2,300	50,255
Holly Corp.	2,020	119,786
Kereco Energy Ltd. CAD(a)	2,264	14,041
The Laclede Group, Inc.	1,167	36,270
Markwest Hydrocarbon, Inc.	200	12,400
Midnight Oil Exploration Ltd. CAD(a)	2,500	3,795
Midnight Oil Exploration Ltd. CAD	6,800	10,322
New Jersey Resources Corp.	3,200	160,160
Nicor, Inc.(b)	1,400	67,788
Noble Energy, Inc.	1,100	65,615
Northwest Natural Gas Co.	1,000	45,670
Oneok, Inc.	2,900	130,500
Paramount Resources Ltd. Cl. A CAD(a) (b)	3,300	57,247
Parker Drilling Co.(a)	14,216	133,488
Pearl Exploration and Production Ltd. CAD(a)	11,932	42,951
Piedmont Natural Gas Co., Inc.	100	2,638
Pogo Producing Co.(b)	1,052	50,601
ProEx Energy Ltd. CAD(a)	1,200	15,769
Prospex Resources Ltd. CAD(a)	7,200	24,668
Real Resources, Inc. CAD(a)	1,000	8,492
Resource America, Inc. Cl. A	400	9,452
Savanna Energy Services Corp. CAD(a)	1,088	18,223
SEACOR Holdings, Inc.(a)	1,000	98,400
Sound Energy Trust CAD	2,350	7,909
South Jersey Industries, Inc.	600	22,830
Southwest Gas Corp.	3,675	142,847

Sunoco, Inc.	2,100	$147,924
Sure Energy, Inc. CAD(a)	950	750
Swift Energy Co.(a)	266	11,111
Tesoro Corp.	1,400	140,602
Tidewater, Inc.(b)	2,058	120,558
Todco(a)	800	32,264
Trican Well Service Ltd. CAD	1,300	25,765
TUSK Energy Corp. CAD(a)	8,800	14,121
UGI Corp.	2,535	67,710
Vaalco Energy, Inc.(a)	2,048	10,609
Western Refining, Inc.	6,194	241,690
Xcel Energy, Inc.	4,400	108,636
		2,980,050
Entertainment & Leisure — 1.0%
Bally Technologies, Inc.(a)	4,200	99,036
Blockbuster, Inc. Cl. A(a) (b)	29,800	191,912
Carmike Cinemas, Inc.	100	2,320
Dover Downs Gaming & Entertainment, Inc.	1,880	24,214
DreamWorks Animation SKG, Inc. Cl. A(a)	1,500	45,870
JAKKS Pacific, Inc.(a) (b)	1,000	23,900
Live Nation, Inc.(a)	8,300	183,098
National CineMedia, Inc.(a)	380	10,146
Nautilus, Inc.(b)	2,400	37,032
Pinnacle Entertainment, Inc.(a)	4,300	125,001
Steinway Musical Instruments, Inc.	700	22,589
Town Sports International Holdings, Inc.(a)	300	6,540
WMS Industries, Inc.(a)	1,100	43,164
World Wrestling Entertainment, Inc.	3,800	61,940
		876,762
Environmental Controls — 0.2%
Input/Output, Inc.(a)	11,300	155,714
Financial Services — 5.4%
Acadia Realty Trust REIT	600	15,642
Agree Realty Corp. REIT	1,200	40,968
Alexandria Real Estate Equities, Inc. REIT	800	80,296
AMB Property Corp.	300	17,637
American Home Mortgage Investment Corp. REIT(b)	400	10,796
AmeriCredit Corp.(a)	4,720	107,899
Apollo Investment Corp.	1,400	29,960
Arbor Realty Trust, Inc. REIT	300	9,132
Ares Capital Corp.(b)	2,100	38,157
Ashford Hospitality Trust	2,200	26,268
Associated Estates Realty Corp. REIT	700	9,863
BioMed Realty Trust, Inc. REIT(b)	1,900	49,970
Brandywine Realty Trust REIT	1,909	63,780
Camden Property Trust REIT	100	7,031
Capital Trust Cl. A REIT(b)	400	18,228
CBL & Associates Properties, Inc. REIT(b)	1,306	58,561

Cedar Shopping Centers Inc. REIT	800	$12,960
Cherokee, Inc.	400	17,224
Chittenden Corp.	1,400	42,266
Cohen & Steers, Inc.(b)	2,800	120,624
Colonial Properties Trust REIT(b)	1,400	63,938
Corporate Office Properties Trust REIT(b)	1,200	54,816
Cousins Properties, Inc.	300	9,858
Cowen Group, Inc.(a)	400	6,656
Crescent Real Estate Equities Co. REIT	1,200	24,072
DCT Industrial Trust, Inc. REITS	3,500	41,405
DiamondRock Hospitality Co. REIT	4,700	89,300
Digital Realty Trust, Inc. REIT	1,900	75,810
Duke Realty Corp. REIT	200	8,694
Eastgroup Properties REIT	900	45,927
Entertainment Properties Trust REIT	900	54,225
Equity Inns, Inc. REIT	3,312	54,251
Equity Lifestyle Properties, Inc. REIT	300	16,203
Equity One, Inc. REIT	2,162	57,293
Extra Space Storage, Inc. REIT(b)	200	3,788
FCStone Group, Inc.(a) (b)	2,100	78,372
Federal Realty Investment Trust REIT	200	18,124
FelCor Lodging Trust, Inc.	1,900	49,343
First Industrial Realty Trust, Inc.(b)	2,502	113,341
First Potomac Realty Trust REIT	100	2,857
Franklin Street Properties Corp. REIT	100	1,918
Friedman, Billings, Ramsey Group, Inc. Cl. A	500	2,760
Glimcher Realty Trust REIT	1,000	27,020
Gramercy Capital Corp. REIT	700	21,476
Greenhill & Co., Inc.(b)	400	24,556
Health Care REIT, Inc.(b)	800	35,120
Healthcare Realty Trust, Inc.	1,200	44,760
Hersha Hospitality Trust REIT	200	2,356
Highland Hospitality Corp. REIT	2,500	44,500
Highwoods Properties, Inc.(b)	2,200	86,878
Home Properties, Inc.	1,700	89,777
Hospitalities Properties Trust	700	32,760
HRPT Properties Trust	1,100	13,530
Inland Real Estate Corp. REIT(b)	3,300	60,522
Innkeepers USA Trust	1,328	21,620
International Securities Exchange Holdings, Inc.	6,000	292,800
Janus Capital Group, Inc.	4,688	98,026
Kilroy Realty Corp.	600	44,250
Kite Realty Group Trust REIT	400	7,980
KKR Financial Corp. REIT	2,100	57,603
Knight Capital Group, Inc. Cl. A(a)	11,268	178,485
Lexington Realty Trust REIT(b)	1,517	32,054
Liberty Property Trust REIT(b)	1,066	51,936
LTC Properties, Inc.	1,100	28,501
Mack-Cali Realty Corp.	900	42,867

Maguire Properties, Inc. REIT(b)	1,500	$53,340
MarketAxess Holdings, Inc.(a)	200	3,348
Medical Properties Trust, Inc. REIT(b)	1,000	14,690
Mid-America Apartment Communities, Inc. REIT	1,200	67,512
National Health Investors, Inc. REIT	100	3,134
National Retail Properties, Inc. REIT(b)	2,758	66,716
Nationwide Health Properties, Inc. REIT(b)	3,700	115,662
Newcastle Investment Corp. REIT	1,900	52,687
Ocwen Financial Corp.(a) (b)	8,400	108,108
Omega Healthcare Investors, Inc. REIT	1,800	30,870
Parkway Properties, Inc. REIT	800	41,800
Pennsylvania REIT	1,200	53,196
Piper Jaffray Cos.(a)	3,969	245,840
Post Properties, Inc. REIT	1,000	45,730
PS Business Parks, Inc. REIT	800	56,416
RAIT Financial Trust	1,000	27,940
Ramco-Gershenson Properties Trust REIT(b)	600	21,426
Realty Income Corp. REIT(b)	3,700	104,340
Redwood Trust, Inc.(b)	200	10,436
Regency Centers Corp.	100	8,355
Saul Centers, Inc. REIT	200	11,380
Senior Housing Properties Trust	3,267	78,081
SL Green Realty Corp.(b)	131	17,971
Sovran Self Storage Inc. REIT(b)	900	49,869
Spirit Finance Corp. REIT(b)	3,300	49,170
Stifel Financial Corp.(a) (b)	332	14,708
Strategic Hotels & Resorts, Inc. REIT	4,119	94,202
Sun Communities, Inc.	100	3,102
Sunstone Hotel Investors, Inc. REIT(b)	2,000	54,520
SWS Group, Inc.	2,179	54,061
Tanger Factory Outlet Centers, Inc. REIT	1,586	64,059
Technology Investment Capital Corp.	100	1,691
UDR, Inc. REIT	800	24,496
U-Store-It Trust REIT	800	16,096
Ventas, Inc.(b)	1,100	46,343
Washington REIT(b)	1,800	67,356
Weingarten Realty Investors REIT	500	23,780
Winston Hotels, Inc. REIT	800	12,024
		4,804,045
Food Retailers — 0.2%
Arden Group, Inc. Cl. A	200	26,700
Ingles Markets, Inc. Cl. A	1,356	55,379
The Pantry, Inc.(a)	1,544	69,820
Reddy Ice Holdings, Inc.	1,400	42,252
		194,151
Foods — 1.4%
Dean Foods Co.(a)	2,939	137,369
Flowers Foods, Inc.	2,921	88,127
Hain Celestial Group, Inc.(a)	100	3,007

Imperial Sugar Co.(b)	1,100	$36,883
J&J Snack Foods Corp.	750	29,617
The J.M. Smucker Co.	300	15,996
Nash Finch Co.(b)	1,200	41,352
Pathmark Stores, Inc.(a)	200	2,560
Performance Food Group Co.(a)	2,214	68,346
Premium Standard Farms, Inc.	1,737	36,546
Ralcorp Holdings, Inc.(a)	3,100	199,330
Seaboard Corp.	69	155,940
Sensient Technologies Corp.	8,994	231,865
Smart & Final, Inc.(a)	900	19,593
Spartan Stores, Inc.	1,757	47,088
Tyson Foods, Inc. Cl. A(b)	4,300	83,463
Wild Oats Markets, Inc.(a)	815	14,833
		1,211,915
Forest Products & Paper — 1.4%
American Woodmark Corp.(b)	1,000	36,760
BlueLinx Holdings, Inc.	1,800	18,900
Bowater, Inc.(b)	6,100	145,302
Buckeye Technologies, Inc.(a)	3,100	40,238
Graphic Packaging Corp.(a)	1,022	4,844
Greif, Inc. Cl. A	1,855	206,109
Mercer International, Inc.(a)	1,300	15,548
Neenah Paper, Inc.	1,200	47,688
Packaging Corp. of America	2,881	70,296
Playtex Products, Inc.(a)	4,800	65,136
Rock-Tenn Co. Cl. A	7,206	239,239
School Specialty, Inc.(a)	400	14,444
Schweitzer-Mauduit International, Inc.	900	22,365
Sonoco Products Co.	2,408	90,493
United Stationers, Inc.(a)	1,359	81,431
Universal Forest Products, Inc.	3,821	189,331
Xerium Technologies, Inc.	100	802
		1,288,926
Health — 0.0%
LHC Group, Inc.(a) (b)	100	3,243
Healthcare — 1.7%
Alliance Imaging, Inc.(a)	2,100	18,333
Apria Healthcare Group, Inc.(a) (b)	8,400	270,900
CorVel Corp.(a)	1,100	33,275
Coventry Health Care, Inc.(a)	2,600	145,730
Cross Country Healthcare, Inc.(a)	2,435	44,390
Express Scripts, Inc.(a)	500	40,360
Genesis HealthCare Corp.(a)	1,000	63,110
Healthways, Inc.(a) (b)	2,555	119,446
Humana, Inc.(a)	2,580	149,692
Immunomedics, Inc.(a) (b)	3,800	17,404

Kindred Healthcare, Inc.(a)	7,300	$239,294
Laboratory Corp. of America Holdings(a) (b)	2,000	145,260
LCA-Vision, Inc.(b)	2,620	107,918
Manor Care, Inc.	500	27,180
Medcath Corp.(a)	1,300	35,490
National Healthcare Corp.	300	15,294
Odyssey Healthcare, Inc.(a)	930	12,211
Res-Care, Inc.(a)	84	1,470
Sierra Health Services, Inc.(a)	400	16,468
Sun Healthcare Group, Inc.(a)	300	3,705
Sunrise Senior Living, Inc.(a) (b)	600	23,712
		1,530,642
Heavy Construction — 0.1%
AMREP Corp.(b)	200	15,450
Avatar Holdings, Inc.(a) (b)	200	14,288
North American Energy Partners, Inc.(a)	2,000	42,180
Perini Corp.(a)	900	33,174
		105,092
Heavy Machinery — 1.5%
Ampco-Pittsburgh Corp.	1,235	35,679
Applied Industrial Technologies, Inc.	6,938	170,189
Astec Industries, Inc.(a)	374	15,053
Cascade Corp.	700	41,867
Curtiss-Wright Corp.	1,200	46,248
Flow International Corp.(a) (b)	561	6,025
Goodman Global, Inc.(a)	1,300	22,906
Gorman-Rupp Co.	100	3,203
Hurco Companies Inc.(a)	400	17,140
Hydril(a)	1,500	144,360
Leader Energy Services Ltd. CAD(a)	10,500	7,559
Lindsay Corp.(b)	300	9,537
Matrix Service Co.(a) (b)	1,728	34,957
Middleby Corp.(a)	1,000	131,840
NACCO Industries, Inc. Cl. A	1,272	174,786
NATCO Group, Inc. Cl. A(a)	1,434	48,928
Pason Systems, Inc. CAD	500	6,210
RBC Bearings, Inc.(a)	1,600	53,488
Technicoil Corp. CAD(a)	16,600	12,095
The Manitowoc Co., Inc.	800	50,824
The Toro Co.	4,330	221,869
Verigy Ltd.(a)	5,200	122,044
		1,376,807
Home Construction, Furnishings & Appliances — 1.0%
Ethan Allen Interiors, Inc.(b)	2,100	74,214
Fossil, Inc.(a)	1,000	26,470
Helen of Troy Ltd.(a)	600	13,626
Herman Miller, Inc.	1,500	50,235
Kimball International, Inc. Cl. B	6,243	120,365

La-Z-Boy, Inc.(b)	2,606	$32,262
Leggett & Platt, Inc.(b)	1,327	30,083
Movado Group, Inc.	1,100	32,395
Select Comfort Corp.(a) (b)	3,209	57,120
Stanley Furniture Co., Inc.	1,136	23,629
Steelcase, Inc. Cl. A	4,827	96,009
Tempur-Pedic International, Inc.(b)	12,200	317,078
		873,486
Household Products — 0.7%
Apogee Enterprises, Inc.	700	14,028
The Clorox Co.	2,300	146,487
Ferro Corp.(b)	1,100	23,771
Newell Rubbermaid, Inc.	3,200	99,488
The Sherwin-Williams Co.	2,200	145,288
Snap-on, Inc.	1,261	60,654
The Stanley Works(b)	1,500	83,040
Tupperware Brands Corp.	2,800	69,804
		642,560
Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	1,700	131,308
Industrial - Diversified — 0.6%
Ameron International Corp.	416	27,398
Blyth, Inc.	5,400	113,994
Eaton Corp.	500	41,780
Layne Christensen Co.(a)	100	3,642
Nordson Corp.	4,795	222,776
SPX Corp.	1,921	134,854
		544,444
Information Retrieval Services — 0.3%
Acacia Research - Acacia Technologies(a)	2,823	44,660
CMGI, Inc.(a)	28,900	61,268
Digital River, Inc.(a)	930	51,382
Gartner Group, Inc.(a)	2,692	64,473
infoUSA, Inc.	2,500	24,050
NIC, Inc.	600	3,216
		249,049
Insurance — 6.3%
Affirmative Insurance Holdings, Inc.	500	8,650
Ambac Financial Group, Inc.	1,900	164,141
American Equity Investment Life Holding Co.	1,300	17,069
American Financial Group, Inc.	1,700	57,868
American Physicians Capital, Inc.(a)	1,262	50,581
AMERIGROUP Corp.(a)	9,281	282,142
Amerisafe, Inc.(a)	1,000	18,850
Arch Capital Group Ltd.(a)	500	34,105
Argonaut Group, Inc.(a)	3,495	113,098
Aspen Insurance Holdings Ltd.	1,200	31,452

Assurant, Inc.	2,700	$144,801
W.R. Berkley Corp.	300	9,936
Bristol West Holdings, Inc.	1,775	39,352
Centene Corp.(a) (b)	5,800	121,742
CNA Financial Corp.(a)	1,400	60,326
CNA Surety Corp.(a)	2,751	58,046
The Commerce Group, Inc.	1,559	46,832
Covanta Holding Corp.(a)	1,700	37,706
Darwin Professional Underwriters, Inc.(a)	700	17,605
Delphi Financial Group, Inc. Cl. A	5,958	239,690
Direct General Corp.	2,060	43,796
Donegal Group, Inc. Cl. A	857	14,552
EMC Insurance Group, Inc.	700	18,060
Employers Holdings, Inc.(a)	500	10,010
FBL Financial Group, Inc. Cl. A	900	35,217
Fidelity National Financial, Inc.	2,800	67,228
First American Corp.	1,600	81,152
First Mercury Financial Corp.(a)	400	8,220
FPIC Insurance Group, Inc.(a)	942	42,079
Fremont General Corp.(b)	2,000	13,860
Great American Financial Resources, Inc.	200	4,896
The Hanover Insurance Group, Inc.	1,800	83,016
Harleysville Group, Inc.	2,730	88,698
Healthspring, Inc.(a)	8,700	204,885
Hilb, Rogal & Hobbs Co.	2,100	103,005
Horace Mann Educators Corp.	3,750	77,062
Infinity Property & Casualty Corp.	3,346	156,794
IPC Holdings Ltd.	1,700	49,045
Landamerica Financial Group, Inc.	2,055	151,885
Markel Corp.(a)	100	48,483
MBIA, Inc.	2,000	130,980
Meadowbrook Insurance Group, Inc.(a)	3,100	34,069
MGIC Investment Corp.(b)	1,400	82,488
The Midland Co.	400	16,968
Molina Healthcare, Inc.(a)	5,268	161,148
National Western Life Insurance Co. Cl. A	100	24,480
Nationwide Financial Services, Inc. Cl. A	2,000	107,720
NYMAGIC, Inc.	200	8,170
Odyssey Re Holdings Corp.(b)	1,483	58,297
Ohio Casualty Corp.	8,875	265,806
Old Republic International Corp.	3,205	70,895
OneBeacon Insurance Group Ltd.	900	22,500
PartnerRe Ltd.	1,100	75,394
Philadelphia Consolidated Holding Corp.(a)	500	21,995
The Phoenix Companies, Inc.	10,114	140,382
The PMI Group, Inc.(b)	2,594	117,301
Presidential Life Corp.	546	10,767
ProAssurance Corp.(a)	900	46,035
Procentury Corp.	1,800	41,760

PXRE Group Ltd.(a)	100	$480
Radian Group, Inc.(b)	1,680	92,198
Reinsurance Group of America, Inc.	1,400	80,808
RenaissanceRe Holdings Ltd.	700	35,098
RLI Corp.(b)	2,851	156,605
Safeco Corp.	2,200	146,146
Safety Insurance Group, Inc.	1,492	59,859
SeaBright Insurance Holdings(a)	1,400	25,760
Selective Insurance Group	4,534	115,436
State Auto Financial Corp.	1,500	48,195
Stewart Information Services	200	8,358
Tower Group, Inc.	1,143	36,827
Triad Guaranty, Inc.(a)	1,100	45,551
United America Indemnity Ltd. Cl. A(a)	3,700	85,840
United Fire & Casualty Co.	300	10,539
Universal American Financial Corp.(a)	800	15,504
USI Holdings Corp.(a)	532	8,964
WellCare Health Plans, Inc.(a)	1,178	100,424
Willis Group Holdings Ltd.	700	27,706
Zenith National Insurance Corp.	5,879	277,900
		5,671,288
Internet Content — 0.1%
BEA Systems, Inc.(a)	1,561	18,092
TheStreet.Com, Inc.	3,292	40,327
Travelzoo, Inc.(a) (b)	1,100	40,447
		98,866
Internet Software — 0.0%
webMethods, Inc.(a)	362	2,603
Lodging — 0.5%
Ameristar Casinos, Inc.	2,000	64,220
LaSalle Hotel Properties(b)	1,400	64,904
Monarch Casino & Resort, Inc.(a)	1,400	36,400
Morgans Hotel Group Co.(a)	100	2,101
Vail Resorts, Inc.(a) (b)	2,805	152,396
Wyndham Worldwide Corp.(a)	3,200	109,280
		429,301
Machinery & Components — 2.1%
AGCO Corp.(a) (b)	1,175	43,440
Asyst Technologies, Inc.(a)	4,498	31,621
Axcelis Technologies, Inc.(a)	5,500	42,020
Briggs & Stratton Corp.	1,206	37,205
Brooks Automation, Inc.(a)	3,700	63,455
Chicago Bridge & Iron Co.	2,700	83,025
Cummins, Inc.	1,090	157,745
Gardner Denver, Inc.(a)	4,200	146,370
Insituform Technologies, Inc. Cl. A(a) (b)	362	7,526
Kadant, Inc.(a)	1,100	27,896
Kaydon Corp.	5,426	230,931

Kulicke & Soffa Industries, Inc.(a)	5,390	$49,857
Lone Star Technologies, Inc.(a)	1,506	99,441
Pall Corp.	2,900	110,200
Parker Hannifin Corp.	400	34,524
Regal-Beloit Corp.	2,500	115,950
Robbins & Myers, Inc.(b)	923	34,419
Tennant Co.	1,182	37,221
Valmont Industries, Inc.	4,700	271,801
Woodward Governor Co.	5,112	210,461
		1,835,108
Manufacturing — 0.5%
AptarGroup, Inc.	1,100	73,623
Avery Dennison Corp.	1,500	96,390
Sauer-Danfoss, Inc.	3,888	117,029
Terex Corp.(a)	1,400	100,464
Tredegar Corp.	3,800	86,602
		474,108
Medical Supplies — 3.0%
Accuray, Inc.(a)	580	12,899
Applera Corp. - Applied Biosystems Group	3,083	91,164
Bio-Rad Laboratories, Inc. Cl. A(a)	517	36,107
Biosite, Inc.(a)	2,500	209,925
Bruker BioSciences Corp.(a)	3,700	38,924
Candela Corp.(a)	142	1,622
Cholestech Corp.(a)	400	6,896
CONMED Corp.(a)	1,300	37,999
Cutera, Inc.(a)	500	18,095
Dade Behring Holdings, Inc.	2,700	118,395
Datascope Corp.	300	10,857
Dionex Corp.(a)	1,800	122,598
Edwards Lifesciences Corp.(a) (b)	2,195	111,286
Excel Technology, Inc.(a)	500	13,665
Faro Technologies, Inc.(a)	500	14,435
FEI Co.(a) (b)	2,600	93,756
Hanger Orthopedic Group, Inc.(a)	500	5,835
Hologic, Inc.(a) (b)	500	28,820
II-VI, Inc.(a)	2,915	98,673
Immucor, Inc.(a)	9,392	276,407
Integra LifeSciences Holdings Corp.(a)	300	13,674
LTX Corp.(a)	8,257	50,533
Mentor Corp.(b)	2,000	92,000
Mettler-Toledo International, Inc.(a)	1,264	113,216
MTS Systems Corp.	1,732	67,271
Oyo Geospace Corp.(a)	300	21,276
Palomar Medical Technologies, Inc.(a) (b)	1,767	70,592
PSS World Medical, Inc.(a)	5,682	120,117
Rofin-Sinar Technologies, Inc.(a)	4,012	237,430
Steris Corp.	2,200	58,432

Varian, Inc.(a)	4,900	$285,474
Viasys Healthcare, Inc.(a) (b)	2,000	67,980
Vital Images, Inc.(a)	276	9,180
Waters Corp.(a)	1,700	98,600
Zoll Medical Corp.(a)	1,500	39,975
Zygo Corp.(a)	1,352	21,646
		2,715,754
Metals & Mining — 3.1%
AK Steel Holding Corp.(a)	11,510	269,219
Amerigo Resources Ltd. CAD	10,500	22,313
Brush Engineered Materials, Inc.(a)	464	22,490
Castle (A.M.) & Co.	326	9,571
Century Aluminum Co.(a)	5,381	252,261
Chaparral Steel Co.	5,862	340,993
Cleveland-Cliffs, Inc.(b)	5,500	352,055
Commercial Metals Co.	400	12,540
CommScope, Inc.(a)	9,164	393,136
Dynamic Materials Corp.(a)	654	21,399
Dynatec Corp. CAD(a)	2,000	5,794
Foundation Coal Holdings, Inc.	434	14,904
Gibraltar Industries, Inc.	667	15,088
Hecla Mining Co.(a)	15,700	142,242
Inmet Mining Corp. CAD	300	16,524
Insteel Industries, Inc.	1,100	18,469
LionOre Mining International Ltd. CAD(a)	3,000	50,013
Mueller Industries, Inc.	3,163	95,206
Quanex Corp.	5,408	229,029
RTI International Metals, Inc.(a)	600	54,606
Schnitzer Steel Industries, Inc. Cl. A	1,868	75,038
Shiloh Industries, Inc.	550	6,204
Steel Dynamics, Inc.	2,836	122,515
Steel Technologies, Inc.	100	2,958
Sturm,Ruger & Co., Inc.(a)	400	5,380
Sun Hydraulics Corp.	200	5,346
Superior Essex, Inc.(a)	1,334	46,250
United States Steel Corp.	1,700	168,589
Universal Stainless & Alloy(a)	400	18,988
		2,789,120
Miscellaneous — 0.0%
Cal-Maine Foods, Inc.	800	10,760
Topps Co. (The), Inc.	200	1,944
		12,704
Oil & Gas — 0.1%
WGL Holdings, Inc.	2,000	63,960
Pharmaceuticals — 3.0%
Alexion Pharmaceuticals, Inc.(a) (b)	900	38,916
Allos Therapeutics(a)	300	1,791
Alnylam Pharmaceuticals, Inc.(a)	300	5,400

Alpharma, Inc. Cl. A	9,307	$224,113
AmerisourceBergen Corp.	3,300	174,075
Animal Health International, Inc.(a)	500	6,045
Array Biopharma, Inc.(a)	600	7,620
Bradley Pharmaceuticals, Inc.(a) (b)	2,000	38,380
Charles River Laboratories International, Inc.(a)	1,600	74,016
Digene Corp.(a)	442	18,745
Endo Pharmaceuticals Holdings, Inc.(a)	20	588
Indevus Pharmacuticals, Inc.(a)	500	3,535
Invitrogen Corp.(a)	1,700	108,205
Isis Pharmaceuticals, Inc.(a) (b)	3,400	31,518
King Pharmaceuticals, Inc.(a)	1,962	38,593
K-V Pharmaceutical Co. Cl. A(a)	3,000	74,190
Mannatech, Inc.(b)	491	7,885
Maxygen, Inc.(a)	200	2,230
Medarex, Inc.(a) (b)	300	3,882
The Medicines Co.(a) (b)	5,400	135,432
Medicis Pharmaceutical Corp. Cl. A(b)	4,400	135,608
Meridian Bioscience, Inc.	740	20,542
NBTY, Inc.(a)	3,956	209,826
New River Pharmaceuticals, Inc.(a)	1,000	63,630
Noven Pharmaceuticals, Inc.(a)	2,200	51,040
Omrix Biopharmaceuticals, Inc.(a)	700	26,789
Pain Therapeutics, Inc.(a) (b)	2,124	16,652
PAREXEL International Corp.(a)	1,624	58,415
Perrigo Co.	7,500	132,450
Pharmion Corp.(a)	500	13,145
Pozen, Inc.(a)	2,300	33,925
Prestige Brands Holdings, Inc.(a)	200	2,370
QLT, Inc.(a) (b)	2,400	18,792
Quidel Corp.(a)	2,300	27,600
Savient Pharmaceuticals, Inc.(a)	3,714	44,642
Sciele Pharma, Inc.(a) (b)	9,500	224,960
Trimeris, Inc.(a) (b)	500	3,440
USANA Health Sciences, Inc.(a) (b)	3,000	140,610
ViroPharma, Inc.(a)	12,300	176,505
West Pharmaceutical Services, Inc.(b)	5,700	264,651
		2,660,751
Photography Equipment/Supplies — 0.0%
Sonic Solutions, Inc.(a)	200	2,820
Prepackaged Software — 4.2%
ActivIdentity Corp.(a)	200	1,010
Actuate Corp.(a)	6,392	33,366
Advent Software, Inc.(a) (b)	2,852	99,449
Altiris, Inc.(a)	2,006	66,017
Aspen Technology, Inc.(a)	3,969	51,597
Blackbaud, Inc.	9,000	219,780
BMC Software, Inc.(a)	4,789	147,453

Brocade Communications Systems, Inc.(a)	26,900	$256,088
Cogent Communications Group, Inc.(a)	6,100	144,143
Compuware Corp.(a)	12,500	118,625
Dendrite International, Inc.(a)	1,900	29,754
DST Systems, Inc.(a)	1,600	120,320
Epicor Software Corp.(a)	1,100	15,301
Fair Isaac Corp.	3,577	138,358
FalconStor Software, Inc.(a)	1,200	12,504
Hyperion Solutions Corp.(a)	2,900	150,307
i2 Technologies, Inc.(a) (b)	1,600	38,400
Interactive Intelligence, Inc.(a)	800	12,192
Interwoven, Inc.(a)	3,627	61,296
Intuit, Inc.(a)	1,700	46,512
Keane, Inc.(a)	2,700	36,666
Magma Design Automation, Inc.(a)	1,200	14,352
Mapinfo Corp.(a)	1,213	24,418
McAfee, Inc.(a)	4,200	122,136
MicroStrategy, Inc. Cl. A(a) (b)	2,684	339,231
Open Text Corp.(a) (b)	6,453	141,708
OPNET Technologies, Inc.(a)	600	8,106
Quest Software, Inc.(a) (b)	7,000	113,890
SonicWALL, Inc.(a)	3,074	25,699
SPSS, Inc.(a)	1,673	60,395
Sybase, Inc.(a)	4,600	116,288
TIBCO Software, Inc.(a)	31,600	269,232
Transaction Systems Architects, Inc. Cl. A(a)	1,369	44,342
Ultimate Software Group, Inc.(a)	1,400	36,666
United Online, Inc.	16,487	231,313
Verint Systems, Inc.(a)	300	9,645
Vignette Corp.(a)	2,535	47,075
WebEx Communications, Inc.(a)	6,600	375,276
		3,778,910
Real Estate — 0.2%
CB Richard Ellis Group, Inc. Cl. A(a)	2,700	92,286
Getty Realty Corp.	100	2,874
HFF, Inc. Cl. A(a)	1,300	19,500
Jones Lang Lasalle, Inc.	800	83,424
Stratus Properties, Inc.(a)	300	10,086
		208,170
Restaurants — 2.4%
AFC Enterprises, Inc.(a)	1,801	36,110
Applebee’s International, Inc.	2,400	59,472
Bob Evans Farms, Inc.(b)	6,129	226,467
Brinker International, Inc.	3,601	117,753
Buffalo Wild Wings, Inc.(a) (b)	824	52,489
CBRL Group, Inc.	3,494	161,772
CEC Entertainment, Inc.(a)	3,400	141,236
CKE Restaurants, Inc.	4,300	81,098

Darden Restaurants, Inc.	1,800	$74,142
Denny’s Corp.(a)	8,777	43,007
Domino’s Pizza, Inc.(b)	8,215	266,741
IHOP Corp.	3,249	190,554
Jack in the Box, Inc.(a)	4,301	297,328
Krispy Kreme Doughnuts, Inc.(a) (b)	2,500	25,475
Landry’s Restaurants, Inc.	400	11,840
Luby’s, Inc.(a)	1,753	17,127
McCormick & Schmick’s Seafood Restaurants, Inc.(a)	1,350	36,194
O’Charley’s, Inc.(a) (b)	1,600	30,864
Papa John’s International, Inc.(a)	965	28,371
Ruby Tuesday, Inc.	3,500	100,100
Triarc Cos. Cl. B	200	3,438
Wendy’s International, Inc.	3,700	115,810
		2,117,388
Retail — 3.4%
1-800-Flowers.com, Inc. Cl. A(a)	1,100	8,558
99 Cents Only Stores(a)	4,200	61,866
AutoZone, Inc.(a) (b)	1,100	140,954
Barnes & Noble, Inc.	2,618	103,280
Big Lots, Inc.(a) (b)	8,748	273,637
Blue Nile, Inc.(a) (b)	1,000	40,660
Books-A-Million, Inc.	1,500	21,360
Casey’s General Stores, Inc.	1,486	37,165
Cash America International, Inc.	4,985	204,385
CSK Auto Corp.(a)	2,900	49,880
Dick’s Sporting Goods, Inc.(a)	400	23,304
Dillards, Inc. Cl. A	3,018	98,779
Dollar Tree Stores, Inc.(a)	4,158	159,002
EZCORP, Inc. Cl. A(a)	2,323	34,218
Family Dollar Stores, Inc.	4,270	126,477
Fred’s, Inc.	1,100	16,170
Genesco, Inc.(a)	2,665	110,677
Haverty Furniture Companies, Inc.	1,700	23,800
Insight Enterprises, Inc.(a)	2,567	46,155
Jo-Ann Stores, Inc.(a) (b)	1,700	46,325
Knoll, Inc.	7,664	182,633
Longs Drug Stores Corp.	2,389	123,368
Marvel Entertainment, Inc.(a) (b)	4,815	133,616
Men’s Wearhouse, Inc.	3,233	152,113
Office Depot, Inc.(a)	1,800	63,252
OfficeMax, Inc.	2,359	124,414
PC Connection, Inc.(a)	1,500	21,450
Petsmart, Inc.	300	9,888
Priceline.com, Inc.(a) (b)	4,700	250,322
RadioShack Corp.(b)	4,419	119,446
Retail Ventures, Inc.(a) (b)	1,514	31,870
Saks, Inc.	5,400	112,536
Stage Stores, Inc.	2,393	55,781

Stride Rite Corp.	1,000	$15,390
Systemax, Inc.(b)	1,800	33,714
ValueVision Media, Inc. Cl. A(a)	100	1,236
West Marine, Inc.(a) (b)	400	7,284
		3,064,965
Retail - Grocery — 0.0%
Weis Markets, Inc.	100	4,470
Telephone Utilities — 2.1%
ADTRAN, Inc.(b)	7,200	175,320
Alaska Communications Systems Group, Inc.	3,630	53,543
Atlantic Tele-Network, Inc.	300	7,839
Cbeyond, Inc.(a)	4,200	123,186
Cellcom Israel Ltd.(a)	3,320	60,557
Centennial Communications Corp.(a)	1,300	10,699
CenturyTel, Inc.	3,059	138,236
Cincinnati Bell, Inc.(a)	53,909	253,372
Consolidated Communications Holdings, Inc.	1,900	37,791
Dobson Communications Corp. Cl. A(a)	14,400	123,696
Embarq Corp.(b)	2,900	163,415
Fairpoint Communications, Inc.	1,884	36,192
General Communication, Inc. Cl. A(a)	4,949	69,286
Golden Telecom, Inc.	1,300	71,994
IDT Corp. Cl. B	400	4,540
Iowa Telecommunications Services, Inc.(b)	2,300	46,000
j2 Global Communications, Inc.(a) (b)	4,800	133,056
Lightbridge, Inc.(a)	3,131	55,012
North Pittsburgh Systems, Inc.	553	12,039
Novatel Wireless, Inc.(a)	2,100	33,684
Savvis, Inc.(a)	700	33,516
Switch & Data Facilities Co., Inc.(a)	1,400	25,368
Telephone and Data Systems, Inc.	2,400	143,088
USA Mobility, Inc.	2,000	39,860
		1,851,289
Tobacco — 0.5%
Loews Corp. - Carolina Group	1,840	139,122
Universal Corp.	2,100	128,835
UST, Inc.	2,900	168,142
		436,099
Toys, Games — 0.4%
Hasbro, Inc.	4,200	120,204
Mattel, Inc.	5,900	162,663
RC2 Corp.(a)	700	28,273
		311,140
Transportation — 2.7%
American Commercial Lines, Inc.(a)	1,500	47,175
Arkansas Best Corp.	768	27,302
Con-way, Inc.	1,500	74,760

EGL, Inc.(a)	2,337	$92,615
Emergency Medical Services Corp. Cl. A(a)	1,400	41,244
General Maritime Corp.	4,172	120,487
Gulfmark Offshore, Inc.(a)	2,700	117,855
Horizon Lines, Inc. Cl. A	5,500	180,510
Hub Group, Inc. Cl. A(a)	10,321	299,206
Kansas City Southern(a) (b)	3,100	110,298
Laidlaw International, Inc.	3,610	124,906
OMI Corp.	8,167	219,366
Overseas Shipholding Group, Inc.	1,600	100,160
P.A.M. Transportation Services, Inc.(a)	400	8,248
Pacer International, Inc.	4,800	129,312
Saia, Inc.(a)	1,081	25,674
Swift Transportation Co., Inc.(a)	9,000	280,440
Teekay Shipping Corp.	1,000	54,110
Trico Marine Services, Inc.(a) (b)	1,300	48,438
Wabtec Corp.	8,338	287,578
Werner Enterprises, Inc.	300	5,451
YRC Worldwide, Inc.(a)	1,500	60,330
		2,455,465
Travel — 0.3%
Expedia, Inc.(a) (b)	4,518	104,727
Sabre Holdings Corp. Cl. A	3,800	124,450
		229,177
TOTAL EQUITIES (Cost $78,123,992)		88,786,404

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.1%
Cash Equivalents — 17.4%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$403,390	$403,390
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	107,570	107,570
American Beacon Money Market Fund(c)		452,191	452,191
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	268,925	268,925
Bank of America 5.270%	05/07/2007	268,925	268,925
Bank of America 5.270%	05/08/2007	268,925	268,925
Bank of America 5.310%	05/17/2007	80,678	80,678
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	215,140	215,140
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	161,355	161,355

Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	$107,570	$107,570
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	107,570	107,570
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	53,785	53,785
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	268,925	268,925
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	53,785	53,785
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	53,785	53,785
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	107,570	107,570
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	134,463	134,463
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	242,033	242,033
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	80,678	80,678
BGI Institutional Money Market Fund(c)		537,851	537,851
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	403,388	403,388
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	188,248	188,248
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	134,463	134,463
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	494,822	494,822
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	134,463	134,463
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	268,925	268,925
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	268,925	268,925
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	134,463	134,463
Dreyfus Cash Management Plus Money Market Fund(c)		150,598	150,598
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	403,388	403,388
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	80,678	80,678
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	161,355	161,355
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	322,710	322,710

Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	$161,355	$161,355
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	268,925	268,925
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	268,925	268,925
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		54,831	54,831
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	215,140	215,140
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	322,710	322,710
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	268,925	268,925
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	268,925	268,925
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	268,925	268,925
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	242,033	242,033
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	53,785	53,785
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	789,833	789,833
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	215,140	215,140
Reserve Primary Money Market Fund(c)		242,033	242,033
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	510,449	510,449
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	80,678	80,678
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	107,570	107,570
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	215,140	215,140
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	322,710	322,710
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	188,248	188,248
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	188,248	188,248
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	53,785	53,785
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	403,388	403,388

Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	$161,355	$161,355
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	134,463	134,463
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	107,570	107,570
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	485,631	485,631
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	349,603	349,603
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	306,575	306,575
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	322,710	322,710
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	322,710	322,710
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	268,925	268,925
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	268,925	268,925
			15,561,708

Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	636,308	636,308
TOTAL SHORT-TERM INVESTMENTS (Cost $16,198,016)		16,198,016
TOTAL INVESTMENTS — 117.4% (Cost $94,322,008)(f)		$104,984,420
Other Assets/(Liabilities) — (17.4%)		(15,548,557)
NET ASSETS — 100.0%		$89,435,863

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	denotes all or a portion of security on loan. (Note 2).
(c)	amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,916,351. Collateralized by a U.S. Government Agency Obligation with a rate of 9.50%, maturity date of 8/25/2023, and an aggregate market value, including accrued interest, of $3,061,270.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

MML Small Company Opportunities Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 90.5%
COMMON STOCK — 90.5%
Air Transportation — 1.3%
Republic Airways Holdings, Inc.(a)	52,100	$1,196,216
Apparel, Textiles & Shoes — 2.8%
Citi Trends, Inc.(a) (b)	33,200	1,418,968
Deckers Outdoor Corp.(a) (b)	16,500	1,171,830
		2,590,798
Banking, Savings & Loans — 10.3%
Bancorp Rhode Island, Inc.	6,100	262,300
Columbia Banking Systems, Inc.	51,500	1,737,095
Financial Institutions, Inc.	47,300	949,311
First Mutual Bancshares Inc.	17,000	367,540
First Republic Bank	25,500	1,369,350
First State Bancorp	67,100	1,513,105
Franklin Bank Corp.(a)	22,200	396,714
IBERIABANK Corp.	23,800	1,324,708
Legacy Bancorp, Inc., WI	19,700	305,350
Preferred Bank/Los Angeles, CA	26,250	1,029,263
Smithtown Bancorp, Inc.(b)	12,540	326,040
TIB Financial Corp.	9,400	141,000
		9,721,776
Broadcasting, Publishing & Printing — 1.1%
Saga Communications, Inc. Cl. A(a)	103,975	1,011,677
Chemicals — 1.0%
Balchem Corp. Cl. B	54,400	961,792
Commercial Services — 15.3%
Ambassadors Group, Inc.	45,100	1,499,124
CRA International, Inc.(a) (b)	33,400	1,742,812
Forrester Research, Inc.(a)	73,122	2,073,740
Multi-Color Corp.	39,618	1,389,403
On Assignment, Inc.(a)	177,300	2,200,293
Online Resources Corp.(a)	137,200	1,573,684
Providence Service Corp. (The)(a) (b)	27,900	661,788
Standard Parking Corp.(a)	44,200	1,563,354
Team, Inc.(a) (b)	45,061	1,719,077
		14,423,275
Computer Integrated Systems Design — 2.5%
NCI, Inc. Cl. A(a)	93,200	1,374,700
SI International, Inc.(a)	34,900	1,001,979
		2,376,679

1

Computer Programming Services — 1.9%
PDF Solutions, Inc.(a)	157,500	$1,778,175
Data Processing & Preparation — 1.4%
HMS Holdings Corp.(a) (b)	60,900	1,333,710
Electrical Equipment & Electronics — 9.9%
Axsys Technologies, Inc.(a)	95,450	1,506,201
The Eastern Co.	14,350	390,033
EMS Technologies, Inc.(a)	76,300	1,470,301
Entegris, Inc.(a) (b)	108,895	1,165,176
LaBarge, Inc.(a)	129,000	1,677,000
Nu Horizons Electronics Corp.(a) (b)	96,088	1,011,807
Orbit International Corp.(a)	95,000	735,300
Raven Industries, Inc.(b)	48,900	1,371,645
		9,327,463
Energy — 3.6%
Dawson Geophysical Co.(a)	38,000	1,882,140
RPC, Inc.(b)	90,512	1,507,930
		3,390,070
Entertainment & Leisure — 1.5%
Pinnacle Entertainment, Inc.(a)	48,900	1,421,523
Financial Services — 3.8%
Boston Private Financial Holdings, Inc.(b)	66,200	1,848,304
Penson Worldwide, Inc.(a)	57,100	1,723,849
		3,572,153
Healthcare — 5.5%
Bio-Reference Labs, Inc.(a)	88,600	2,250,440
Symbion, Inc.(a)	95,000	1,862,950
U.S. Physical Therapy, Inc.(a)	77,300	1,076,016
		5,189,406
Heavy Machinery — 1.4%
Columbus McKinnon Corp.(a)	57,900	1,296,381
Home Construction, Furnishings & Appliances — 1.3%
Movado Group, Inc.	40,100	1,180,945
Insurance — 4.1%
CRM Holdings, Ltd.(a)	51,500	448,050
Darwin Professional Underwriters, Inc.(a)	65,700	1,652,355
Donegal Group, Inc. Cl. A	60,787	1,032,163
Safety Insurance Group, Inc.	18,700	750,244
		3,882,812
Machinery & Components — 2.2%
Kadant, Inc.(a)	44,700	1,133,592
Met-Pro Corp.	65,188	947,182
		2,080,774

2

Medical Supplies — 9.2%
Dxp Enterprises Inc.(a) (b)	43,300	$1,654,060
Excel Technology, Inc.(a)	62,583	1,710,393
II-VI, Inc.(a)	59,429	2,011,672
Merit Medical Systems, Inc.(a)	104,600	1,312,730
Neogen Corp.(a)	83,855	1,977,301
		8,666,156
Pharmaceuticals — 1.1%
Lifecore Biomedical Inc.(a)	53,100	996,687
Prepackaged Software — 7.2%
Applix, Inc.(a)	140,597	1,885,406
Bitstream, Inc. Cl. A(a)	132,873	1,072,285
i2 Technologies, Inc.(a) (b)	72,400	1,737,600
MSC.Software Corp.(a)	133,500	1,835,625
Salary.com, Inc.(a)	22,300	248,199
		6,779,115
Transportation — 2.1%
Knight Transportation, Inc.(b)	23,237	414,083
Marten Transport Ltd.(a)	23,425	371,989
Old Dominion Freight Line, Inc.(a)	15,400	443,674
Vitran Corp., Inc.(a)	40,450	794,842
		2,024,588
TOTAL EQUITIES (Cost $71,768,197)		85,202,171

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 24.8%
Cash Equivalents — 15.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$381,381	$381,381
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	101,701	101,701
American Beacon Money Market Fund(c)		427,521	427,521
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	254,252	254,252
Bank of America 5.270%	05/07/2007	254,252	254,252
Bank of America 5.270%	05/08/2007	254,252	254,252
Bank of America 5.310%	05/17/2007	76,276	76,276
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	203,402	203,402
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	152,551	152,551
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	101,701	101,701

3

Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	$101,701	$101,701
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	50,850	50,850
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	254,252	254,252
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	50,850	50,850
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	50,850	50,850
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	101,701	101,701
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	127,126	127,126
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	228,827	228,827
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	76,276	76,276
BGI Institutional Money Market Fund(c)		508,505	508,505
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	381,379	381,379
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	177,977	177,977
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	127,126	127,126
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	467,826	467,826
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	127,126	127,126
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	254,252	254,252
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	254,252	254,252
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	127,126	127,126
Dreyfus Cash Management Plus Money Market Fund(c)		142,381	142,381
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	381,379	381,379
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	76,276	76,276
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	152,551	152,551
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	305,103	305,103
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	152,551	152,551

4

Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	$254,252	$254,252
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	254,252	254,252
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		51,839	51,839
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	203,402	203,402
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	305,103	305,103
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	254,252	254,252
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	254,252	254,252
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	254,252	254,252
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	228,827	228,827
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	50,850	50,850
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	746,739	746,739
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	203,402	203,402
Reserve Primary Money Market Fund(c)		228,827	228,827
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	482,599	482,599
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	76,276	76,276
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	101,701	101,701
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	203,402	203,402
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	305,103	305,103
Skandinaviska Enskilda Banken AB(SEB) Eurodollar Time Deposit 5.280%	04/11/2007	177,977	177,977
Skandinaviska Enskilda Banken AB(SEB) Eurodollar Time Deposit 5.285%	04/27/2007	177,977	177,977
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	50,850	50,850
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	381,379	381,379
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	152,551	152,551

5

Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	$127,126	$127,126
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	101,701	101,701
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	459,134	459,134
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	330,528	330,528
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	289,848	289,848
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	305,103	305,103
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	305,103	305,103
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	254,252	254,252
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	254,252	254,252
			14,712,643
Repurchase Agreement — 9.2%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		8,671,627	8,671,627
TOTAL SHORT-TERM INVESTMENTS (Cost $23,384,270)			23,384,270
TOTAL INVESTMENTS — 115.3% (Cost $95,152,467)(f)			$108,586,441
Other Assets/(Liabilities) — (15.3%)			(14,370,561)
NET ASSETS — 100.0%			$94,215,880

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $8,674,193. Collaterized by a U.S. Government Agency obligation with a rate of 4.185%, maturity date of 5/01/2033, and an aggregate market value, including accued interest, of $9,105,209.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

6

Notes to Portfolio of Investments (Unaudited)

1.   The Fund

MML Series Investment Fund II (“MML II Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. MML II Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eight series of MML II Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Money Market Fund (“Money Market Fund”), MML Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Blend Fund (“Blend Fund”), MML Equity Fund (“Equity Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Small Cap Equity Fund (“Small Cap Equity Fund”) and MML Small Company Opportunities Fund (“Small Company Opportunities Fund”).

The MML II Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML II Trust are not offered to the general public.

After the close of business on April 29, 2005, each of the MML Money Market Fund, MML Inflation-Protected Bond Fund, MML Managed Bond Fund, MML Blend Fund, MML Equity Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Equity Fund and MML Small Company Opportunities Fund, each a fund of MML Series Investment Fund II (each a “New Fund”), acquired all of the assets and liabilities of the MML Money Market Fund, MML Inflation-Protected Bond Fund, MML Managed Bond Fund, MML Blend Fund, MML Equity Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Equity Fund and MML Small Company Opportunities Fund, each a fund of MML Series Investment Fund (each a “Fund”), respectively, pursuant to agreements and plans of reorganization that were approved by each Fund’s respective shareholders on April 18, 2005. Each acquisition was accomplished by a tax-free transfer of all the assets of each Fund to the corresponding New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all the liabilities of the Fund.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as

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institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all the Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

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Securities Lending

The Inflation-Protected Bond Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Inflation-Protected Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At March 31, 2007, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Managed Bond Fund	$36,925,049	$38,095,477
Blend Fund	74,961,237	77,275,580
Equity Fund	104,242,485	107,689,519
Enhanced Index Core Equity Fund	2,858,083	2,945,240
Small Cap Equity Fund	15,021,639	15,561,708
Small Company Opportunities Fund	14,106,294	14,712,643

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers. At March 31, 2007, the Managed Bond Fund, Blend Fund and Enhanced Index Core Equity Fund had securities on loan with pending sales with a value of $154,827, $271,785, and $19,701 respectively.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

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Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At March 31, 2007, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or

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loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Managed Bond Fund and the Blend Fund at March 31, 2007 is as follows:

	Expiration	Aggregate			Unrealized
	of	Face Value		Market	Appreciation
Forward Commitment Contracts to Buy	Contracts	of Contracts	Cost	Value	(Depreciation)
Managed Bond Fund
GNMA TBA
5.5% 04/01/2037	Apr-07	7,125,000	7,111,641	7,085,478	(26,163)
6.5% 04/01/2037	Apr-07	4,600,000	4,723,625	4,716,797	(6,828)
					$(32,991)
Blend Fund
FNMA TBA
4.5% 04/01/2037	Apr-07	16,800,000	15,877,313	15,782,812	(94,501)
5% 04/01/2037	Apr-07	7,000,000	6,804,766	6,762,657	(42,109)
5.5% 04/01/2037	Apr-07	540,000	536,625	534,220	(2,405)
6.5% 04/01/2037	Apr-07	13,700,000	13,978,063	13,975,070	(2,993)
GNMA TBA
5.5% 04/01/2037	Apr-07	6,400,000	6,388,000	6,364,500	(23,500)
6.5% 04/01/2037	Apr-07	3,100,000	3,183,313	3,178,711	(4,602)
					(170,110)

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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A summary of open futures contracts for the Managed Bond Fund and the Blend Fund at March 31, 2007 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund
BUYS
242	U.S. Treasury Note 5 Year	7/5/07	$25,602,844	$99,391
120	U.S. Treasury Note 2 Year	7/5/07	24,586,875	67,047
				$166,438
Blend Fund
BUYS
270	S&P 500 Index	6/15/07	$19,321,200	$158,566
108	U.S. Treasury Note 5 Year	7/5/07	11,426,063	44,312
47	U.S. Treasury Note 2 Year	7/5/07	3,629,859	26,260
				$229,138

Options

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Managed Bond Fund and Blend Fund for open purchased option contracts as of March 31, 2007.

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The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

At March 31, 2007, the Funds had no open written options.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by MML II Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

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Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap, cap, floor, or collar, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security.

The Fund may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments

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and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

A summary of open swap agreements for the Managed Bond Fund and the Blend Fund at March 31, 2007 is as follows:

Managed Bond Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
1,000,000 USD	12/20/2009	Agreement with Barclays Bank, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Bond.	$(11,540)
5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. Bond.	(7,249)
5,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	15,128
5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(3,624)
5,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(7,178)
5,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Chase Senior Note.	(14,476)
5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(3,623)

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14,000,000 USD	4/1/2007	Agreement with Goldman Sachs International, dated 3/16/06 to receive 0.296% times the notional amount and to pay the monthly spread of the Lehman Brothers CMBS Aaa 8.5% Index.	(12,669)
7,000,000 USD	10/12/2052	Agreement with Goldman Sachs International, dated 3/07/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX.NA.A.1.	30,063
1,100,000 USD	6/20/2013	Agreement with Bank of America, dated 5/26/06 to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp. Senior Note.	$(15,160)
1,125,000 USD	6/20/2016	Agreement with CSFB, dated 8/9/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	(7,285)
500,000 USD	9/20/2011	Agreement with Goldman Sachs, dated 8/25/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event of United Mexican States.	(3,340)
1,125,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. note.	21,895
220,000,000 USD	6/25/2007	Agreement with Lehman Brothers, dated 6/21/07 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	32,550
1,050,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp., Note.	750
23,400,000 USD	10/14/2052	Agreement with Goldman Sachs dated 3/30/07 to pay 0.10% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX.NA.AAA.1 Index.	48,822
			$63,064

Blend Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
700,000 USD	12/20/2009	Agreement with Barclays Bank, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Bond.	$(8,078)

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3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. Bond.	(5,074)
3,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	10,590
3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(2,537)
3,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	$(5,025)
3,500,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Chase Senior Note.	(10,133)
3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(2,536)
10,000,000 USD	4/1/2007	Agreement with Goldman Sachs International, dated 3/16/06 to receive 0.296% times the notional amount and to pay the monthly spread of the Lehman Brothers CMBS Aaa 8.5% Index.	(9,049)
10,000,000 USD	10/12/2052	Agreement with Goldman Sachs International, dated 3/7/06 to pay .35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX.NA.A.1 Index.	20,529
800,000 USD	6/20/2013	Agreement with Bank of America, dated 5/26/06 to pay 1.03% times the notional amount. The Fund receives payment only upon the default event of Belo Corp. Senior Note.	(11,026)
775,000 USD	6/20/2016	Agreement with CSFB, dated 8/9/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	(5,019)
300,000 USD	9/20/2011	Agreement with Goldman Sachs, dated 8/25/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event of United Mexican States.	(2,004)
775,000 USD	9/20/2014	Agreement with Barclays Bank PLC, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	15,084

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140,000,000 USD	6/25/2007	Agreement with Lehman Brothers, dated 6/21/07 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	20,713
725,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp., Note.	518
15,800,000 USD	10/12/2052	Agreement with Goldman Sachs dated 3/30/07 to pay 0.10% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX.NA.AAA.1 Index.	32,834
			$39,787

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components

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such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.                 Federal Income

Tax Information

At March 31, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation-Protected Bond Fund	$258,979,173	$430,551	$(5,849,587)	$(5,419,036)
Managed Bond Fund	496,120,383	5,532,282	(2,865,848)	2,666,434
Blend Fund	910,303,752	146,398,591	(6,906,821)	139,491,770
Equity Fund	1,214,343,163	216,451,417	(10,176,385)	206,275,032
Enhanced Index Core Equity Fund	46,344,680	2,922,639	(698,575)	2,224,064
Small Cap Equity Fund	94,322,008	12,229,491	(1,567,079)	10,662,412
Small Company Opportunities Fund	95,152,467	15,576,621	(2,142,647)	13,433,974

Note: The aggregate cost for investments for the Money Market Fund as of March 31, 2007, is the same for financial reporting and Federal income tax purposes.

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II
By	/s/ John F. Carlson
John F. Carlson, President and Principal Executive Officer
Date	5/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John F. Carlson
John F. Carlson, President and Principal Executive Officer
Date	5/21/07
By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/21/07